  As filed with the Securities and Exchange Commission on September 18, 1995

                                                       Registration No. 33-90888
                                                                        811-9010
--------------------------------------------------------------------------------
                      SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C    20549
--------------------------------------------------------------------------------


                                   FORM N-1A
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [_]

                       Pre-Effective Amendment No.   2                [X]
                                                   -----
                      Post-Effective Amendment No. _____              [_]
                                      and
          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                             Amendment No.  2                         [X]
                                          -----


                         TRANSAMERICA INVESTORS, INC.
                         ----------------------------
                          (Exact Name of Registrant)

                   1150 SOUTH OLIVE, LOS ANGELES, CA  90015
                   ----------------------------------------
                   (Address of Principal Executive Offices)

              Registrant's Telephone Number, including Area Code:
                                (213) 742-2111

Name and Address of Agent for Service:                      Copy to:

Reid A. Evers, Esquire                            Frederick R. Bellamy, Esquire
Second Vice President, Assistant General Counsel  Sutherland, Asbill & Brennan
Transamerica Occidental Life Insurance Co.        1275 Pennsylvania Avenue, N.W.
1150 South Olive                                  Washington, D.C.  20004-2404
Los Angeles, CA 90015

                 Approximate date of proposed public offering:
   As soon as practicable after effectiveness of the Registration Statement.


Declaration required pursuant to Rule 24f-2 of the Investment Company Act of 1940: An indefinite number of shares of Common Stock of the Registrant is being registered by this Registration Statement. The $500 filing fee required by said Rule was paid with the initial filing.

The Registrant hereby amends its Registration Statement under the Securities Act of 1933 on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall hereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                         TRANSAMERICA INVESTORS, INC.
                      Registration Statement on Form N-1A

                             CROSS REFERENCE SHEET
                            Pursuant to Rule 481(a)

 N-1A
Item No.                                                                 Caption
--------                                                                 -------
PART A     INFORMATION REQUIRED IN A PROSPECTUS

1.   Cover Page...................................................... Cover Page

2.   Synopsis..................................................... Fund Expenses

3.   Condensed Financial Information............................. Not Applicable

4.   General Description of Registrant............ The Premier Funds at a Glance
                                                 A General Discussion.about Risk
                                                             General Information
                                            Transamerica Premier Funds in Detail
                     Investment Procedures and Risk Considerations for the Funds

5.   Management of the Fund................................. The Management Team
                                            Investment Adviser and Administrator
                                                             General Information

5A.  Management's Discussion of Performance................ Investment Adviser's
                                                                     Performance

6.   Capital Stock and Other Securities..................... The Management Team
                                                            Shareholder Services
                                                          How to Exchange Shares
                                                     Dividends and Capital Gains
                                                               What About Taxes?
                                                             General Information

7.   Purchase of Securities Being Offered.................. Opening Your Account
                                                    How to Buy Additional Shares
                                                            Shareholder Services
                                                             General Information
                                                                     Share Price
                                        Other Investor Requirements and Services

8.   Redemption or Repurchase................................ How to Sell Shares

9.   Pending Legal Proceedings...............................General Information

PART B    INFORMATION REQUIRED IN THE
          STATEMENT OF ADDITIONAL INFORMATION

N-1A
Item No.                                                                 Caption
--------                                                                 -------
10.  Cover Page...................................................... Cover Page

11.  Table of Contents........................................ Table of Contents

12.  General Information and History............................. Not Applicable

13.  Investment Objectives and Policies................. Investment Restrictions
                                           Description of Corporate Bond Ratings
                                         Description of Fixed-Income Instruments
                     Investment Procedures and Risk Considerations For the Funds
                                                                   Fund Turnover

14.  Management of the Registrant..................... Management of the Company
                                          Investment Advisory and Other Services

15.  Control Persons and Principal
       Holders of Securities..................................... Not Applicable

16.  Investment Advisory and
       Other Services.................... Investment Advisory and Other Services

17.  Brokerage Allocation and Other
       Practices........................................... Brokerage Allocation

18.  Capital Stock and Other Securities...................... Exchange Privilege

19.  Purchase, Redemption and Pricing
       of Securities Being Offered............. Determination of Net Asset Value

20.  Tax Status.................................................. Not Applicable

21.  Underwriters................................................ Not Applicable

22.  Calculation of Performance Data.................... Performance Information

23.  Financial Statements.................................. Financial Statements

PART C    OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                          TRANSAMERICA PREMIER FUNDS
                                INVESTOR SHARES

                      Supplement Dated September 22, 1995
            to Investor Shares Prospectus Dated September 22, 1995

       The following information supplements, and should be read in conjunction with, the Prospectus to which this endorsement is attached.

       The following information supplements the section titled "Fund Expenses."

       As an additional subsidy to introduce the Funds, beginning on the date of commencement of Fund sales, the Investment Adviser will waive the Adviser Fee and the Administrator will assume any other operating expenses for each Fund, other than certain extraordinary or non-recurring expenses, which together exceed 0.25% of the average daily net assets for each Fund until the earlier of December 31, 1995 or such time as the Fund's assets exceed $50 million.

       The estimated operating expenses for the period from the date of commencement of Fund sales until December 31, 1995 are as follows:

                 ESTIMATED FUND OPERATING EXPENSES TO 12/31/95
                     (as a percent of average net assets)

=========================================================================================
                                                                              TOTAL
                                                                             OPERATING
                                                              OTHER          EXPENSES
                                   ADVISER                  EXPENSES       AFTER WAIVER
                                  FEE AFTER      12b-1     AFTER REIM-       AND REIM-
FUND                               WAIVER         FEE       BURSEMENT        BURSEMENT
-----------------------------------------------------------------------------------------
Premier Equity                     0.00 %       0.25 %        0.00 %           0.25 %
-----------------------------------------------------------------------------------------
Premier Index                      0.00 %       0.10 %        0.15 %           0.25 %
-----------------------------------------------------------------------------------------
Premier Bond                       0.00 %       0.25 %        0.00 %           0.25 %
-----------------------------------------------------------------------------------------
Premier Balanced                   0.00 %       0.25 %        0.00 %           0.25 %
-----------------------------------------------------------------------------------------
Premier Short-Term Government      0.00 %       0.25 %        0.00 %           0.25 %
-----------------------------------------------------------------------------------------
Premier Cash Reserve               0.00 %       0.10 %        0.15 %           0.25 %
=========================================================================================

       The estimated annual operating expenses, assuming the above figures until
                     ------
December 31, 1995 and the figures currently in the Prospectus after December 31, 1995 are as follows:

                   ESTIMATED ANNUAL FUND OPERATING EXPENSES
                     (as a percent of average net assets)

=========================================================================================
                                                                              TOTAL
                                                                             OPERATING
                                                              OTHER          EXPENSES
                                   ADVISER                  EXPENSES       AFTER WAIVER
                                  FEE AFTER      12b-1     AFTER REIM-       AND REIM-
FUND                               WAIVER         FEE       BURSEMENT        BURSEMENT
-----------------------------------------------------------------------------------------
Premier Equity                     0.64 %       0.25 %        0.30 %           1.19 %
-----------------------------------------------------------------------------------------
Premier Index                      0.22 %       0.10 %        0.27 %           0.59 %
-----------------------------------------------------------------------------------------
Premier Bond                       0.45 %       0.25 %        0.34 %           1.04 %
-----------------------------------------------------------------------------------------
Premier Balanced                   0.56 %       0.25 %        0.34 %           1.15 %
-----------------------------------------------------------------------------------------
Premier Short-Term Government      0.37 %       0.25 %        0.08 %           0.70 %
-----------------------------------------------------------------------------------------
Premier Cash Reserve               0.26 %       0.10 %        0.23 %           0.59 %
=========================================================================================

PEO21-0995

                        PROSPECTUS:  SEPTEMBER 22, 1995

                                 TRANSAMERICA

                              PREMIER FUNDS
                                INVESTOR SHARES

YOUR GUIDE This guide (the "Prospectus") will provide you with helpful insights and details about the Transamerica Premier Funds. It is intended to give you what you need to know before investing. Please read it carefully and save it for future reference.


TRANSAMERICA INVESTORS Transamerica Investors, Inc. (also referred to as the Company or we, us, or our) is an open-end, management investment company. We are a mutual fund company that offers a number of portfolios, known as the Transamerica Premier Funds. Each Fund is managed separately and has its own investment objective, strategies and policies designed to meet different goals. Each Fund and each class of each Fund has its own levels of expenses and charges. The minimum investment is $1,000 per Fund, or less in some instances. See "Minimum Investment Amounts" on page _____.


THE PREMIER FUNDS
 . Transamerica Premier Equity Fund
 . Transamerica Premier Index Fund
 . Transamerica Premier Bond Fund
 . Transamerica Premier Balanced Fund

 . Transamerica Premier Short-Intermediate Government Fund
 . Transamerica Premier Cash Reserve Fund

FOR ADDITIONAL INFORMATION AND ASSISTANCE For additional details about the Funds, you can call 1-800-89-ASK-US (1-800-892-7587), or write to Transamerica Investors, P.O. Box 9232, Boston, Massachusetts 02205-9232. A free Statement of Additional Information (the "SAI"), which has been filed with the Securities and Exchange Commission, is available by calling the above number. The SAI is a part of this Prospectus by reference.

THESE FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE UNITED STATES GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE TRANSAMERICA PREMIER CASH RESERVE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

LIKE ALL MUTUAL FUND SHARES, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

             CONTENTS

             SECTION                                                        PAGE
             THE PREMIER FUNDS AT A GLANCE . . . . . . . . . . . . . . .
[margin] HERE'S WHERE YOU CAN GET A
QUICK OVERVIEW OF THE FUNDS' INVESTMENT
OBJECTIVES, STRATEGIES, AND POLICIES, AND SEE
IF YOU'RE THE TYPE OF INVESTOR WHO MIGHT BE
INTERESTED IN THESE FUNDS.

             FUND EXPENSES . . . . . . . . . . . . . . . . . . . . . . .
[margin] ALL OF THE FEES AND EXPENSES ARE
SPELLED OUT HERE, SO YOU CAN SEE HOW THESE
COSTS COMPARE WITH OTHER FUNDS.

             THE MANAGEMENT TEAM . . . . . . . . . . . . . . . . . . . .

             INVESTMENT ADVISER'S PERFORMANCE . . . . . . . . . . . . .
[margin] READ THIS SECTION FOR
INFORMATION ABOUT THE INVESTMENT ADVISER,
INCLUDING SOME INVESTMENT PERFORMANCE
NUMBERS YOU CAN USE TO COMPARE WITH
OTHER FUNDS.

             TRANSAMERICA PREMIER FUNDS IN DETAIL . . . . . . . . . . .

             A GENERAL DISCUSSION ABOUT RISK . . . . . . . . . . . . . .
[margin] YOUR TOLERANCE FOR RISK IS ONE
MAJOR PART OF YOUR INVESTMENT DECISION.
YOU SHOULD BE AWARE OF SEVERAL TYPES OF
RISK RELATED TO THE FUNDS, WHICH ARE
EXPLAINED IN THIS SECTION.

             INVESTMENT PROCEDURES AND RISK
                  CONSIDERATIONS FOR THE FUNDS. . . .  . . . . . . . . .

             SHAREHOLDER SERVICES . . . . . . . . . . . . . . . . . . .
[margin] WE OFFER A NUMBER OF SERVICES
THAT MAKE INVESTING IN THE FUNDS SIMPLE
AND EFFICIENT, LIKE OUR AUTOMATIC
INVESTMENT PLAN. THIS SECTION LISTS AND
DESCRIBES THESE SPECIAL SERVICES.

             OPENING YOUR ACCOUNT . . . . . . . . . . . . . . . . . . .
[margin] THESE SECTIONS CAN HELP YOU
UNDERSTAND HOW THE TRANSAMERICA PREMIER
FUNDS CAN BE EASILY AND CONVENIENTLY USED
TO MEET YOUR NEEDS.

             HOW TO BUY ADDITIONAL SHARES . . . . . . . . . .  . . . . .

[margin] The minimum investment is
$1,000 per Fund, or less in some
instances.

             HOW TO SELL SHARES . . . . . . . . . . . . . . . . . . . .

             HOW TO EXCHANGE SHARES . . . . . . . . . . . . . . . . . .

             OTHER INVESTOR REQUIREMENTS AND SERVICES . . . . . . . . .

             DIVIDENDS AND CAPITAL GAINS . . . . . . . . . . . . . . . .
[margin] ONE OF THE ADVANTAGES OF
INVESTING IN MUTUAL FUNDS IS THE POTENTIAL
TO RECEIVE DIVIDENDS AND/OR CAPITAL GAINS.
YOU CHOOSE HOW YOU WANT TO RECEIVE THESE.

             WHAT ABOUT TAXES? . . . . . . . . . . . . . . . . . . . . .

             SHARE PRICE . . . . . . . . . . . . . . . . . . . . . . . .

             INVESTMENT ADVISER AND ADMINISTRATOR . . . . . . . . . . .

             GENERAL INFORMATION . . . . . . . . . . . . . . . . . . . .


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SECURITIES IN ANY STATE OR OTHER JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER IN SUCH STATE OR OTHER JURISDICTION.



               THE PREMIER FUNDS AT A GLANCE

                    The Transamerica Premier Funds consist of six diversified
               Funds with different investment objectives and risk levels, which invest in a range of securities types. There is no guarantee that these investment objectives will be met. These short descriptions will give you a summary of each Fund. A more detailed description for each Fund is in "Transamerica Premier Funds in Detail" on page____. For information on the risks associated with investment in these Funds, see "Investment Procedures and Risk Considerations for the Funds" on page ____.

               TRANSAMERICA PREMIER EQUITY FUND
               .  We seek to maximize long-term growth for this Fund.

               . We invest primarily in common stocks of growth companies that we consider to be premier companies that are under-valued in the stock market.
               . The Fund is intended for investors who wish to participate primarily in the common stock markets. Investors should have the perspective, patience, and financial ability to take on above-average stock market volatility in a focused pursuit of long-term capital growth.

               TRANSAMERICA PREMIER INDEX FUND
               . We seek to track the performance of the Standard & Poor's 500 Composite Stock Price Index, also known as the S&P 500 Index, for this Fund.
               . We attempt to reproduce the overall investment characteristics of the S&P 500 Index by using a combination of management techniques. Our stock purchases reflect the S&P 500 Index, but we make no attempt to forecast general market movements.
               . The Fund is intended for investors who wish to participate in the overall growth of the economy, as reflected by the domestic stock market. Investors should have the perspective, patience, and financial ability to take on average stock market volatility in pursuit of long-term capital growth.

               TRANSAMERICA PREMIER BOND FUND
               . We seek to achieve a high total return (income plus capital changes) from fixed income securities consistent with preservation of principal for this Fund.
               . We invest primarily in a diversified selection of investment grade corporate and government bonds and mortgage-backed securities.
               . The Fund is intended for investors who wish to invest in a diversified portfolio of bonds. Investors should have the perspective, patience, and financial ability to take on above-average bond price volatility in pursuit of a high total return produced by income from longer-term securities and capital gains from undervalued bonds.

               TRANSAMERICA PREMIER BALANCED FUND

               . We seek to achieve long-term capital growth and current income with a secondary objective of capital preservation, by balancing investments among stocks, bonds, and cash (or cash equivalents) for this Fund.
               . We invest in a diversified selection of common stocks, bonds, and money market instruments and other short-term debt securities.
               . The Fund is intended for investors who wish to participate in both the equity and debt markets, but who wish to leave the allocation of the balance between them to professional management. Investors should have the perspective, patience, and financial ability to take on average market volatility in pursuit of long-term total return that balances capital growth and current income.

               TRANSAMERICA PREMIER SHORT-INTERMEDIATE GOVERNMENT FUND
               . We seek to achieve a high level of current income with the security of investing in government securities for this Fund.

               . We generally invest in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or its political subdivisions. The Fund will have dollar-weighted average maturity of more than two years, but less than five years.
               . The Fund is intended for investors who wish to earn higher income than is available from money market funds. Investors should have the perspective and patience to accept the additional price fluctuation for the advantage of earning generally higher returns than is available from money market funds.

               TRANSAMERICA PREMIER CASH RESERVE FUND
               . We seek to maximize current income from money market securities consistent with liquidity and preservation of principal for this Fund.
               . This is a money market fund. We invest primarily in high quality U.S. dollar-denominated money market instruments with remaining maturities of 13 months or less.
               . The Fund provides a low risk, relatively low cost way to maximize current income through high quality money market securities that offer stability of principal and liquidity. This Fund may be a suitable investment for temporary or defensive purposes and may also be appropriate as part of an overall long-term investment strategy.


SHARES OF THESE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, AND ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY. THESE FUNDS INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.



               FUND EXPENSES

                    Each Fund bears the costs of its operations. These costs may include, but are not limited to, fees for investment adviser, distribution, shareholder service, independent directors, professional and brokerage services, security pricing services, custody, transfer agency, recordkeeping services, insurance, federal and state registration, amortized expenses, taxes, and any extraordinary expenses.

                    Each Fund is available in two classes of shares: Investor
               Shares and Adviser Shares. Each class of shares will be charged separately for expenses related solely to that class. Each class of shares may have different sales charges and other expenses, which may affect performance. Fund expenses that are not class-specific will be allocated between the classes based on the net assets of each class. This Prospectus describes only Investor Shares.

               INVESTOR SHARES Investor Shares are available on a no-load basis directly to individuals, companies, Pension and Retirement Savings Programs, and other institutional investors from Transamerica Securities Sales Corporation ("TSSC"), the Distributor. For a listing of applicable Pension and Retirement Savings Programs, see "Pension and Retirement Savings Programs" on page ____.

                    Adviser Shares are available only to Pension and Retirement
               Savings Programs and other institutional investors, and only from registered representatives of Transamerica Financial Resources, Inc. ("TFR"), or other registered broker-dealers authorized by the Board of Directors and TSSC. Individual investors can buy Adviser Shares only for an Individual Retirement Account ("IRA") or through a program sponsored by their employer, that is offered by a registered representative (i.e. broker). To receive a free prospectus about Adviser Shares, contact a TFR representative or call 1-800-89-ASK-US.

                       SHAREHOLDER TRANSACTION EXPENSES

==============================================================================================
                                                                            SHORT-
PREMIER FUNDS                                                               INTERM   CASH
TRANSACTION EXPENSES                     EQUITY   INDEX   BOND   BALANCED   GOVERN   RESERVE
----------------------------------------------------------------------------------------------
Sales Charge on Purchases/1/             None     None    None   None       None     None
----------------------------------------------------------------------------------------------
Redemption Fee                           None     None    None   None       None     None
----------------------------------------------------------------------------------------------
Sales Charge on Reinvested Dividends     None     None    None   None       None     None
----------------------------------------------------------------------------------------------
Exchange Fee                             None     None    None   None       None     None
----------------------------------------------------------------------------------------------
Contingent Deferred Sales Charge         None     None    None   None       None     None
==============================================================================================


[margin] SHAREHOLDER TRANSACTION EXPENSES ARE
CHARGES YOU PAY AT THE TIME YOU BUY OR SELL SHARES
IN A FUND.

                   ESTIMATED ANNUAL FUND OPERATING EXPENSES
                     (as a percent of average net assets)

============================================================================================
                                                                                 TOTAL
                                                                               OPERATING
                                                                 OTHER          EXPENSES
                                           ADVISER              EXPENSES      AFTER WAIVER
                                          FEE AFTER   12B-1    AFTER REIM-     AND REIM-
FUND                                      WAIVER/2/   FEE/3/   BURSEMENT/4/   BURSEMENT/5/
--------------------------------------------------------------------------------------------
Premier Equity                             0.85 %     0.25%      0.40%           1.50 %
--------------------------------------------------------------------------------------------
Premier Index                              0.30 %     0.10%      0.30%           0.70 %
--------------------------------------------------------------------------------------------
Premier Bond                               0.60 %     0.25%      0.45%           1.30 %
--------------------------------------------------------------------------------------------
Premier Balanced                           0.75 %     0.25%      0.45%           1.45 %
--------------------------------------------------------------------------------------------
Premier Short-Intermediate                 0.50 %     0.25%      0.10%           0.85 %
Government
--------------------------------------------------------------------------------------------
Premier Cash Reserve                       0.35 %     0.10%      0.25%           0.70 %
============================================================================================


The preceding tables summarize actual transaction expenses and anticipated operating expenses. The purpose of the tables is to assist you in understanding the varying costs and expenses you will bear directly or indirectly. Without any fee waiver by the Investment Adviser or expense reimbursement by the Administrator, the estimated total operating expenses for the first year of the Funds' operation, based on $50 million of assets in each Fund, are 3.26 %, 2.77 %, 3.10 %, 3.16 %, 2.90 % and 2.62 %, respectively.

                                    EXAMPLE
Using the above tables of transaction expenses and operating expenses/6/, you would pay the following expenses based on a $1,000 investment. The expenses shown assume a 5% annual return. The expenses are the same whether or not you redeem your shares at the end of each time period. We may assess an annual fee against accounts used as IRA's or SEP's. For more information on this fee, see "IRA/SEP Accounts" on page _____ .

           ===========================================================
           FUND                                      1 YEAR  3 YEARS
           -----------------------------------------------------------
           Premier Equity                              $15      $47
           -----------------------------------------------------------
           Premier Index                               $ 7      $22
           -----------------------------------------------------------
           Premier Bond                                $13      $41
           -----------------------------------------------------------
           Premier Balanced                            $15      $46
           -----------------------------------------------------------
           Premier Short-Intermediate Government       $ 9      $27
           -----------------------------------------------------------
           Premier Cash Reserve                        $ 7      $22
           ===========================================================


[margin] ANNUAL FUND OPERATING
EXPENSES ARE PAID AT A DAILY RATE OUT OF THE
FUND'S ASSETS. WE CALCULATE THE SHARE PRICE
AND ANY DIVIDENDS AFTER THESE EXPENSES ARE
PAID.


THE INFORMATION CONTAINED IN THE ABOVE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. THE ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.


1. Although there is no sales charge, there is a 12b-1 fee. Over a long period of time, the total amount of 12b-1 fees paid may exceed the amount of another fund's sales charges.
2.  See "Adviser Fee" on page ____.
3. 12b-1 fees cover costs of advertising and marketing the Funds. For more information on 12b-1 fees, see "Distribution Plan" on page ____.

4. "Other Expenses" are those incurred after any reimbursements to the Fund by the Administrator. See "The Management Team" on page ____. Other expenses include expenses not covered by the adviser fee or the 12b-1 fee. See "Distribution Plan" on page ____. This can include fees and expenses attributable solely to a particular class of shares, such as those for transfer agent and administrative personnel; preparing, printing, mailing and distributing materials to shareholders of a particular class; state and federal registration fees; legal and accounting fees; directors' fees and expenses incurred as a result of issues relating solely to a class; and fees and payments for specific class services including account maintenance, dividend disbursing or subaccounting services; or administration of a dividend reinvestment, systematic investment or withdrawal plan.

5. Total operating expenses include adviser fees, 12b-1 fees, and other expenses that a Fund incurs. The Investment Adviser has agreed to waive their Adviser Fee and the Administrator has agreed to assume any other operating expenses for each Fund , other than certain extraordinary or non-recurring expenses, which together exceed a specified percentage of the average daily net assets of that Fund until the earlier of October 1, 1996 or such time as the Fund's assets exceed $50 million. The specified percentages are 1.50 % for the Premier Equity Fund, 0.70 % for the Premier Index Fund, 1.30 % for the Premier Bond Fund, 1.45 % for the Premier Balanced Fund, 0.85 % for the Premier Short-Intermediate Government Fund, and 0.70 % for the Premier Cash Reserve Fund. The Administrator may, from time to time, assume additional expenses. Fee waivers and expense assumption arrangements, which may be terminated at any time without notice, will increase a Fund's yield.
6.  The expenses in the example assume no fees for IRA or SEP accounts.



                              THE MANAGEMENT TEAM

                    Responsibility for the management and supervision of the
               Company and its Funds rests with the Board of Directors of Transamerica Investors, Inc. (the "Board"). The Investment Adviser and the Administrator are subject to the direction of the Board.

                    The Funds' Investment Adviser is Transamerica Investment
               Services, Inc. (the "Investment Adviser"), 1150 S. Olive Street, Los Angeles, California 90015. The Investment Adviser's duties include, but are not limited to: (1) supervising and managing the investments of each Fund and directing the purchase and sale of its investments; and (2) ensuring that investments follow the investment objective, strategies, and policies and comply with government regulations. For more information on Fund management, see "Investment Adviser and Administrator Services" on page ____.

                    The Funds' Administrator is Transamerica Occidental Life
               Insurance Company (the "Administrator"), 1150 S. Olive Street, Los Angeles, California 90015. The Administrator's duties include, but are not limited to: (1) providing the Funds with administrative and clerical services, including the maintenance of the Funds' books and records; (2) registering the Fund shares with the Securities and Exchange Commission (the "SEC") and with those states and other jurisdictions where its shares are offered or sold and arranging periodic updating of the Funds' prospectus;
               (3) providing proxy materials and reports to Fund shareholders and the SEC; and (4) providing the Funds with adequate office space and all necessary office equipment and services.

                    Transamerica Occidental Life Insurance Company is a wholly owned subsidiary of Transamerica Insurance Corporation of California. Both Transamerica Insurance Corporation of California and Transamerica Investment Services, Inc. are wholly owned subsidiaries of Transamerica Corporation, 600 Montgomery Street, San Francisco, California 94111, one of the nation's largest financial services companies.


               INVESTMENT ADVISER'S
               PERFORMANCE

                    Because Transamerica Investors, Inc. is a new mutual fund
               company, established in 1995, there is no past performance information available for the Premier Funds. However, the Investment Adviser, Transamerica Investment Services, Inc., has been managing segregated investment accounts (or "separate accounts") for pension clients of Transamerica Corporation's affiliate companies for over ten years. The Investment Adviser's performance in managing these investments was a key factor in our decision to offer mutual funds to the public. This performance is illustrated in the tables and graphs that follow.

[margin] THE PERFORMANCE FIGURES SHOWN
HERE ARE FOR FIVE INVESTMENT FUNDS WHICH
HAVE THE SAME INVESTMENT ADVISER AND USE
THE SAME BASIC INVESTMENT STRATEGIES AS THE
CORRESPONDING PREMIER FUNDS. THIS
DEMONSTRATES THE INVESTMENT ADVISER'S
INVESTMENT TRACK RECORD.

                    Five of the Funds described in this Prospectus have
               substantially the same investment objectives and policies and use the same investment strategies and techniques as the similarly named, but unrelated, separate accounts managed by the Investment Adviser . However, there can be no assurance that their performance will be the same. The Funds may have total assets which will be more or less than the total assets in the separate accounts. The Investment Adviser believes that asset size is not a significant factor in the Funds' ability to achieve their investment objectives.

                    For comparison purposes, the five separate accounts match up to the Premier Funds as follows:

       SEPARATE ACCOUNTS                       PREMIER FUNDS
       -----------------                       -------------
       Equity Separate Account                 Transamerica Premier Equity Fund
       Equity Index Separate Account           Transamerica Premier Index Fund
       Bond Separate Account                   Transamerica Premier Bond Fund
       Balanced Separate Account               Transamerica Premier Balanced Fund
       Cash Management Separate Account        Transamerica Premier Cash Reserve Fund

       The following table shows how the separate accounts' annualized performance compares to recognized industry indexes over the last one-year, three-year, and five-year periods.

                         SEPARATE ACCOUNT PERFORMANCE*

=========================================================================================
                                                                               SINCE
SEPARATE ACCOUNT OR INDEX                     1 YEAR    3 YEARS   5 YEARS   INCEPTION**
=========================================================================================
Equity Separate Account                        44.02%    26.38%    23.84%        20.69%
-----------------------------------------------------------------------------------------
S&P 500 Index                                  26.07%    13.26%    12.09%        10.51%
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
Equity Index Separate Account                  25.45%    12.62%    11.46%        13.47%
-----------------------------------------------------------------------------------------
S&P 500 Index                                  26.07%    13.26%    12.09%        13.72%
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
Bond Separate Account                          15.80%    10.13%    11.54%        13.13%
-----------------------------------------------------------------------------------------
Lehman Brothers Government/Corporate Index     12.77%     7.93%     9.61%        10.44%
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
Balanced Separate Account                      37.54%     - -       - -          17.38%
-----------------------------------------------------------------------------------------
60% S&P 500 Index and 40% Lehman Brothers      20.75%     - -       - -           9.57%
Government/Corporate Index
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
Cash Management Separate Account                5.00%     3.56%     4.44%         6.94%
-----------------------------------------------------------------------------------------
IBC/Donoghue First Tier Index                   4.95%     3.51%     4.37%         6.88%
-----------------------------------------------------------------------------------------


     * Figures are as of 6/30/95

     **  Inception dates:  Equity - 10/1/87; Equity Index - 10/1/86;
               Bond - 5/1/83; Balanced - 4/1/93; Cash Management - 1/3/82

     - -  Prior to separate account inception

                    The Investment Adviser has had a history of successfully
               investing in the three basic investment categories: equity, bond, and money markets. Below are graphs of the three separate accounts representing those categories, showing their performance since inception compared with the performance of recognized industry indexes for each investment category.

                    Rates of return shown are calculated using a time-weighted total rate of return with each period linked to create the long term rates of return. Results for periods longer than one year are annualized. This method was used for each separate account and will also be used for each of the Funds. Beginning on October 1, 1992 the separate account values were calculated daily and cash flows were daily. Prior to that date, separate account valuations and cash flows were monthly.

                    The following graph shows that $1,000 invested in the Equity
               Separate Account at its inception on October 1, 1987 would have grown to about $4,293 as of June 30, 1995. This is equivalent to a 20.69% return per year. By comparison $1,000 invested at the same time in S&P 500 Index securities would have grown to only about $2,169. The S&P 500 Index is a selection of 500 common stocks designed to be a benchmark for the equity market in general.

                             [GRAPH APPEARS HERE]

                    The following graph shows that $1,000 invested in the Bond
               Separate Account at its inception on May 1, 1983 would have grown to about $4,487 as of June 30, 1995. This is equivalent to a 13.13% return per year. By comparison $1,000 invested at the same time in Lehman Brothers Government/ Corporate Index securities would have grown to only about $3,348. The Lehman Brothers Government/Corporate Index is a mixture of both corporate and government bonds with maturities of 10 years or longer that are rated investment grade or higher by Moody's or Standard &
               Poor's.
                             [GRAPH APPEARS HERE]

                    The following graph shows that $1,000 invested in the Cash
               Management Separate Account at its inception on January 3, 1982 would have grown to about $2,417 as of June 30, 1995. This is equivalent to a 6.94 % return per year. And $1,000 invested at the same time in IBC/Donoghue First Tier Index securities would have grown to about $2,399. The IBC/Donoghue First Tier Index is a composite of taxable money market funds that meet the SEC's definition of first tier securities.

                             [GRAPH APPEARS HERE]

                    Performance for the separate accounts is shown after
               reduction for investment management and administrative charges. The industry indexes shown in the above graphs are used for comparison purposes only. They are unmanaged indexes that have no management fees or expense charges, and they are not available for investment. Performance figures are based on historical earnings. They are not intended to indicate future performance.

                    As you can see, the separate accounts have good long-term
               performance records compared with the indexes. Keep in mind the Premier Funds' performance may differ from the separate accounts' performance. Some reasons for this difference are timing of purchases and sales, availability of cash for new investments, brokerage commissions, and diversification of securities. It's possible that by using different performance-determining methods than we've used here, the results could vary. You should not rely on this performance data when deciding whether to invest in a particular Premier Fund. Past performance of the separate accounts is no guarantee of future results for the Funds.

               TRANSAMERICA PREMIER FUNDS IN
               DETAIL

               FUND OBJECTIVES, STRATEGIES AND POLICIES The investment objectives, strategies, and policies of each Fund are described below. There is also a section for each Fund giving some points to consider when investing in that Fund's shares. The "Some Points to Consider When Investing" section is designed to suggest circumstances for investing in that Fund, and give you a better understanding of the Fund.

               FUND RISKS The "Investment Procedures and Risk Considerations for the Funds" section on page ____ details specific risks of the types of securities in which the Funds invest.


               TRANSAMERICA PREMIER EQUITY FUND

               INVESTMENT OBJECTIVE We seek to maximize long-term growth for this Fund.

               INVESTMENT STRATEGIES AND POLICIES We invest primarily in common stocks of growth companies that we consider to be premier companies that are undervalued in the stock market. We believe premier companies have: managements that demonstrate their outstanding capabilities through a combination of superior track records and well-defined plans for the future; low cost proprietary products; dominance in market share or specialized market niches; strong earnings and cash flows to finance future growth; or shareholder orientation by increasing dividends, stock repurchases, and strategic acquisitions.

[margin] FOR THE TRANSAMERICA PREMIER
EQUITY FUND, WE GENERALLY FOCUS ON
GROWTH STOCKS OF WHAT WE CONSIDER TO BE
PREMIER COMPANIES.

                    We also select companies for their potential for growth
               based upon trends in the U.S. economy. Some major trends have included: a) the aging of baby boomers; b) the proliferation of communication and information technologies; c) the shift toward financial assets rather than real estate or other tangible assets; and d) the continuing increase in U.S. productivity.

                    We focus on growth stocks for this Fund. We will generally invest at least 65% of the Fund's assets in common stocks. We may also invest in preferred stocks, warrants, and bonds convertible into common stocks. When the Investment Adviser determines that market conditions warrant, the Fund may invest without limit in cash and cash equivalents for temporary defensive purposes. It is not expected to be used routinely. As part of the management of cash and cash equivalents and to help maintain liquidity, we may purchase and sell the same kind of money market and other short-term instruments and debt securities as we do for the

               Transamerica Premier Cash Reserve Fund. See "Transamerica Premier Cash Reserve Fund" on page ____ .

                    We may buy foreign securities if they meet the same criteria described above for the Fund's investments in general. We may invest as much as 20% of its assets in foreign securities. At times the Fund may have no foreign investments. Foreign securities we purchase will be those traded on the U.S. exchanges as American depositary receipts ("ADR's"). ADR's are registered stocks of foreign companies which trade on U.S. stock exchanges.

               SOME POINTS TO CONSIDER WHEN INVESTING Since we invest primarily in common stocks, our investments are subject to stock market price volatility. Price volatility means that stock prices can go up or down due to a variety of economic and market conditions.

[margin] STOCK PRICES GO UP AND DOWN,
ESPECIALLY OVER A SHORT-TERM HORIZON. SO IF
YOU INVEST IN THE TRANSAMERICA PREMIER
EQUITY FUND YOU SHOULD BE WILLING TO
ACCEPT THESE KINDS OF PRICE SWINGS WHILE
FOCUSING ON THE LONG-TERM INVESTMENT
OBJECTIVE.

                    However, we attempt to lessen price volatility by focusing on the potential for each prospective holding (a "bottom up" approach) rather than the economic and business cycle (a "top down" approach). The Fund is constructed one stock at a time. Each company passes through our research process and in our opinion stands on its own merits as a viable investment. Our proprietary fundamental research is designed to identify companies with potential for improvement in profitability and acceleration of growth. We believe a rising stock market will tend to provide significant opportunities for these fundamental improvements to be reflected in stock prices. We believe these stocks to have stable inherent value under most circumstances and tend to be better protected in a general declining market.

                    The Fund is intended for investors who have the perspective, patience, and financial ability to take on above-average stock market volatility in a focused pursuit of long-term capital growth. Because of the uncertainty associated with common stock investments, the Fund is intended to be a long-term investment.


               TRANSAMERICA PREMIER INDEX FUND

               INVESTMENT OBJECTIVE We seek to track the performance of the Standard & Poor's 500 Composite Stock Price Index, also known as the S&P 500 Index (the "Index"), for this Fund.

               INVESTMENT STRATEGIES AND POLICIES To achieve the Fund's objective, we use a combination of management techniques. We purchase common stocks, S&P 500 Stock Index futures, S&P 500 Stock Index options, and short-term instruments in varying proportions. For common stocks, investment decisions are based solely on the market proportions of securities which are included in the Index. The only exception is that Transamerica

               Corporation common stock will not be purchased. Our stock purchases reflect the Index, but we make no attempt to forecast general market movements.

[margin] THE TRANSAMERICA PREMIER
INDEX FUND IS A EASY WAY FOR YOU TO INVEST
IN THE OVERALL STOCK MARKET SINCE THE FUND
WILL TRACK THE 500 STOCKS IN THE S&P 500.

                    The Index is an unmanaged index which assumes reinvestment of dividends and is generally considered representative of U.S. large capitalization stocks. The Index is composed of 500 common stocks of large-capitalization companies that are chosen by Standard and Poor's Corporation on a statistical basis. The inclusion of a stock in the Index in no way implies that Standard & Poor's Corporation believes the stock to be an attractive investment. The 500 stocks, most of which trade on the New York Stock Exchange, represent approximately 70% of the market value of all U.S. common stocks. Each stock in the Index is weighted by its market value.

                    Because of the market value weighting, the 50 largest
               companies in the Index currently account for approximately 50% of the Index. Typically, companies included in the Index are the largest and most dominant firms in their respective industries. As of June 30, 1995, the five companies with the largest weighting in the Index were: General Electric (2.4%), Exxon Corporation (2.2%), AT&T Corporation (2.1%), Coca Cola (2.0%), and Royal Dutch Petroleum (1.6%). The Investment Adviser routinely compares the Fund's composition to the Index and rebalances the Fund as required.

                    We may invest in instruments, other than common stocks,
               whose return depends on stock market prices. They include S&P 500 Stock Index futures contracts, options on the Index, options on futures contracts, and debt securities. These are derivative securities whose returns are linked to the returns of the S&P 500 Index. These investments are made primarily to help the Fund track the total return of the Index. The use of S&P 500 Index derivatives allows the Fund to achieve close correlation with the Index on a cost-effective basis while maintaining liquidity. Purchase of futures and options requires only a small amount of cash to cover the Fund's position and approximate the price movement of the Index. In order to avoid leverage, any cash which we do not invest in stocks or in futures and options we invest in short-term debt securities of the same type as the Transamerica Premier Cash Reserve Fund can invest. These investments allow the Fund to approximate the dividend yield of the Index, to cover the Fund's open positions in the S&P 500 Index derivatives, and to help offset transaction costs and other expenses not incurred by the unmanaged Index. For more information on derivatives, see the section on "Options, Futures, and Other Derivatives" on page ______ of the Prospectus, and also in the Statement of Additional Information.

                    The Transamerica Premier Index Fund is not sponsored,
               endorsed, sold or promoted by Standard & Poor's Corporation. S&P's only relationship to the Transamerica Premier Index Fund is the licensing of the S&P marks and the S&P 500 Index.

               SOME POINTS TO CONSIDER WHEN INVESTING The performance of the Transamerica Premier Index Fund will reflect the performance of the S&P 500 Index although it may not match it precisely. Generally, when the Index is rising, the value of shares in the Fund should also rise. When the market is declining, the value of shares should also decline. The Index's returns are not reduced by investment or operating expenses. So, our ability to match the Index will be impeded by such expenses. The Fund's return versus the Index, and its monthly correlation with the movement of the Index, will be reviewed by the Fund's management and reported to the Board.

                    In attempting to achieve its objective, the Fund will
               actively trade its investments. This may result in higher transaction costs and tax consequences than for a less actively traded fund, but the Investment Adviser believes that such turnover will not adversely affect the Fund's performance. The portfolio turnover rate may be as high as 200%. See page ____for more information on turnover.

                    The Fund is intended for investors who wish to participate in the overall growth of the economy, as reflected by the domestic stock market. By owning shares of the Fund, you indirectly own shares of the largest companies, according to their proportional representation in the Index. Investors should have the perspective, patience, and financial ability to take on average stock market volatility in pursuit of long-term capital growth. Because of the uncertainty associated with common stock investments, the Fund is intended to be a long-term investment.



               TRANSAMERICA PREMIER BOND FUND

               INVESTMENT OBJECTIVE We seek to achieve a high total return (income plus capital changes) from fixed income securities consistent with preservation of principal for this Fund.

               INVESTMENT STRATEGIES AND POLICIES We invest in a diversified selection of corporate and government bonds and mortgage-backed securities. Through our proprietary evaluation and credit research, we identify bonds whose potential to outperform other similar bonds, by virtue of underlying credit strength and market mispricing, is not fully reflected in the current bond market valuations. By actively managing the Fund, we capitalize on these opportunities. We seek to accumulate additional return by finding price advantages as they occur in the market.

                    We normally invest at least 65% of the Fund's assets in
               investment grade bonds. Investment grade bonds are rated Baa or higher by Moody's Investors Service ("Moody's"). They are rated BBB or higher by Standard & Poor's Corporation ("S&P"). Maturities are primarily between 10 and 30 years. In addition, we may invest in lower-rated securities (currently not expected to exceed 20% of the Fund's assets). Those securities are rated Ba1 or lower (Moody's) and BB+ or lower (S&P). We may also invest in unrated securities of similar quality, as determined by us. For more information on lower-rated securities, see "High-Yield ('Junk') Bonds" on page ____ of the Prospectus and see the Statement of Additional Information. For more information on S&P and Moody's ratings, see "Summary of Bond Ratings" on page ____.

[margin] WE INVEST PRIMARILY IN HIGH
QUALITY, INVESTMENT GRADE CORPORATE AND
GOVERNMENT BONDS AND MORTGAGE-BACKED
SECURITIES, AND, TO A LESSER EXTENT, IN

BELOW-INVESTMENT GRADE SECURITIES, FOREIGN
SECURITIES, AND CASH EQUIVALENTS.

                    Our investments may include securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, publicly traded corporate securities, as well as municipal obligations. We also may invest in mortgage-backed securities issued by various federal agencies and government sponsored enterprises and in other mortgage-related or asset-backed securities. The investments in mortgage-related securities can be subject to the risk of early repayment of principal. For more information, see "Mortgage-Backed and Asset-Backed Securities" on page ____ and the Statement of Additional Information.

                    We may buy foreign securities and other instruments if they meet the same criteria described above for the Fund's investments in general. We may invest as much as 20% of the Fund's assets in foreign securities. At times the Fund may have no foreign investments. See "Foreign Securities" on page ____.

                    If a security in the Fund that was originally rated
               "investment grade" is downgraded by a ratings service, it may or may not be sold. This depends on our assessment of the issuer's prospects. However, we will not purchase below-investment-grade securities if that would increase their representation in the Fund to more than 35%. See "Summary of Bond Ratings" on page ____ and "High Yield ('Junk') Bonds" on page ____ for a description of bond ratings and junk bonds.

                    As part of the management of cash and cash equivalents and to help maintain liquidity, we may purchase and sell the same kind of money market and other short-term instruments and debt securities as we do for the Transamerica Premier Cash Reserve Fund. See "Transamerica Premier Cash Reserve Fund" on page ____ . We may also invest in options and futures contracts on other securities or groups of securities and preferred stock. See "Options, Futures and Other Derivatives" on page ___ and in the Statement of Additional Information. We ordinarily invest in common stock only as a result of conversion of bonds, exercise of warrants, or other extraordinary business events.

               SOME POINTS TO CONSIDER WHEN INVESTING The Transamerica Premier Bond Fund is intended for investors who have the perspective, patience, and financial ability to take on above-average bond price volatility in pursuit of a high total return produced by income from longer-term securities and capital changes from undervalued credit strength. Due to the longer maturity of the Fund's assets, the price of the Fund's securities can fluctuate more sharply than shorter-term securities when interest rates go up or down. An increase in interest rates will cause prices to fall. A decrease in rates will cause prices to rise. Because of the uncertainty associated with long-term bond investments, the Fund is intended to be a long-term investment.

                    The longer maturity bonds in which we primarily invest tend to produce higher income than bonds with shorter maturities. Longer maturity bonds also tend to vary more in price in response to changes in interest rates. The basic quality of the bonds, which are primarily investment grade, tends to provide some safety of principal.

[margin] BOND PRICES AND INTEREST RATES
TEND TO WORK LIKE A SEE-SAW. LONGER

MATURITY BONDS SIT OUT TOWARDS THE END.
SHORTER MATURITY BONDS SIT IN TOWARDS THE
CENTER. WHEN INTEREST RATES RISE, BOND
PRICES FALL. WHEN INTEREST RATES FALL, BOND
PRICES RISE.

                    In general, lower-rated bonds, which are a much lesser
               component of the Fund, offer higher returns. But they also carry higher risks. These can include: a) a higher risk of insolvency, especially during economic downturns; b) a lower degree of liquidity; and c) the prices of lower-rated bonds can be more volatile.


               TRANSAMERICA PREMIER BALANCED FUND

               INVESTMENT OBJECTIVE We seek to achieve long-term capital growth and current income with a secondary objective of capital preservation, by balancing investments among stocks, bonds, and cash (or cash equivalents) for this Fund.

               INVESTMENT STRATEGIES AND POLICIES We invest in a diversified selection of common stocks, bonds, and money market instruments and other short-term debt securities. We attempt to achieve reasonable asset appreciation during favorable periods and conservation of principal in adverse times. This requires flexibility in managing the Fund's assets. Therefore, we may shift the portions held in bonds and stocks according to business and investment conditions. The Fund may hold equity, fixed income, and cash securities in any proportion, although at all times it will not hold less than 25% of its assets in non-convertible debt securities. When the Investment Adviser determines that market conditions warrant, the Fund may invest without limit in cash or cash equivalents for temporary defensive purposes. To the extent that the Fund is so invested, it is not achieving the investment objectives of the Fund.

[margin] THE NAME OF THE TRANSAMERICA
PREMIER BALANCED FUND IS VERY DESCRIPTIVE.
WE ATTEMPT TO BALANCE LONG-TERM CAPITAL
GROWTH (STOCKS) WITH CURRENT INCOME
(BONDS AND OTHER FIXED INCOME SECURITIES).

                    Under normal circumstances, we expect that common stocks
               will represent 60% to 70% of the Fund's total assets. The Fund holds common stocks primarily to provide long-term growth of capital and income. We invest the remaining 30% to 40% of the Fund's assets primarily in investment grade bonds as rated by either Moody's or S&P.

                    The stocks in the Transamerica Premier Balanced Fund are
               generally growth companies that we consider to be premier companies of high quality and undervalued in the stock market. Equity securities may be selected by us based on growth potential and dividend paying properties since income is a consideration. We manage the equity portion of the Fund in a similar manner as we do the Transamerica Premier Equity Fund, although the selection of securities may differ. See "Transamerica Premier Equity Fund" on page ___.

[margin] THE STOCKS IN THE PREMIER
BALANCED FUND ARE USUALLY CONCENTRATED
AMONG PREMIER HIGH QUALITY GROWTH COMPANIES. WE
MANAGE THAT PORTION OF THE FUND MUCH
LIKE WE MANAGE THE TRANSAMERICA PREMIER
EQUITY FUND.

                    We invest the fixed income portion of the Fund in a
               diversified selection of corporate and U.S. Government bonds and mortgage-backed securities. We manage this portion in a similar manner as we do the Transamerica Premier Bond Fund, although the selection of securities may differ. See "Transamerica Premier Bond Fund" on page ____. The fixed income assets are normally at least 65% high quality, investment grade bonds with maturities of between 5 and 30 years. Non-investment grade bonds held in the fixed income portion of the Fund will be less than 20% of the Transamerica Premier Balanced Fund's net assets. For more information on non-investment grade bonds, see "High-Yield ('Junk') Bonds" on page ____ and the Statement of Additional Information.

[margin] WE MANAGE THE FIXED INCOME
PORTION OF THE TRANSAMERICA PREMIER
BALANCED FUND (MOSTLY BONDS AND
MORTGAGE-BACKED SECURITIES) MUCH LIKE WE
MANAGE THE TRANSAMERICA PREMIER BOND
FUND.

                    The Fund may also hold certain short-term fixed income
               securities as a cash reserve. As part of the management of cash and cash equivalents and to help maintain liquidity, we may purchase and sell the same kind of money market and other short-term instruments and debt securities as we do for the Transamerica Premier Cash Reserve Fund. See "Transamerica Premier Cash Reserve Fund" on page ____ .

                    We may buy foreign securities and other instruments if they meet the same criteria described above for the Fund's investments in general. We may invest as much as 20% of the Fund's assets in foreign securities. At times the Fund may have no foreign investments. Foreign stock securities purchased by us will be those traded on the U.S. exchanges as ADR's. We may also invest in stock and bond index futures and options to a limited extent, as well as preferred stocks.


[margin] BY INVESTING IN BOTH STOCKS AND
BONDS, WE ATTEMPT TO LESSEN OVERALL
INVESTMENT RISK.

               SOME POINTS TO CONSIDER WHEN INVESTING In general, the Fund holds equities for long-term capital appreciation, and holds bonds for stability of principal and income as well as a reserve for investment opportunities. This balance often creates a situation where some of the market risks offset one another. But investment risks cannot totally be avoided. The expected performance of such a fund would normally lie somewhere between the performance of an equity fund (holding the same stocks) and the performance of a bond fund (holding the same bonds). But this depends on the actual proportions of stocks and bonds. Since we have flexibility in changing the balance between asset classes, we may increase exposure to the current advantages of one or more of the asset classes. Or we may avoid the current disadvantages of one or more of the asset classes.

                    The Transamerica Premier Balanced Fund is intended for
               investors who wish to participate in both the equity and debt markets, but who wish to leave the allocation of the balance between them to professional management. The Fund is intended for investors who have the perspective, patience, and financial ability to take on average market volatility in pursuit of long-term total return that balances capital growth and current income. Because of the uncertainties associated with common stock and bond investments, the Fund is intended to be a long-term investment.



               TRANSAMERICA PREMIER SHORT-INTERMEDIATE GOVERNMENT FUND

               INVESTMENT OBJECTIVE We seek to achieve a high level of current income with the security of investing in government securities for this Fund.

               INVESTMENT STRATEGIES AND POLICIES We generally invest at least 65% of the Fund's assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or its political subdivisions. The Fund will have a dollar-weighted average maturity of more than two years, but less than five years. The maturity of individual instruments may range from less than one to as much as thirty years. Our goal is to offer higher income than money market funds with greater price stability than most bond funds. Because of the Fund's emphasis on income, capital appreciation is not a significant investment consideration. Our investments will consist primarily of bonds and mortgage-backed securities.

                    We may invest in U.S. Treasury bills, notes and bonds. We
               may also invest in securities issued by any agency or instrumentality of the United States. Examples of those securities include those issued by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), the Federal Housing Administration, the Federal Farm Credit System, or the Student Loan Marketing Association. Some agency securities are backed by the full faith and credit of the U.S. Treasury (such as those issued by GNMA). Others are supported by a borrowing facility from the Treasury (such as those issued by FNMA). The remainder are backed by the credit of the issuing agency or instrumentality. Agency securities that are mortgage-backed (such as those issued by GNMA) are also subject to prepayment risk. For more information on prepayment risk see the section on "Current Income Risk" under "A Discussion About Risk" on page ____ and the section on "Mortgage-Backed and Asset-Backed Securities" on page ___.

                    We may also invest up to 35% of the Fund's assets in
               investment grade corporate bonds. Investment grade bonds are rated Baa or higher by Moody's Investors Service ("Moody's"). They are rated BBB or higher by Standard & Poor's Corporation ("S&P"). For more information on S&P and Moody's ratings, see "Summary of Bond Ratings" on page ____. We may also invest in instruments derived from (i.e. derivative instruments) government or government agency securities. For more information on derivatives see "Options, Futures, and Other Derivatives" on page ____. As part of the management of cash and cash equivalents and to help maintain liquidity, we may purchase and sell the same kind of money market and other short-term instruments and debt securities as we do for the Transamerica Premier Cash Reserve Fund. See "Transamerica Premier Cash Reserve Fund" on page ___.

               SOME POINTS TO CONSIDER WHEN INVESTING Generally, the Transamerica Premier Short-Intermediate Government Fund is subject to relatively low credit risk. This is because we invest primarily in securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or its political subdivisions or other top-rated securities, although the Fund itself is not guaranteed. Under normal conditions, the Fund provides a higher yield than money market funds because of the somewhat longer maturity of the securities. The high quality and the limited maturity of the assets tend to provide safety of principal. Most bonds will fall in price when interest rates rise. Bonds of higher credit quality tend to better withstand the changes in the economy. Also, shorter-term bonds will decline less than longer term bonds.

                    In attempting to achieve its objective, the Fund will
               actively trade its investments. This may result in higher transaction costs and tax consequences than for a less actively traded fund, but the Investment Adviser believes that such turnover will not adversely affect the Fund's performance. The portfolio turnover rate may be as high as 300%. See page __ for more information on turnover.

                    The Transamerica Premier Short-Intermediate Government Fund
               is intended for investors who wish to earn higher income than is available from money market funds. However, this Fund may have more short-term volatility than a money market fund. Investors should have the perspective and patience to accept the additional price fluctuation for the advantage of earning generally higher returns than is available from money market funds.


               TRANSAMERICA PREMIER CASH RESERVE FUND

               INVESTMENT OBJECTIVE We seek to maximize current income from money market securities consistent with liquidity and preservation of principal for this Fund.

               INVESTMENT STRATEGIES AND POLICIES This is a money market fund. We invest primarily in high quality U.S. dollar-denominated money market instruments of U.S. and foreign issuers with remaining maturities of 13 months or less, including:

               .  Obligations issued or guaranteed by the U.S. and foreign governments and their agencies or instrumentalities;
               .  Obligations of U.S. and foreign banks, or their foreign branches, and U.S. savings banks;
               . Short-term corporate obligations, including commercial paper, notes, and bonds;
               . Other short-term debt obligations with remaining maturities of 397 days or less; and
               . Repurchase agreements involving any of the securities mentioned above.

[margin] THE TRANSAMERICA PREMIER CASH
RESERVE FUND OFFERS A PLACE TO KEEP YOUR
MONEY WHILE YOU ARE CONSIDERING IN WHICH
FUNDS TO INVEST, OR FOR YOUR SHORT-TERM
NEEDS.

                    We may also purchase other marketable, non-convertible
               corporate debt securities of U.S. issuers. These investments include bonds, debentures, floating rate obligations, and issues with optional maturities. See the Statement of Additional Information for a description of these securities.

                    Bank obligations are limited to U.S. or foreign banks having total assets over $1.5 billion. Investments in savings association obligations are limited to U.S. savings banks with total assets over $1.5 billion. Investments in bank obligations can include instruments issued by foreign branches of U.S. or foreign banks or domestic branches of foreign banks.

                    In addition, we may invest in U.S. dollar-denominated
               obligations issued or guaranteed by foreign governments or their political subdivisions, agencies, or instrumentalities. We may buy these foreign securities and other instruments if they meet the same criteria described above for the Fund's investments in general. The Fund can invest up to 25% of its assets in obligations of Canadian and other foreign issuers. At times the Fund may have no foreign investments.

                    The commercial paper and other short-term corporate
               obligations are determined by us to present minimal credit risks. We determine that they are either: a) rated in the highest short-term rating category by at least two nationally recognized statistical rating organizations; b) rated in the highest short-term rating by a single rating organization if it's the only organization that has assigned the obligations a short-term rating; or c) unrated, but determined by us to be of comparable quality (also called "First Tier Securities").

                    We seek to maintain a stable net asset value of $1.00 per
               share by investing in assets which present minimal credit risk as defined above, and by maintaining an average maturity of 90 days or less. Securities are valued on an amortized cost basis.

[margin] THE TRANSAMERICA PREMIER CASH
RESERVE FUND OFFERS THE CONVENIENCE OF A
LOW RISK, RELATIVELY LOW COST INVESTMENT.
YOU CAN GET AT YOUR MONEY SIMPLY BY
WRITING CHECKS, JUST AS YOU DO WITH YOUR
BANK CHECKING ACCOUNT (ALTHOUGH THERE IS
A MINIMUM CHECK AMOUNT OF $250). SEE
"BY CHECK" ON PAGE ___ FOR MORE DETAILS.

               SOME POINTS TO CONSIDER WHEN INVESTING The Fund provides a low risk, relatively low cost way to maximize current income through high quality money market securities that offer stability of principal and liquidity. The rates on short-term investments made by us and the daily dividend paid to investors will vary, rising or falling with short-term rates generally. The Fund's yield will tend to lag behind the changes in interest rates. The speed with which the

               Fund's yield reflects current market rates will depend on how quickly its securities mature and the amount of money available for new investment.

                    This Fund may be a suitable investment for temporary or
               defensive purposes. It may also be appropriate as part of an overall long-term investment strategy.

               THE TRANSAMERICA PREMIER CASH RESERVE FUND IS NEITHER INSURED NOR GUARANTEED BY THE UNITED STATES GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

               WHAT IS FUNDAMENTAL? The investment objectives given for each Fund are fundamental. This means they can be changed only with the approval of the majority of shareholders. We can give you no assurance that these objectives will be met. Many of the strategies and policies are not fundamental. This means strategies and policies can be changed by the Board without your approval.

                    If any investment objectives of a Fund change, you should
               decide if the Fund still meets your financial needs. More information about this is in the Statement of Additional Information.



               A GENERAL DISCUSSION ABOUT RISK

                    It's important for you to understand the risks inherent in investing in different kinds of funds, such as our Funds. All investments are subject to risk. Even money you hide in your mattress is subject to the risk that inflation may erode its value. Each of the Funds is subject to the following risks:

[margin] HOW YOU FEEL ABOUT RISK IS
PERSONAL. RISK REFLECTS UNCERTAINTY OR
UNEXPECTED CHANGE. TRY TO COME UP WITH A
BALANCE OF INVESTMENTS THAT ALLOWS YOU TO
GO AFTER YOUR MAIN GOALS WHILE STILL GIVING
YOU PEACE OF MIND.

               MARKET OR PRICE VOLATILITY RISK For stocks, this refers to the up and down price fluctuations, or volatility, caused by changing conditions in the financial markets. For bonds and other debt securities, it is the change in market price caused by interest rate movements. Longer-maturity bond funds and stock funds are more subject to this risk than money market and shorter-maturity bond funds.

               FINANCIAL OR CREDIT RISK For stocks and other equity securities, financial risk comes from the possibility that current earnings of the stock company will fall or that overall financial circumstances will decline. Either of these could cause the security to lose its value. For bonds and other debt securities, financial risk comes from the possibility that the issuer will not be able to pay principal and interest on time. Funds with low quality bonds and speculative stock funds are more subject to this risk than funds with government or high quality bonds. For more information, see "High-Yield ('Junk') Bonds" on page ____ and "Summary of Bond Ratings" on page ____.

               CURRENT INCOME RISK The Funds receive income, either as interest or dividends, from the securities in which they have invested. Each Fund pays out substantially all of this income to its shareholders as dividends. See the footnote for "What About Taxes" on page ____. The dividends paid out to shareholders are called current income. Current income risk means how much and how quickly overall interest rate or dividend rate changes on income received by the Funds affects our ability to maintain the current level of income paid to shareholders.

               INFLATION OR PURCHASING POWER RISK Inflation risk is the uncertainty that your invested dollars may not buy as much in the future as they do today. Longer-maturity bond funds are more subject to this risk than money market or stock funds.

               SOVEREIGN RISK Sovereign risk is the potential loss of assets or earning power due to government actions, such as taxation, expropriation, or regulation. Funds with large investments overseas or funds with tax-advantaged investments are more subject to this risk.

               More in-depth information about risk is provided in the following section and in the Statement of Additional Information.


               INVESTMENT PROCEDURES AND RISK CONSIDERATIONS FOR THE FUNDS

               BUYING AND SELLING SECURITIES In general, we purchase and hold securities for each Fund for capital growth, current income, or a combination of those purposes. However, we ordinarily buy and sell securities whenever we think it is appropriate in order to achieve the Fund's investment objective. Fund changes can result from liquidity needs, securities reaching a price objective, anticipated changes in interest rates, a change in the creditworthiness of an issuer, or from general financial or market developments. Because investment changes usually are not tied to the length of time a security has been held, a significant number of short-term transactions may result.

[margin] WE HAVE THE ABILITY TO BUY AND
SELL SECURITIES AS OFTEN AS WE WISH IN ORDER
TO ACHIEVE A FUND'S INVESTMENT OBJECTIVE.

                    We may sell one security and simultaneously purchase another of comparable quality. We may simultaneously purchase and sell the same security to take advantage of short-term differentials and bond yields. Or we may purchase individual securities in anticipation of relatively short-term price gains. The rate of portfolio turnover will not be a determining factor in these decisions. However, certain tax considerations can restrict our ability to sell securities in some circumstances when the security has been held for less than three months. Increased turnover results in higher costs. These costs result from brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. This can result in the acceleration of taxable gains.

                    Turnover for the insurance company separate accounts (as
               described under "Investment Adviser's Performance" on page _____), also managed by the Investment Adviser, has not been and will not be a consideration. The Investment Adviser buys and sells securities for each separate account whenever they believe it is appropriate to do so. The Transamerica Premier Funds are and will be managed in a substantially similar manner.

                    We cannot predict precisely the turnover rates for these new
               Funds, but we expect that the annual turnover rates will generally not exceed: 50% for the Transamerica Premier Equity Fund; 200% for the Transamerica Premier Index Fund; 100% for the Transamerica Premier Bond Fund; 50% for the Transamerica Premier Balanced Fund; and 300% for the Transamerica Premier Short-Intermediate Government Fund. We expect the turnover rate for the Transamerica Premier Cash Reserve Fund to be zero for regulatory purposes. A 100% annual turnover rate would occur if all of a Fund's securities were replaced one time during a one year period. Short-term gains realized from turnover are taxable to shareholders as ordinary income, except for shares held in special tax-qualified accounts (such as IRA's or employer sponsored pension plans). In addition, higher turnover rates can result in corresponding increases in brokerage commissions and other transaction costs. We generally will not consider turnover rates in making investment decisions on behalf of any Fund consistent with the Fund's investment objective and policies.


                    For more information, see "What About Taxes?", on page ___, and the Statement of Additional Information.

               FUND LENDING As a way to earn additional income, we may lend Fund securities to creditworthy persons not affiliated with the Funds. Such loans must be secured by cash collateral or by irrevocable letters of credit maintained on a current basis in an amount at least equal to the market value of the securities loaned. During the existence of the loan, we must continue to receive the equivalent of the interest and dividends paid by the issuer on the securities loaned and interest on the investment of the collateral. We must have the right to call the loan and obtain the securities loaned at any time on five days' notice. This includes the right to call the loan to enable the us to execute shareholder voting rights. Such loans cannot exceed one-third of the Fund's net assets taken at market value. Interest on loaned securities cannot exceed 10% of the annual gross income of the Fund (without offset for realized capital gains). The lending policy described in this paragraph is a fundamental policy that can be changed only by a vote of a majority of shareholders.

                    Lending securities to broker-dealers and institutions could result in a loss or a delay in recovering the Fund's securities.

               BORROWING POLICIES OF THE FUNDS We can borrow money from banks or engage in reverse repurchase agreements, for temporary or emergency purposes. We can borrow up to one-third of a Fund's total assets. To secure borrowings, we can mortgage or pledge securities in an amount up to one-third of a Fund's net assets. If we borrow money, a Fund's share price may be subject to greater fluctuation until the borrowing is paid off. The Fund will not make any additional investments, other than through reverse repurchase agreements, while the level of borrowing exceeds 5% of the Fund's total assets. For more information on reverse repurchase agreements see the "Reverse Repurchase Agreements and Leverage" section below.

               REPURCHASE AGREEMENTS We may enter into repurchase agreements with Federal Reserve System member banks or U.S. securities dealers. A repurchase agreement occurs when, at the time we purchase an interest-bearing debt obligation, the seller agrees to repurchase the debt obligation on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund's money is invested in the security. Since the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. Our risk is the ability of the seller to pay the agreed-upon price on the delivery date. If the seller is unable to make a timely repurchase, our expected proceeds could be delayed, or we could suffer a loss in principal or current interest, or incur costs in liquidating the collateral. We have established procedures to evaluate the creditworthiness of parties making repurchase agreements.

                    The securities underlying repurchase agreements are not
               subject to the restrictions applicable to maturity of the Funds or their securities.

                    We will not invest in repurchase agreements maturing in more than seven days if that would constitute more than 10% of its net assets when taking into account the remaining days to maturity of our existing repurchase agreements.

               REVERSE REPURCHASE AGREEMENTS AND LEVERAGE We may enter into reverse repurchase agreements with Federal Reserve member banks and U.S. securities dealers from time to time. In a reverse repurchase transaction we sell securities and simultaneously agree to repurchase them at a price which reflects an agreed-upon rate of interest. We will use the proceeds of reverse repurchase agreements to make other investments which either mature or are under an agreement to resell at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The Fund may utilize reverse repurchase agreements only if the interest income to be earned from the investment proceeds of the transaction is greater than the interest expense of the reverse repurchase transaction.

                    Reverse repurchase agreements are a form of leverage which increases the opportunity for gain and the risk of loss for a given change in market value. In addition the gains or losses will cause the net asset value of the Funds' shares to rise or fall faster than would otherwise be the case. There may also be a risk of delay in the recovery of the underlying securities if the opposite party has financial difficulties.

                    A Fund's obligations under all borrowings, including reverse repurchase agreements, will not exceed one-third of the Fund's net assets.

               WHEN-ISSUED SECURITIES We may sometimes purchase new issues of securities on a when-issued basis. The price of when-issued securities is established at the time the commitment to purchase is made. Delivery of and payment for these securities typically occur 15 to 45 days after the commitment to purchase. The market price of the securities at the time of delivery may be higher or lower than those contracted for on the when-issued security, and there is some risk the transaction may not be consummated. We maintain a segregated account for each of the Funds consisting of cash or high-quality liquid debt securities in an amount at least equal to the when-issued commitments.

               SHORT SALES We may sell securities which we do not own, or intend to deliver to the buyer if we do own ("sell short") if, at the time of the short sale, we own or have the right to acquire an equal amount of the security being sold short at no additional cost. These transactions allow us to hedge against price fluctuations by locking in a sale price for securities we do not wish to sell immediately.

                    We may make a short sale when we want to sell a security we own at a current attractive price. This allows us to postpone a gain or loss for federal income tax purposes and to satisfy certain tests applicable to regulated investment companies under the Code. We will make short sales only if the total amount of all short sales does not exceed 10% of the Fund. This limitation can be changed at any time.

               MUNICIPAL OBLIGATIONS We may invest in municipal obligations for any Fund, except for the Transamerica Premier Index Fund. This includes the equity Funds as part of their cash management techniques. In addition to the usual risks associated with investing for income, the value of municipal obligations can be affected by changes in the actual or perceived credit quality. The credit quality of a municipal obligation can be affected by, among other factors: a) the financial condition of the issuer or guarantor; b) the issuer's future borrowing plans and sources of revenue; c) the economic feasibility of the revenue bond project or general borrowing purpose; d) political or economic developments in the region or jurisdiction where the security is issued; and e) the liquidity of the security. Because municipal obligations are generally traded over the counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal issues can be enhanced by demand features which enable us to demand payment from the issuer or a financial intermediary on short notice.

               HIGH-YIELD ("JUNK") BONDS High-yield bonds (commonly called "junk" bonds) are lower-rated bonds that involve higher current income but are predominantly speculative because they present a higher degree of credit risk. Credit risk is the risk that the issuer of the bonds will not be able to make interest or principal payment on time. If this happens, we would lose some of our income, and we could expect a decline in the market value of the securities affected. We need to carefully analyze the financial condition of companies issuing junk bonds. The prices of junk bonds tend to be more reflective of prevailing economic and industry conditions, issuers' unique financial situations, and the bonds' coupon than to small changes in the level of interest rates. But during an economic downturn or a period of rising interest rates, highly leveraged companies can have trouble making principal and interest payments, meeting projected business goals, and obtaining additional financing.

                    We may also invest in unrated debt securities. Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market. Because of the size and perceived demand for the issue, among other factors, certain municipalities may decide not to pay the cost of getting a rating for their bonds. We analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, to determine whether to purchase unrated municipal bonds.

                    Unrated debt securities will be included in the 35% limit on non-investment grade debt of the applicable Funds, unless we deem such securities to be the equivalent of investment grade securities. See "Summary of Bond Ratings" on page _____ and the Statement of Additional Information for a description of bond rating categories.

               FOREIGN SECURITIES We may invest in foreign securities for each of the Funds, except the Transamerica Premier Index Fund and the Transamerica Premier Short-Intermediate Government Fund. Foreign equity investments for the Transamerica Premier Equity Fund and the Transamerica Premier Balanced Fund are limited to the purchase of American depositary receipts ("ADR's") evidencing ownership of the underlying foreign securities. ADR's are dollar-denominated and are issued by domestic banks or securities firms and traded in the U.S.

                    Investing in securities of foreign issuers involves
               different, and sometimes greater, risks than investments in securities of U.S. issuers. These include an increased risk of adverse political and economic developments, and, with respect to certain countries, the possibility of expropriation, nationalization or confiscatory taxation or limitations on the removal of the funds or other assets of a Fund. These risks are discussed under "A Discussion About Risk" on page ____.

               OPTIONS, FUTURES, AND OTHER DERIVATIVES We may use options, futures, forward contracts, and swap transactions ("derivatives") for each of the Funds. However, we do not currently use, nor anticipate using, derivatives for the Transamerica Premier Cash Reserve Fund. We may seek to protect a Fund against potential unfavorable movements in interest rates or securities' prices by investing in derivatives. If those markets do not move in the direction we anticipate, we could suffer investment losses.

                    We may purchase and write call or put options on securities or on indexes ("options"). We may also enter into interest rate or index futures contracts for the purchase or sale of instruments based on financial indexes ("futures contracts"), options on futures contracts, forward contracts, and interest rate swaps and swap-related products. We use these instruments primarily to adjust a Fund's exposure to changing securities prices, interest rates, or other factors that affect securities values. This is an attempt to reduce the overall investment risk. However, the Transamerica Premier Index Fund will use derivatives as part of its strategy to match the S&P 500 Index.

                    Risks in the use of these derivatives include, in addition to those referred to above: a) the risk that interest rates and securities prices do not move in the directions being hedged against, in which case the Fund has incurred the cost of the derivative (either its purchase price or, by writing an option, losing the opportunity to profit from increases in the value of the securities covered) with no tangible benefit; b) imperfect correlation between the price of derivatives and the movements of the securities' prices or interest rates being hedged; c) the possible absence of a liquid secondary market for any particular derivative at any time; d) the potential loss if the counterparty to the transaction does not perform as promised; and e) the possible need to defer closing out certain positions to avoid adverse tax consequences.

                    More information on derivatives is contained in the
               Statement of Additional Information.

               MORTGAGE-BACKED AND ASSET-BACKED SECURITIES We may invest in mortgage-backed and asset-backed securities. The Transamerica Premier Bond Fund and the Transamerica Premier Short-Intermediate Government Fund are more likely to invest in such securities than the other Funds. Mortgage-backed and asset-backed securities are generally pools of many individual mortgages or other loans. Part of the cash flow of these securities is from the early payoff of some of the underlying loans. The specific amount and timing of such prepayments is difficult to predict, creating "prepayment risk." For example, prepayments on Government National Mortgage Association ("GNMA's") are more likely to increase during periods of declining long-term interest rates because borrowers tend to refinance when interest rates drop. In the event of very high prepayments, we may be required to invest these proceeds at a lower interest rate, causing us to earn less than if the prepayments had not occurred. Prepayments are more likely to decrease during periods of rising interest rates, causing the expected average life to become longer. This variability of prepayments will tend to limit price gains when interest rates drop and to exaggerate price declines when interest rates rise.


               ZERO COUPON BONDS We may invest in zero coupon bonds and strips. Zero coupon bonds do not make regular interest payments. Instead, they are sold at a discount from face value. A single lump sum which represents both principal and interest is paid at maturity. Strips are debt securities whose interest coupons are taken out and traded separately after the securities are issued, but otherwise are comparable to zero coupon bonds. The market value of zero coupon bonds and strips generally is more sensitive to interest rate fluctuations than interest-paying securities of comparable term and quality.

               ILLIQUID SECURITIES We may invest up to 15% of a Fund's net assets in securities that are illiquid, except that the Transamerica Premier Cash Reserve Fund may only invest 10%. Securities are considered illiquid when there is no readily available market or when they have legal or contractual restrictions. Repurchase agreements which mature in more than seven days are included as illiquid securities. It may be difficult for us to sell these investments quickly for their fair market value.

                    Certain restricted securities that are not registered for
               sale to the general public but that can be resold to institutional investors under Rule 144A may not be considered illiquid. This is provided that a dealer or institutional trading market exists. The institutional trading market is relatively new. Liquidity of the Funds' investments could be impaired if trading for these securities does not further develop or declines. The Investment Adviser determines the liquidity of Rule 144A securities under guidelines approved by the Board.

               VARIABLE RATE, FLOATING RATE, OR VARIABLE AMOUNT SECURITIES We may invest in variable rate, floating rate, or variable amount securities for each Fund, except for the Transamerica Premier Equity Fund. These are short-term unsecured promissory notes issued by corporations to finance short-term credit needs. They are interest-bearing notes on which the interest rate generally fluctuates on a scheduled basis.

               INVESTMENTS IN OTHER INVESTMENT COMPANIES We may invest up to 10% of a Fund's total assets in the shares of other investment companies, but only up to 5% of its assets in any one other investment company. In addition, we cannot purchase more than 3% of the securities of any one investment company for any Fund. We intend to keep these investments to a minimum.



               SHAREHOLDER SERVICES

------------------------------------------
HOW TO GET IN TOUCH WITH US
WHETHER YOU ARE A NEW INVESTOR, OR YOU ARE
A CURRENT SHAREHOLDER, YOU CAN CALL 1-800-
89-ASK-US TO OBTAIN INFORMATION ABOUT
YOUR ACCOUNT, OR TO INVEST IN ANY OF THE
TRANSAMERICA PREMIER FUNDS.
------------------------------------------

                    Our goal is to make your investment in our Funds, and the
               ongoing account servicing, as simple as possible by offering the following shareholder services:

               . Simple application form with service representatives to assist you.
               .  Purchases, exchanges and redemptions by phone.
               .  Purchases and redemptions by wire.
               . Automatic Investment Plan - you designate an amount of $50 or more to be automatically withdrawn from your checking, savings or other bank account and deposited into the Fund you select.
               . Automatic Exchange Plan - allows you to specify an amount to be automatically withdrawn from one Fund and deposited into another Fund on a regular basis, once or twice a month.
               . Automatic Income Plan - you can receive automatic monthly payments from your Fund account to your checking or savings account.
               .  Automatic investment of dividends.
               .  Uniform Gifts to Minors (UGMA or UTMA).
               . Transmission of redemption proceeds by electronic funds transfer.

               . Check writing - unless your account is for a Pension or Retirement Savings Program, you can write checks for $250 or more against your Transamerica Premier Cash Reserve Fund account.
               . Individual Retirement Account (IRA) - we will administer your IRA or SEP.

[margin] MORE DETAILS ON THESE AND OTHER
SERVICES ARE IN THE NEXT SECTIONS.

                    The Company reserves the right to amend, suspend, or
               discontinue offering any of these options at any time without prior notice.


               OPENING YOUR ACCOUNT

                    To open an account, complete the attached application and
               send it to us with a check, money order, or wire for the amount you want to invest. Mail the application to:

                    Transamerica Investors
                    PO Box [insert box number]
                    Boston, MA 02266-8520

                    If you need help in filling out your application, call one of our customer service representatives at 1-800-89-ASK-US . We will walk you through the application and help you understand everything.

[margin] WHEN YOU SET UP AN IRA, YOU
ENJOY TAX-DEFERRED INVESTMENT EARNINGS.
YOU MAY WANT TO CONSOLIDATE SEVERAL IRAS
OR YOU MAY NEED TO INVEST A DISTRIBUTION
FROM A FORMER EMPLOYER'S PENSION PLAN.

               IRA/SEP ACCOUNTS You can establish an Individual Retirement Account ("IRA") or Simplified Employee Pension ("SEP") with Transamerica Premier Funds. Contributions to an IRA or SEP may be deductible from your taxable income, depending on your personal tax situation. Please call 1-800-89-ASK-US for your IRA/SEP application kit, or for additional information. The kit has information on whether you qualify for deductible contributions to an IRA.

                    If you are receiving a distribution from your pension plan, or you would like to transfer your IRA account from another financial institution, you can continue to get tax-deferred growth by transferring these proceeds to your Transamerica Premier Fund IRA. If you want to rollover distributions from your pension plan to an IRA in one or more of the Funds, the money must be paid directly by your pension plan administrator to Transamerica Investors to avoid a 20% federal withholding tax. See "What About Taxes?" on page ____.

                    There is an annual fee of $10 per Fund in which you own
               shares for administering your IRA or SEP. This is limited to a maximum annual fee of $36 per taxpayer identification number. Alternatively, you can pay a one-time, non-refundable fee of $100 for all IRA/SEP accounts that are maintained under the same taxpayer identification number. You may pay the fee to us, otherwise we will deduct the annual fee ordinarily during December of each year or at the time you fully redeem your shares in a Fund, if before then. We will waive this fee if the value of the shares in your IRA/SEP account is $5,000 or more when the fee is due. The Company reserves the right to change the fee, but we will notify you at least 30 days in advance of any change.

               HOW TO BUY ADDITIONAL SHARES

               YOU MAY BUY SHARES IN ONE OF FOUR WAYS:

               1) BY MAIL Fill out an investment coupon from a previous confirmation statement, or indicate on your check or a separate piece of paper your name, address and account number, and mail it to:

                    Transamerica Investors
                    PO Box 9232
                    Boston, MA 02205-9232

[margin] YOU HAVE FOUR OPTIONS WHEN IT
COMES TO INVESTING IN THE FUNDS - BY MAIL,
TELEPHONE, WIRE, OR WITH THE AUTOMATIC
INVESTMENT PLAN. THE AUTOMATIC
INVESTMENT PLAN AUTOMATICALLY TAKES
MONEY OUT OF YOUR BANK ACCOUNT AND
INVESTS IT INTO THE FUNDS OF YOUR CHOICE.

               2) BY AUTOMATIC INVESTMENT PLAN You can make investments automatically by electing this service in your application. It will authorize us to take regular, automatic withdrawals from your bank account. These periodic investments must be at least $50 for each Fund in which you are automatically investing. You can change the date or amount of your monthly investment, or terminate the Automatic Investment Plan, at any time by letter or telephone call (with prior authorization). Give us your request at least 20 business days before the change is to become effective. You may also be able to have investments automatically deducted from:
                    (1)  your paycheck at work;
                    (2)  your savings account; or
                    (3)  other sources of your choice.
               Call 1-800-89-ASK-US  for more information.

[margin] THE AUTOMATIC INVESTMENT PLAN
IS A GOOD WAY FOR YOU TO MAKE REGULAR,
SYSTEMATIC INVESTMENTS INTO YOUR FUNDS -
FOR EXAMPLE, $200 EVERY MONTH -
THROUGHOUT THE YEAR. IT GIVES YOU THE
CONVENIENCE AND DISCIPLINE OF SYSTEMATIC
INVESTING.

               3) BY TELEPHONE If you elect the telephone purchasing service on your application, you can make occasional electronic withdrawals from your designated bank account by calling 1-800-89-ASK-US.

                    We take reasonable precautions to make sure that telephone instructions are genuine. Precautions include requiring you to positively identify yourself, tape recording the telephone instructions, and providing written confirmations. We accept all telephone instructions we reasonably believe to be accurate and genuine. Any losses arising from communication errors are your responsibility. If reasonable procedures are not used to confirm that instructions communicated by telephone are genuine, the Company may be liable for any losses due to unauthorized or fraudulent transactions.

[margin] WE TAKE REASONABLE STEPS TO
MAKE SURE YOUR TELEPHONE INSTRUCTIONS ARE
AUTHORIZED AND ACCURATE. WE RECORD ALL
PHONE CALLS AND SEND YOU CONFIRMATION OF
ALL TELEPHONE TRANSACTIONS. YOU ARE
RESPONSIBLE FOR THE ACCURACY OF PHONE
INSTRUCTIONS.

               4) BY WIRE You can make your initial or subsequent investments in the Funds by wire. Here's what you need to do:
                    (1) send us your application form (initial investment only);
                    (2)  call 1-800-89-ASK-US for a wire number;
                    (3) instruct your bank to wire money to State Street Bank, ABA number 011000028, DDA number ___________ ; and
                    (4)  specify on the wire:
                           a) "Transamerica Investors, Inc.;"
                           b) your Fund's account number, if you have one;
                           c) identify the Funds in which you would like to purchase shares, and the amount to be allocated to each Fund (e.g. $5,000 in the Transamerica Premier Equity Fund and $4,000 in the Transamerica Premier Bond Fund);
                           d) your name, your city and state; and
                           e) your wire number.

                    Wired money is considered received by us when we receive the wire and all the required information listed above. If we receive your telephone call and wire before the New York Stock Exchange closes, usually 4:00 p.m. Eastern time, the money is credited that same day if you have supplied us with all other needed information.

               MINIMUM INVESTMENT AMOUNTS The minimum initial investment in any of the Funds is $1,000. The minimum is reduced to $250 if the account is for a Pension or Retirement Savings Program or a Uniform Gift to Minors or Uniform Transfer to Minors (UGMA/UTMA). The minimum subsequent investment by check or telephone is $100. The minimum initial and subsequent investments for the Automatic Investment Plan or a group billing purchase program is $50 per Fund. There is no minimum subsequent investment if your account is for a Pension or Retirement Savings Program.

                    Your investment must be a specified dollar amount. We cannot accept purchase requests specifying a certain price, date, or number of shares; these investments will be returned. The price you pay for your shares will be the next determined net asset value after your purchase order is received. See "Share Price" on page ___. The Company reserves the right to reject any application or investment. There may be circumstances when the Company will not accept new investments in one or more of the Funds. If you have a securities dealer, bank, or other financial institution handle your transactions with us you may be charged a fee by them.

               HOW TO SELL SHARES

                    You can sell your shares to us (called redeeming) at any
               time. You'll receive the net asset value next determined after we receive your redemption request, assuming all requirements have been met. Before redeeming, please read "When Share Price Is Determined" on page __, and "Minimum Account Balances" on page
               ___.

[margin] YOU CAN SELL YOUR SHARES VIA ANY
OF FOUR WAYS: (1) BY MAIL; (2) BY PHONE;
(3) BY CHECK; OR (4) UNDER AN AUTOMATIC
INCOME PLAN.

               YOU MAY SELL SHARES IN ONE OF FOUR WAYS:

               1) BY MAIL Your written instructions to us to redeem shares can be in any one of the following forms:
                    . By redemption form, available by calling 1-800-89-ASK-US; . By letter; or
                    . By assignment form or other authorization granting power with respect to your shares in one of the Funds.
                    Once mailed to us, your redemption request is irrevocable
               and cannot be modified or canceled.

                    If the amount redeemed is over $50,000, all signatures must be guaranteed. See "Signature Guarantee" on page___. The request must be signed by each registered owner. All owners must sign the request exactly as their names appear in the registration. For example, if the owner's name appears in the registration as John Michael Smith, he must sign that way and not as John M. Smith.

               2) BY TELEPHONE If you have previously authorized telephone directions in writing (e.g. in your application), you can redeem your shares by calling 1-800-89-ASK-US . Be careful in calling, since once made, your telephone request cannot be modified or canceled.

                    You have several options for receiving your redemption:
                    .  By check;
                    . By electronic transfer to your bank; or . By wire transfer(minimum of $5,000).

                    If you call us before the close of the New York Stock
               Exchange, usually 4:00 p.m. Eastern time, you will receive the price determined as of the close of that business day. See "Share Price" on page ____. Before calling, read " Points to Remember When Redeeming" on page ____.

                    We take reasonable precautions to make sure that telephone instructions are genuine. Precautions include requiring you to positively identify yourself, tape recording the telephone instructions, and providing written confirmations. We accept all telephone instructions we reasonably believe to be accurate and genuine. Any losses arising from communication errors are your responsibility. If reasonable procedures are not used to confirm that instructions communicated by telephone are genuine, the Company may be liable for any losses due to unauthorized or fraudulent transactions. For detailed information on how telephone transactions will operate, see the Statement of Additional Information.

               3) BY CHECK (Transamerica Premier Cash Reserve Fund only) Redemptions can be made from the Transamerica Cash Reserve Fund by check. To be eligible, you must have applied for the check writing feature on your account application. The signature(s) you designated must appear on the check for it to be honored. If you close your account by check, we will send you any accrued dividends by check. You can write an unlimited number of checks, as long as each check is for $250 or more, and as long as the Fund account balance does not drop below $500. See "Minimum Account Balances" on page ____.

                    This option is not available for Pension or Retirement
               Savings Program accounts (including IRA's), or any other account controlled by a fiduciary.

[margin] IF YOU'RE INVESTED IN THE
TRANSAMERICA PREMIER CASH RESERVE FUND,
GETTING YOUR MONEY CAN BE AS EASY AS
WRITING A CHECK.

               4) BY AUTOMATIC INCOME PLAN Under the Automatic Income Plan we automatically redeem enough shares each month to provide you with a check or automatic deposit to your bank account. The minimum is $50 per Fund. Please tell us: a) when you want to be paid each month; b) how much you want to be paid; and c) from which Fund(s). To set up an Automatic Income Plan, call us at 1-800-89-ASK-US.

                    If your monthly income payments exceed the dividends,
               interest, and capital appreciation on your shares, the payments will deplete your investment.

                    You can specify the Automatic Income Plan when you make your first investment. If you sign up for the plan later, the request for the Automatic Income Plan or any increase in payment amount must be signed by all owners of your account.

[margin] IF YOU WANT TO RECEIVE A FLAT
AMOUNT EACH MONTH, USE THE AUTOMATIC
INCOME PLAN. WE WILL AUTOMATICALLY SELL
ENOUGH SHARES EVERY MONTH TO PROVIDE YOU
WITH AN INCOME PAYMENT. AMOUNTS PAID TO
YOU BY AUTOMATIC INCOME PLAN ARE NOT A
RETURN ON YOUR INVESTMENT. YOU MUST
REPORT ANY GAINS OR LOSSES ON YOUR INCOME
TAX RETURN. WE WILL PROVIDE INFORMATION TO
YOU CONCERNING ANY GAIN OR LOSS.

                    You can request us to send payments to an address other than the address of record at the time of your first investment. After that, a request to send payments to an address other than the address of record must be signed by all owners of your account, with their signatures guaranteed.

                    The Automatic Income Plan option can be terminated at any
               time. If it is, we will notify you. You can terminate the Plan or change the amount of the payments by writing or calling us. Termination or change will become effective within 15 days after we receive your instructions.

               HOW LONG WILL IT TAKE? We will usually send your redemption payment to you on the second business day after we receive your request, but not later than seven days afterwards, assuming we have all the information we need. If the information you provide us is incomplete, we will contact you, but this may delay the redemption.

                    The Company may postpone such payment if: (a) the New York
               Stock Exchange is closed for other than usual weekends or holidays, or trading on the New York Stock Exchange is restricted; (b) an emergency exists as defined by the U.S. Securities and Exchange Commission (the "Commission"), or the Commission requires that trading be restricted; or (c) the Commission permits a delay for the protection of investors.

                    When a redemption occurs shortly after a recent check
               purchase, the redemption proceeds may be held beyond seven days but only until the purchase check clears, which may take up to 15 days. If you anticipate redemptions soon after you purchase your shares by check, you can avoid this delay by wiring your purchase payment.

                    If you request a redemption check within 30 days of your
               address change, you must send us your request in writing with a signature guarantee. Keep your address current by writing or calling in your new address to us as soon as possible.

               POINTS TO REMEMBER WHEN REDEEMING
               . All redemptions are made and the price is determined on the day we receive all necessary documentation. See "When Share Price Is Determined" on page ___.
               . We cannot accept redemptions specifying a certain date or price. We will return these requests.
               . For redemptions greater than $250,000 the Company reserves the right to give you marketable securities instead of cash. See the Statement of Additional Information, or call us at 1-800-89-ASK-US.
               . Except for a transfer of redemption proceeds to the custodian of a tax-qualified plan, we will make all payments to the registered owner of the shares, unless you tell us otherwise. We will mail all checks to the address of record, unless you tell us otherwise.
               . If the redemption request is made by a corporation, partnership, trust, fiduciary, agent, or unincorporated association, the individual signing the request must be authorized. If the redemption is from an account under a qualified pension plan, spousal consent may be required.
               . A request to redeem shares in an IRA or 403(b) plan must be accompanied by an IRS Form W4-P (pension income tax withholding form, which we will provide) and a reason for withdrawal. This is required by the IRS.

                    Please call us at 1-800-89-ASK-US or write to Transamerica
               Investors, P.O. Box 9232, Boston, MA 02205-9232 for further information.


                            HOW TO EXCHANGE SHARES

               BETWEEN FUNDS AND CLASSES If your investment needs change, you can exchange shares in any Fund for shares of any other Fund within the same class. Exchanges can be made in writing or by telephone at any time by shareholders. The procedures relating to exchanges in writing and by telephone are the same as for purchases. Exchanges are available to any resident of any state in which shares of the Fund are legally sold.

                    Exchanges between different classes of shares will be on the basis of the relative net asset values of the respective shares to be exchanged. You may be able to exchange your shares for shares of a class having a different pricing structure if you are no longer eligible to purchase shares of the original class due to a change in your status. You will receive advance notice if your shares must be exchanged for another class of shares.

[margin] EXCHANGING SHARES AMONG
FUNDS WITH DIFFERENT INVESTMENT OBJECTIVES
GIVES YOU THE OPPORTUNITY TO KEEP YOUR
GOALS IN SIGHT AS YOUR LIFESTYLE AND NEEDS
CHANGE. FOR EXAMPLE, AS YOU GET CLOSER TO
RETIREMENT AGE, YOU MAY WANT TO MOVE
SOME OF YOUR INVESTMENT DOLLARS INTO MORE
CONSERVATIVE FUNDS TO BETTER PROTECT YOUR
NEST EGG.

               BY AUTOMATIC EXCHANGE PLAN You can make automatic share exchanges once or twice a month. You can request the service in writing to us. Your request must be signed by all registered owners of the account. Call 1-800-89-ASK-US for information.

               POINTS TO REMEMBER WHEN MAKING EXCHANGES Make sure you understand the investment objective of the Fund into which you are exchanging shares. The exchange service is not designed to give shareholders the opportunity to "time the market." It gives you a convenient way to change the balance between the accounts so that it more closely matches your overall investment objectives and risk tolerance level.

               . You can make an unlimited number of exchanges between the Funds. However, unless you are using the Automatic Exchange Plan, further exchanges may be suspended for the remainder of any calendar year during which you make more than four exchanges involving a single Fund. This limitation is designed to keep each Fund's asset base stable and to reduce its administrative expenses.
               . An exchange is treated as a sale of shares from one Fund and the purchase of shares in another Fund. Exchanges are taxable events. See "What About Taxes?" on page ____.
               . Exchanges into or out of the Funds are made at the next determined net asset value per share after we receive all necessary information for the exchange.
               . Exchanges are accepted only if the ownership registrations of both accounts are identical.
               . The Company reserves the right to reject any exchange request and to modify or terminate the exchange option at any time.

[margin] EXCHANGES ARE TREATED THE SAME
AS PURCHASES AND REDEMPTIONS. THERE ARE

TAX CONSIDERATIONS YOU SHOULD DISCUSS WITH
YOUR TAX ADVISER.



               OTHER INVESTOR REQUIREMENTS AND SERVICES

               TAX IDENTIFICATION NUMBER You must furnish your taxpayer identification number and state whether or not you are subject to back-up withholding for prior under-reporting. If you don't furnish your tax I.D. number, redemptions or exchanges of shares, as well as dividends and capital gains distributions, will be subject to federal withholding tax.

               CHANGING YOUR ADDRESS To change the address on your account, please call us at 1-800-89-ASK-US, or send us a written notification signed by all registered owners of your account. Include the name of your Fund(s), the account number(s), the name(s) on the account and both the old and new addresses. Within the first 30 days after an address change, telephone redemptions are permissible only if the redemption proceeds are wired or electronically transferred. See "How to Sell Shares" on page
               ____.

               SIGNATURE GUARANTEE When a signature guarantee is required, e.g. when the redemption amount is more than $50,000, the signature of each owner of record must be guaranteed by a bank or trust company (or savings bank, savings and loan association, or a member of a national stock exchange). This is required to comply with general stock transfer rules. You must obtain a written guarantee that states "Signature(s) Guaranteed" and is signed in the name of the guarantor by an authorized person. If you have any questions, call 1-800-89-ASK-US.

                    Our policy to waive the signature guarantee for amounts of
               $50,000 or less can be amended or discontinued at any time. A signature guarantee may be required with regard to any particular redemption transaction.

[margin] THERE IS A LOT OF ADMINISTRATIVE
WORK IN MAINTAINING YOUR ACCOUNT SO WE
REQUIRE THAT YOU KEEP AT LEAST $500 IN EACH
FUND ACCOUNT. OF COURSE, YOU'RE INVESTING
FOR THE LONG HAUL, SO IT'S TO YOUR ADVANTAGE
TO KEEP BUILDING UP YOUR ACCOUNTS. THIS
GIVES YOUR MONEY A CHANCE TO REALLY WORK
FOR YOU.

               MINIMUM ACCOUNT BALANCES You must maintain a minimum balance of $500 in each Fund in which you own shares. If a Fund's value falls below $500 as a result of your action, we will notify you. You will have 30 days to increase your balance to or above the minimum. If you do not increase your balance, we will redeem your shares and pay the value to you.

                    This minimum does not apply if you are actively contributing to that Fund through an Automatic Investment Plan. If your Fund is for a Pension or

               Retirement Savings Program, we will exchange the balance to another Fund of your choice.

               HOW YOU WILL GET ONGOING INFORMATION ABOUT THE FUNDS We will send you a consolidated, quarterly statement of your account showing all transactions since the beginning of the current quarter. You can request a statement of your account activity at any time. Also, each time you invest, redeem, transfer or exchange shares, we will send you a confirmation of the transaction.

                    We will send you an annual report that includes audited
               financial statements for the fiscal year. It will include a list of securities in each Fund on that date. We will also send you a semi-annual report that includes unaudited financial statements for the previous six months. It will also include a list of securities in each Fund on that date.

                    We will send you a new prospectus each year. The Statement of Additional Information is also revised each year. We will send this to you only if you request it.

[margin] WE'LL KEEP YOU INFORMED ABOUT
HOW YOUR INVESTMENTS ARE DOING WITH
QUARTERLY STATEMENTS AND SEMI-ANNUAL AND
ANNUAL REPORTS.


               HOW TO TRANSFER YOUR SHARES TO ANOTHER PERSON You can transfer ownership of your shares to another person or organization, or change the name on an account, by sending us written instructions. The request must be signed by all registered owners of your account. To change the name on an account, the shares must be transferred to a new account. If the amount transferred exceeds $50,000, the request must include a signature guarantee. See "Signature Guarantee" on page _____. This option is not available for Pension or Retirement Savings Program. Please call us at 1-800-89-ASK-US for additional information.



               DIVIDENDS AND CAPITAL GAINS

                    We distribute substantially all of the Funds' net investment income in the form of dividends to you. The following table shows how often we pay dividends on each Fund.


     =========================================================
                      FUND                     DIVIDEND PAID
     =========================================================
     Transamerica Premier Equity Fund          Quarterly
     ---------------------------------------------------------
     Transamerica Premier Index Fund           Quarterly
     ---------------------------------------------------------
     Transamerica Premier Bond Fund            Monthly
     ---------------------------------------------------------
     Transamerica Premier Balanced Fund        Quarterly
     ---------------------------------------------------------
     Transamerica Premier Short-Intermediate   Monthly
     Government Fund
     ---------------------------------------------------------
     Transamerica Premier Cash Reserve Fund    Monthly
     =========================================================

                    Although we pay dividends monthly on the Transamerica
               Premier Cash Reserve Fund, dividends are determined daily. You may purchase shares of the Transamerica Premier Cash Reserve Fund by wiring federal funds to State Street Bank, the Custodian. If you notify us by calling 1-800-89-ASK-US by 1:00 p.m. (Eastern Standard Time "EST") and State Street receives your wired funds by 4:00 p.m. (EST), your purchase will be effective immediately, and you will begin to earn dividends on that business day. Federal funds wires will be accepted only on a day on which the Federal Reserve is open. To redeem shares of the Transamerica Premier Cash Reserve Fund by federal funds wire, call 1-800-89-ASK-US. We will wire funds to you the next business day on which the Federal Reserve is open. You will earn dividends on the day you request redemption by telephone.

                    We distribute net capital gains, if any, on all of the Funds annually.

[margin] YOU'RE INVESTING IN THE FUNDS
BECAUSE YOU WANT YOUR MONEY TO GROW.
THE INVESTMENT INCOME GENERATED BY A
FUND IS DISTRIBUTED TO YOU EITHER AS
DIVIDENDS OR CAPITAL GAINS, OR BOTH. YOU
CAN CHOOSE TO REINVEST OR TAKE CASH,
ACCORDING TO THE THREE OPTIONS DESCRIBED IN
THIS SECTION.

                    You can select from among the following distribution
               options:
                    . REINVESTED You can have all of your dividends and capital gains distributions reinvested in additional shares of the same or any other Fund. Unless you choose one of the other options, we will select this option for you automatically;
                    . CASH & REINVESTED You can choose to have either your dividends or your capital gains paid in cash and the other will be reinvested in additional shares in the same or any other Fund; or
                    . ALL CASH You can choose to have your dividends and capital gains distributions paid in cash.
                    We make distributions for each Fund on a per share basis to the shareholders of record as of the distribution date of that Fund. We do this regardless of how long the shares have been held. That means if you buy shares just before or on a record date, you will pay the full price for the shares and then you may receive a portion of the price back as a taxable distribution.


               WHAT ABOUT TAXES?

               FEDERAL TAXES* Dividends paid by a Fund from net investment income, the excess of net short-term capital gain over net long-term capital loss, and original issue discount or certain market discount income will be taxable to shareholders as ordinary income. Distributions paid by a Fund from the excess of net long-term capital gain over net short-term capital loss will be taxable as long-term capital gains regardless of how long the shareholders have held their shares. These tax consequences will apply regardless of whether distributions are received in cash or reinvested in shares. A portion of the dividends paid to corporate shareholders may qualify for the corporate dividends-received deduction to the extent the Fund earns qualifying dividends. We will notify you after each calendar year of the amount and character of distributions you received from each Fund for federal tax purposes.

[margin] GENERALLY, WHETHER OR NOT YOU
CHOOSE TO REINVEST YOUR DIVIDENDS AND
CAPITAL GAINS OR TAKE THEM IN CASH, THEY
ARE CONSIDERED BY THE IRS TO BE TAXABLE
INCOME.

                    For IRA's and pension plans, dividends and capital gains are reinvested and not taxed until you receive a qualified
                              ---
               distribution from your IRA or pension plan.

                    You need to consider the tax implications of buying shares immediately prior to a distribution. Investors who purchase shares shortly before the record date for a distribution will pay a per share price that includes the value of the anticipated distribution. You will be taxed when you receive the distribution even though the distribution represents a return of a portion of the purchase price. You may want to call us at 1-800-89-ASK-US before your purchase. We'll tell you if a distribution is due.

                    Redemptions and exchanges of shares are taxable events which may represent a gain or a loss for the shareholder.

                    Individuals and certain other classes of shareholders may be subject to backup withholding of federal income tax on distributions, redemptions and exchanges if they fail to furnish their correct taxpayer identification number. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules. They may be subject to nonresident alien withholding on amounts considered ordinary dividends from the Fund.

                    When you sign your account application, you will be asked to certify that your social security or taxpayer identification number is correct. You will also be asked to certify that you are not subject to backup withholding for failure to report income to the Internal Revenue Service.

               PENSION AND RETIREMENT SAVINGS PROGRAMS The tax rules applicable to participants and beneficiaries in Pension and Retirement Savings Programs vary according to the type of plan and the terms and conditions of the plan. In general, distributions from these plans are taxed as ordinary income. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits:

                    (1) distributions prior to age 59 1/2 (subject to certain exceptions);
                    (2) distributions that do not conform to specified commencement and minimum distribution rules;
                    (3) aggregate distributions in excess of a specified annual amount; and
                    (4)  in other specified circumstances.
               You should consult a qualified tax advisor for more information.

[margin] THERE ARE SPECIAL TAX
CONSIDERATIONS IF YOU ARE TAKING A CASH
DISTRIBUTION FROM A PENSION PLAN AND
ROLLING IT OVER TO AN IRA IN ONE OF THE
FUNDS. YOU NEED TO DISCUSS THIS WITH YOUR
TAX ADVISER.

               OTHER TAXES In addition to federal taxes, you may be subject to state and local taxes on payments received from us. Depending on the state tax rules pertaining to a shareholder, a portion of the dividends paid by a Fund that come from direct obligations of the U.S. Treasury and certain agencies may be exempt from state and local taxes. Check with your own tax adviser regarding specific questions as to federal, state and local taxes.


               *For each taxable year, we intend to qualify each Fund as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Qualifying regulated investment companies distributing substantially all of their ordinary income and capital gains are not subject to federal income or excise tax on any net investment income and net realized capital gains distributed to shareholders. However, the shareholders (you) are subject to tax on these distributions.



               SHARE PRICE

               HOW SHARE PRICE IS DETERMINED We value Fund securities, primarily traded on a domestic securities exchange or NASDAQ, at the last sale price on that exchange on the day the valuation is made. We take price information on listed securities from the exchange where the security is primarily traded. If no sale is reported, we use the mean of the latest bid and asked prices. We generally price securities traded over-the-counter the same way. When market quotations are not readily available, we value securities and other assets at fair value as determined in good faith by the Board.

[margin] THE PRICE OF YOUR SHARES IS
REFERRED TO AS THEIR NET ASSET VALUE. WE
CALCULATE THE NET ASSET VALUE EACH DAY THE
NEW YORK STOCK EXCHANGE (THE
"EXCHANGE") IS OPEN.

                    We will value all securities held by the Transamerica
               Premier Cash Reserve Fund, and any short-term investments of the other Funds with maturities of 60 days or less at the time of purchase, on the basis of amortized cost when the Board determines that amortized cost is fair value. Amortized cost involves valuing an investment at its cost and a constant amortization to maturity of any discount or premium, regardless of the effect of assuming movements in interest rates. For more information, see the Statement of Additional Information.

               WHEN SHARE PRICE IS DETERMINED The price of your shares is their net asset value. We determine the net asset value by calculating the total value of the Fund's assets, deducting total liabilities, and dividing the result by the number of shares outstanding. Except for the Transamerica Premier Cash Reserve Fund, we determine the net asset value only on days that the New York Stock Exchange (the "Exchange") is open. We determine the net asset value of the Transamerica Premier Cash Reserve Fund only on days that the Federal Reserve is open.

[margin] WHEN YOU BUY OR SELL SHARES,
YOU GET THE SHARE PRICE THAT WE DETERMINE
AT THE CLOSE OF THE EXCHANGE ON THE DAY WE
RECEIVE YOUR REQUEST. IF WE RECEIVE YOUR
REQUEST AFTER THE CLOSE OF THE EXCHANGE,
YOU GET THE SHARE PRICE AT THE CLOSE OF THE
FOLLOWING DAY.

                    If we receive your investment or redemption request before the close of business on the Exchange, usually 4:00 p.m. Eastern time, your share price for that transaction will be the price we determine at the close of the Exchange that day. When investment and redemption requests are received after the Exchange is closed, we use the share price at the close of the Exchange the next day the Exchange is open. We consider investment and redemption requests by telephone to be received at the time of your telephone call, assuming you've given us all required information.

                    We consider purchase payments to be received only when your check, wire, or automatic investment funds are received by us along with all required information. We consider wired funds to be received on the day they are deposited in the Company's bank account. If you call us with wire instructions before the Exchange closes, we usually deposit the money that day.

               WHERE TO FIND INFORMATION ABOUT SHARE PRICE You can get the current net asset values of your Funds by calling us at 1-800-89-ASK-US. The net asset value of each Fund may also be published in leading newspapers daily, once its net assets reach a certain amount.


               INVESTMENT ADVISER AND ADMINISTRATOR

               INVESTMENT ADVISER SERVICES The Investment Adviser is responsible for making investment decisions for the Funds. The Investment Adviser is also responsible for the selection of brokers and dealers to execute transactions for each Fund. Some of these brokers or dealers may be affiliated persons of the Company, the Investment Adviser, Administrator, or the Distributor. Since it is our policy to seek the best price and execution for each transaction, the Investment Adviser may give consideration to brokers and dealers who provide us with statistical information and other services in addition to transaction services. Additional information about the selection of brokers and dealers is provided in the Statement of Additional Information.

                    Trading decisions for each of the Funds described in this
               Prospectus are made by a team of expert managers and analysts headed by a team leader. The team leader is primarily responsible for the day-to-day decisions related to their Fund. They are supported by the entire group of managers and analysts. The team leader of any one Fund may be on another Fund team. The transactions and performance of the Funds are reviewed continuously by the Investment Adviser's senior officers.

                    Here's a listing and brief biography of the team leaders for each of the Funds:

               . TRANSAMERICA PREMIER EQUITY FUND Glen E. Bickerstaff. Vice President, Senior Fund Manager and Director of Research, Transamerica Investment Services. B.S., University of Southern California, 1980. Vice President, Fish & Lederer Investment Counsel, 1986-1987. Vice President, Pacific Century Advisers, 1980-1986.

               . TRANSAMERICA PREMIER INDEX FUND Christopher J. Bonavico. Equity Trader & Analyst, Transamerica Investment Services. M.B.A., New York University, 1993. B.S., University of Delaware, 1987. Equity Research Analyst, Salomon Brothers, 1989-1993. Business Analyst, Planning & Financial Management, Chase Manhattan Bank, 1988-1989.

               . TRANSAMERICA PREMIER BOND FUND Sharon K. Kilmer, C.F.A. Vice President and Senior Fund Manager, Transamerica Investment Services. Member of the Los Angeles Society of Financial Analysts. M.B.A., University of Southern California, 1982. B.A., University of Southern California (Magna Cum Laude, Phi Beta Kappa), 1980. Joined Transamerica in 1982.

               . TRANSAMERICA PREMIER BALANCED FUND BONDS Sharon K. Kilmer, C.F.A. (see above).
                  STOCKS Jeffrey S. Van Harte, C.F.A. Vice President and Senior Fund Manager, Transamerica Investment Services. Member of San Francisco Society of Financial Analysts. B.A., California State University at Fullerton, 1980. Securities Analyst and Trader, Transamerica Investment Services, 1980-1984.

               . TRANSAMERICA PREMIER SHORT-INTERMEDIATE GOVERNMENT FUND AND TRANSAMERICA PREMIER CASH RESERVE FUND Kevin J. Hickam, C.F.A. Assistant Vice President and Fund Manager, Transamerica Investment Services. Member of Los Angeles Society of Financial Analysts. M.B.A. Cornell University, 1989. B.S., California State University at Chico, 1984. Senior Accountant, Santa Clara Savings, 1984-1987.



               ADVISER FEE For its services to the Funds, the Investment Adviser receives an Adviser Fee. This fee is based on an annual percentage of the average daily net assets of each Fund. It is accrued daily, and paid monthly.

                    The annual fee percentages for the Transamerica Premier
               Equity Fund are .85% on the first $1 billion of assets. This reduces to: .82% on the next $1 billion; and finally .80% on assets over $2 billion. The corresponding fee percentages for the Transamerica Premier Index Fund are .30%, .30%, and .30% respectively. The corresponding fee percentages for the Transamerica Premier Bond Fund are .60%, .57%, and .55%, respectively. The corresponding fee percentages for the Transamerica Premier Balanced Fund are .75%, .72%, and .70%, respectively. The corresponding fee percentages for the Transamerica Premier Short-Intermediate Government Fund are .55%, .52%, and .50%, respectively. The corresponding fee percentages for the Transamerica Premier Cash Reserve Fund are .35%, .35%, and .35%, respectively.

                    The Investment Adviser will reduce the Adviser Fee each Fund must pay if the fee exceeds any state-imposed restrictive expense limitations. This excludes permissible items, such as brokerage commissions, Rule 12b-1 payments, interest, taxes and litigation expenses. The Investment Adviser may waive some or all of these fees from time to time at its discretion.

               ADMINISTRATOR SERVICES The Investment Adviser pays part of the Adviser Fee to the Administrator. The Administrator provides office space for the Company and pays the salaries, fees and expenses of all Company officers and those directors affiliated with Transamerica Corporation and not already paid by the Investment Adviser. Each Fund pays all of its expenses not assumed by the Administrator. This includes transfer agent and custodian fees and expenses, legal and auditing fees, printing costs of reports to shareholders, registration fees and expenses, 12b-1 fees, and fees and expenses of directors unaffiliated with Transamerica Corporation.

                    The Administrator may from time to time reimburse the Funds for some or all of their operating expenses, including 12b-1 fees. Such reimbursements will increase a Fund's return. This is intended to make the Funds more competitive. This practice may be terminated at any time.



               GENERAL INFORMATION

               TRANSAMERICA INVESTORS, INC. Transamerica Investors, Inc. was organized as a Maryland corporation on February 22, 1995. The Company is registered with the Securities and Exchange Commission under the 1940 Act as an open-end, diversified management investment company of the series type. Each Fund constitutes a separate series. Each series has two classes of shares, Investor Shares and Adviser Shares. The fiscal year-end of each of the Funds is December 31.

                    The Company is authorized to issue and sell multiple classes of shares for each of the Funds. The Company reserves the right to issue additional classes of shares in the future without the consent of shareholders, and can allocate any remaining unclassified shares or reallocate any unissued classified shares.

                    Except for the differences noted below and elsewhere in this
               Prospectus, each share of a Fund has equal dividend, redemption and liquidation rights with other shares of the Funds and when issued, is fully paid and nonassessable. Each share of each class represents an identical legal interest in the same investments of a Fund, except that Adviser Shares have higher distribution fees. Each class has certain other expenses related solely to that class. Each class will have exclusive voting rights under the 12b-1 distribution plan. In the event that a special meeting of shareholders is called, separate votes are taken by each class only if a matter affects, or requires the vote of, just that class. Although the legal rights of holders of each class of shares are identical, it is likely that the difference in expenses will result in different net asset values and dividends. The classes may have different exchange privileges.

                    As a Maryland corporation, the Company is not required to
               hold regular annual meetings of shareholders. Ordinarily there will be no shareholder meetings, unless requested by shareholders holding 10% or more of the outstanding shares, or unless required by the 1940 Act or Maryland law. You are entitled to cast one vote for each share you own of each Fund. At a special shareholders meeting, if one is called, issues that affect all the Funds in substantially the same way will be voted on by all shareholders, without regard to the Funds. Issues that do not affect a Fund will not be voted on by that Fund. Issues that affect all Funds, but in which their interests are not substantially the same, will be voted on separately by each Fund.

               CUSTODIAN AND TRANSFER AGENT Under a Custodian Agreement, State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, holds all securities and cash assets of the Funds, provides recordkeeping services, and serves as the Funds' custodian. State Street is authorized to deposit securities in securities depositories or to use services of sub-custodians.

                    Under a Transfer Agency Agreement, Boston Financial Data
               Services ("BFDS"), Two Heritage Drive, Quincy, Massachusetts 02171, serves as the Funds' transfer agent. The transfer agent is responsible for: a) opening and maintaining your account; b) reporting information to you about your account; c) paying you dividends and capital gains; and d) handling your requests for exchanges, transfers and redemptions.

[sidebar] BOSTON FINANCIAL DATA SERVICES,
ONE OF THE BIGGEST AND MOST EXPERIENCED
TRANSFER AGENTS IN THE BUSINESS, HANDLES ALL
YOUR ACCOUNT TRANSACTIONS AND PROVIDES
REPORTS TO YOU ABOUT YOUR ACCOUNT. FOR
INFORMATION ABOUT YOUR ACCOUNT, CALL THE
TRANSAMERICA INVESTORS TEAM AT 1-800-89-
ASK-US.

               DISTRIBUTOR Transamerica Securities Sales Corporation ("TSSC") is the principal underwriter and distributor of the shares of each of the Funds. TSSC will distribute Investor Shares.

                    TSSC is a wholly-owned subsidiary of Transamerica Insurance
               Corporation of California, which is a wholly-owned subsidiary of Transamerica Corporation. TSSC is registered with the Securities and Exchange Commission as a broker-dealer. TSSC is also a member of the National Association of Securities Dealers, Inc.

               DISTRIBUTION PLAN Each Fund makes payments to TSSC according to a plan adopted to meet the requirements of Rule 12b-1 under the Investment Company Act of 1940. These fees accrue daily and are based on an annual percentage of the daily average net value of the assets represented by each class of shares.

                    The 12b-1 plan of distribution and related distribution
               contracts require the Funds to pay distribution and service fees to TSSC as compensation for its activities, not as reimbursement for specific expenses. If TSSC's expenses are more than its fees for any Fund, the Fund will not have to pay more than those fees. If TSSC's expenses are less than the fees, it will keep the excess. The Company will pay the distribution and service fees to TSSC until the distribution contracts are terminated or not renewed. In that event, TSSC's expenses over and above any fees through the termination date will be TSSC's sole responsibility and not the obligation of the Company. The Transamerica Investors, Inc. Board of Directors (the "Board") will annually review the distribution plan and contracts and TSSC's expenses for each class of shares.

                    For the Investor Shares class, there is an annual 12b-1
               distribution fee of .25% of the average daily net assets of the Investor shares of each Fund, except the Transamerica Premier Index and Cash Reserve Funds. The distribution fee for the Index and Cash Reserve Funds is .10%. This fee covers such expenses as preparation, printing and mailing of the Prospectus and Statement of Additional Information, as well as sales literature and other media advertising, and related expenses. It can also be used to compensate sales personnel involved with selling the Funds.

                    From time to time, and for one or more Funds within each
               class of Shares, the Distributor may waive all or any portion of these fees at its discretion. All or any portion of these fees may be paid by the Administrator for the Company, at the discretion of the Administrator.

               PERFORMANCE INFORMATION The Company may publish performance information about the Funds. Fund performance usually will be shown either as cumulative total return or average periodic total return compared with other mutual funds by public ranking services, such as Lipper Analytical Services, Inc. Cumulative total return is the actual performance over a stated period of time. Average annual total return is the hypothetical return, compounded annually, that would have produced the same cumulative return if the Fund's performance had been constant over the entire period. Each Fund's total return shows its overall dollar or percentage change in value. This includes changes in the share price and reinvestment of dividends and capital gains.

                    The performance of a Fund can also be measured in terms of yield. Each Fund's yield shows the rate of income the Fund earns on its investments as a percentage of the Fund's share price.

                    A Fund can also separate its cumulative and average annual total returns into income results and capital gains or losses. Each Fund can quote its total returns on a before-tax or after-tax basis.

                    The performance information which may be published for the
               Funds is historical. It is not intended to represent or guarantee future results. The value of your Fund shares can be more or less than their original cost when they are redeemed. For more information, see the Statement of Additional Information.

               MATERIAL LEGAL PROCEEDINGS There are no material legal proceedings to which the Company is subject, or to which the Investment Adviser, the Administrator, or the Distributor are subject which are likely to have a material adverse effect on their ability to perform their obligations to the Company, or on the Company itself.

               SUMMARY OF BOND RATINGS Following is a summary of the grade indicators used by two of the most prominent, independent rating agencies (Moody's Investors Service, Inc. and Standard & Poor's Corporation) to rate the quality of bonds. The first four categories are generally considered investment quality bonds. Those below that level are of lower quality, commonly referred to as "junk bonds."

                                                              STANDARD &
                                                              ----------
                    INVESTMENT GRADE                MOODY'S   POOR'S
                    ----------------                -------   ------
                    Highest quality                 Aaa       AAA
                    High quality                    Aa        AA
                    Upper medium                    A         A
                    Medium, speculative features    Baa       BBB

                    LOWER QUALITY
                    -------------
                    Moderately speculative          Ba        BB
                    Speculative                     B         B
                    Very speculative                Caa       CCC
                    Very high risk                  Ca        CC
                    Highest risk, may not be
                     paying interest                C         C
                    In arrears or default           C         D

                    For more detailed information on bond ratings, including
               gradations within each category of quality, see the Statement of Additional Information.


               PENSION AND RETIREMENT SAVINGS PROGRAMS Following is a listing of Pension and Retirement Savings Programs.

               . 401(a), 401(k), profit sharing, or money purchase pension plans (including KEOGH/HR 10 Plans) designed to benefit employees of corporations, partnerships, and sole proprietors.
               . Section 403(b)(7) (Tax-Sheltered Annuity) Plans for employees of educational organizations or other qualifying, tax exempt organizations.
               . Individual Retirement Account ("IRA"), or comparable program, for individuals and Simplified Employee Pension ("SEP") Plans for employers (including sole proprietors) and their employees.
               . Section 457 deferred compensation plans for employees of state governments and tax exempt organizations.
               . Employers' non-qualified plans or savings programs, that do not qualify for federal tax advantages.
               . Other retirement plans or savings programs allowed by the Board.

[sidebar] TRANSAMERICA PREMIER FUNDS
PROVIDE A GOOD SELECTION OF FUNDS FOR YOUR
RETIREMENT OR SAVINGS NEEDS.

                                 TRANSAMERICA

                              PREMIER FUNDS
                                INVESTOR SHARES


NEW INVESTORS


For information on Transamerica Premier Funds call toll-free:

     1-800-89-ASK-US

and

Mail your application to:

     Transamerica Investors

     P.O. Box 9232
     Boston, MA 02205-9232



CURRENT SHAREHOLDERS

For information on net asset values, make telephone transactions, etc. call toll-free:

     1-800-89-ASK-US

or

Send your purchase, redemption and other requests to:

     Transamerica Investors

     P.O. Box 9232
     Boston, MA 02205-9232

                          TRANSAMERICA PREMIER FUNDS
                                ADVISER SHARES

                      Supplement Dated September 22, 1995
             to Adviser Shares Prospectus Dated September 22, 1995

       The following information supplements, and should be read in conjunction with, the Prospectus to which this endorsement is attached.

       The following information supplements the section titled "Fund Expenses."

       As an additional subsidy to introduce the Funds, beginning on the date of commencement of Fund sales, the Investment Adviser will waive the Adviser Fee and the Administrator will assume any other operating expenses for each Fund, other than certain extraordinary or non-recurring expenses, which together exceed the Total Operating Expenses shown below for each Fund until the earlier of December 31, 1995 or such time as the Fund's assets exceed $50 million.

       The estimated operating expenses for the period from the date of commencement of Fund sales until December 31, 1995 are as follows:

                 ESTIMATED FUND OPERATING EXPENSES TO 12/31/95
                     (AS A PERCENT OF AVERAGE NET ASSETS)

=======================================================================================
                                                                            TOTAL
                                                                          OPERATING
                                                           OTHER           EXPENSES
                                 ADVISER                  EXPENSES       AFTER WAIVER
                                FEE AFTER     12b-1      AFTER REIM-      AND REIM-
FUND                             WAIVER        FEE        BURSEMENT       BURSEMENT
---------------------------------------------------------------------------------------
 Premier Equity                  0.00 %       1.00 %       0.00 %          1.00 %
---------------------------------------------------------------------------------------
 Premier Index                   0.00 %       1.00 %       0.15 %          1.15 %
---------------------------------------------------------------------------------------
 Premier Bond                    0.00 %       1.00 %       0.00 %          1.00 %
---------------------------------------------------------------------------------------
 Premier Balanced                0.00 %       1.00 %       0.00 %          1.00 %
---------------------------------------------------------------------------------------
 Premier Short-Term Government   0.00 %       1.00 %       0.00 %          1.00 %
---------------------------------------------------------------------------------------
 Premier Cash Reserve            0.00 %       0.25 %       0.15 %          0.40 %
=======================================================================================

       The estimated annual operating expenses, assuming the above figures until
                     ------
December 31, 1995 and the figures currently in the Prospectus after December 31, 1995 are as follows:

                   ESTIMATED ANNUAL FUND OPERATING EXPENSES
                     (AS A PERCENT OF AVERAGE NET ASSETS)

=======================================================================================
                                                                            TOTAL
                                                                          OPERATING
                                                           OTHER           EXPENSES
                                 ADVISER                  EXPENSES       AFTER WAIVER
                                FEE AFTER     12b-1      AFTER REIM-      AND REIM-
FUND                             WAIVER        FEE        BURSEMENT       BURSEMENT
---------------------------------------------------------------------------------------
 Premier Equity                  0.64 %       1.00 %       0.30 %          1.94 %
---------------------------------------------------------------------------------------
 Premier Index                   0.22 %       1.00 %       0.27 %          1.49 %
---------------------------------------------------------------------------------------
 Premier Bond                    0.45 %       1.00 %       0.34 %          1.79 %
---------------------------------------------------------------------------------------
 Premier Balanced                0.56 %       1.00 %       0.34 %          1.90 %
---------------------------------------------------------------------------------------
 Premier Short-Term Government   0.37 %       1.00 %       0.08 %          1.45 %
---------------------------------------------------------------------------------------
 Premier Cash Reserve            0.26 %       0.25 %       0.23 %          0.74 %
=======================================================================================

PEO2A-0995

                          TRANSAMERICA PREMIER FUNDS
                                ADVISER SHARES

                      Supplement Dated September 22, 1995
             to Adviser Shares Prospectus Dated September 22, 1995


                      For Residents of the State of Texas


       The following information supplements, and should be read in conjunction with, the Prospectus to which this endorsement is attached.

       The following information supplements the section titled "Fund Expenses."

       If you are eligible to buy the Adviser Shares, you are also eligible to buy the Investor Shares. The 12b-1 fee for the Adviser Shares is higher than the 12b-1 fee for the Investor Shares. Therefore, by buying the Investor Shares you will pay less in fees each year, than if you purchase the Adviser Shares.

       However, we cannot provide you with the guidance of a registered broker-dealer. The extra 12b-1 fee charged for the Adviser Shares is to compensate the broker through whom it is sold for investment advice to the investor.

PEO3-0995

                        PROSPECTUS:  SEPTEMBER 22, 1995

                                 TRANSAMERICA

                                 PREMIER FUNDS
                                ADVISER SHARES

YOUR GUIDE This guide (the "Prospectus") will provide you with helpful insights and details about the Transamerica Premier Funds. It is intended to give you what you need to know before investing. Please read it carefully and save it for future reference.

TRANSAMERICA INVESTORS Transamerica Investors, Inc. (also referred to as the Company or we, us, or our) is an open-end, management investment company. We are a mutual fund company that offers a number of portfolios, known as the Transamerica Premier Funds. Each Fund is managed separately and has its own investment objective, strategies and policies designed to meet different goals. Each Fund and each class of each Fund has its own levels of expenses and charges. The minimum investment is $1,000 per Fund, or less in some instances. See "Minimum Investment Amounts" on page_____.

THE PREMIER FUNDS
 .    Transamerica Premier Equity Fund
 .    Transamerica Premier Index Fund
 .    Transamerica Premier Bond Fund
 .    Transamerica Premier Balanced Fund
 .    Transamerica Premier Short-Intermediate Government Fund
 .    Transamerica Premier Cash Reserve Fund

FOR ADDITIONAL INFORMATION AND ASSISTANCE For additional details about the Funds contact your broker, or you can call 1-800-89-ASK-US (1-800 892-7587), or write to Transamerica Investors, P.O. Box 9232, Boston, Massachusetts 02205-9232. A free Statement of Additional Information (the "SAI"), which has been filed with the Securities and Exchange Commission, is available by calling the above number. The SAI is a part of this Prospectus by reference.

THESE FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE UNITED STATES GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE TRANSAMERICA PREMIER CASH RESERVE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

LIKE ALL MUTUAL FUND SHARES, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

          CONTENTS

          SECTION                                                     PAGE
          THE PREMIER FUNDS AT A GLANCE......................
[margin] HERE'S WHERE YOU CAN GET A
QUICK OVERVIEW OF THE FUNDS'
INVESTMENT OBJECTIVES, STRATEGIES,
AND POLICIES, AND SEE IF YOU'RE THE
TYPE OF INVESTOR WHO MIGHT BE
INTERESTED IN THESE FUNDS.

          FUND EXPENSES......................................

          THE MANAGEMENT TEAM................................

          INVESTMENT ADVISER'S PERFORMANCE...................
[margin] READ THIS SECTION FOR
INFORMATION ABOUT THE INVESTMENT
ADVISER, INCLUDING SOME INVESTMENT
PERFORMANCE NUMBERS YOU CAN USE TO
COMPARE WITH OTHER FUNDS.

          TRANSAMERICA PREMIER FUNDS IN DETAIL ..............

          A GENERAL DISCUSSION ABOUT RISK....................
[margin] YOUR TOLERANCE FOR RISK IS
ONE MAJOR PART OF YOUR INVESTMENT
DECISION. YOU SHOULD BE AWARE OF
SEVERAL TYPES OF RISK RELATED TO
THE FUNDS, WHICH ARE EXPLAINED IN
THIS SECTION.

          INVESTMENT PROCEDURES AND RISK
               CONSIDERATIONS FOR THE FUNDS..................

          SHAREHOLDER SERVICES...............................

          HOW TO BUY ADDITIONAL SHARES.......................
[margin] The minimum investment is
$1,000 per Fund, or less in some
instances.

          HOW TO SELL SHARES.................................

          HOW TO EXCHANGE SHARES.............................

          OTHER INVESTOR REQUIREMENTS AND SERVICES...........

          DIVIDENDS AND CAPITAL GAINS........................
[margin] ONE OF THE ADVANTAGES OF
INVESTING IN MUTUAL FUNDS IS THE
POTENTIAL TO RECEIVE DIVIDENDS
AND/OR CAPITAL GAINS.


          WHAT ABOUT TAXES?....................................

          SHARE PRICE..........................................

          INVESTMENT ADVISER AND ADMINISTRATOR.................

          GENERAL INFORMATION..................................


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SECURITIES IN ANY STATE OR OTHER JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER IN SUCH STATE OR OTHER JURISDICTION.



               THE PREMIER FUNDS AT A GLANCE

                    The Transamerica Premier Funds consist of six diversified
               Funds with different investment objectives and risk levels, which invest in a range of securities types. There is no guarantee that these investment objectives will be met. These short descriptions will give you a summary of each Fund. A more detailed description for each Fund is in "Transamerica Premier Funds in Detail" on page ____. For information on the risks associated with investment in these Funds, see "Investment Procedures and Risk Considerations for the Funds" on page ____.

               TRANSAMERICA PREMIER EQUITY FUND

               .  We seek to maximize long-term growth for this Fund.

               . We invest primarily in common stocks of growth companies that we consider to be premier companies that are undervalued in the stock market.
               . The Fund is intended for investors who wish to participate primarily in the common stock markets. Investors should have the perspective, patience, and financial ability to take on above-average stock market volatility in a focused pursuit of long-term capital growth.

               TRANSAMERICA PREMIER INDEX FUND

               . We seek to track the performance of the Standard & Poor's 500 Composite Stock Price Index, also known as the S&P 500 Index, for this Fund.
               . We attempt to reproduce the overall investment characteristics of the S&P 500 Index by using a combination of management techniques. Our stock purchases reflect the S&P 500 Index, but we make no attempt to forecast general market movements.
               . The Fund is intended for investors who wish to participate in the overall growth of the economy, as reflected by the domestic stock market. Investors should have the perspective, patience, and financial ability to take on average stock market volatility in pursuit of long-term capital growth.

               TRANSAMERICA PREMIER BOND FUND

               . We seek to achieve a high total return(income plus capital changes) from fixed income securities consistent with preservation of principal for this Fund.

               . We invest primarily in a diversified selection of investment grade corporate and government bonds and mortgage-backed securities.

               . The Fund is intended for investors who wish to invest in a diversified portfolio of bonds. Investors should have the perspective, patience, and financial ability to take on above-average bond price volatility in pursuit of a high total return produced by income from longer-term securities and capital gains from undervalued bonds.

               TRANSAMERICA PREMIER BALANCED FUND

               . We seek to achieve long-term capital growth and current income with a secondary objective of capital preservation, by balancing investments among stocks, bonds, and cash (or cash equivalents) for this Fund.

               . We invest in a diversified selection of common stocks, bonds, and money market instruments and other short-term debt securities.

               . The Fund is intended for investors who wish to participate in both the equity and debt markets, but who wish to leave the allocation of the balance between them to professional management. Investors should have the perspective, patience, and financial ability to take on average market volatility in pursuit of long-term total return that balances capital growth and current income.

               TRANSAMERICA PREMIER SHORT-INTERMEDIATE GOVERNMENT FUND

               . We seek to achieve a high level of current income with the security of investing in government securities for this Fund.

               . We generally invest in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or its political subdivisions. The Fund will have a dollar-weighted average maturity of more than two years, but less than five years.

               . The Fund is intended for investors who wish to earn higher income than is available from money market funds. Investors should have the perspective and patience to accept the additional price fluctuation for the advantage of earning generally higher returns than is available from money market funds.

               TRANSAMERICA PREMIER CASH RESERVE FUND

               . We seek to maximize current income from money market securities consistent with liquidity and preservation of principal for this Fund.

               . This is a money market fund. We invest primarily in high quality U.S. dollar-denominated money market instruments with remaining maturities of 13 months or less.

               . The Fund provides a low risk, relatively low cost way to maximize current income through high quality money market securities that offer stability of principal and liquidity. This Fund may be a suitable investment for temporary or defensive purposes and may also be appropriate as part of an overall long-term investment strategy.

SHARES OF THESE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, AND ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY. THESE FUNDS INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.



               FUND EXPENSES

                    Each Fund bears the costs of its operations. These costs may include, but are not limited to, fees for investment adviser, distribution, shareholder service, independent directors, professional and brokerage services, security pricing services, custody, transfer agency, recordkeeping services, pension plan services, insurance, federal and state registration, amortized expenses, taxes, and any extraordinary expenses.

                     Each Fund is available in two classes of shares: Investor
               Shares and Adviser Shares. Each class of shares will be charged separately for expenses related solely to that class. Each class of shares may have different sales charges and other expenses, which may affect performance. Fund expenses that are not class-specific will be allocated between the classes based on the net assets of each class. This Prospectus describes only Adviser Shares.

               ADVISER SHARES Adviser Shares are available only for Pension and Retirement Savings Programs and institutional investors, and only from registered representatives of Transamerica Financial Resources, Inc. ("TFR"), or other registered broker-dealers authorized by the Board of Directors and Transamerica Securities Sales Corporation ("TSSC"). Individual investors can buy this class of shares only for an Individual Retirement Account ("IRA") or through a program sponsored by their employer, that is offered by a registered representative (i.e. broker). For a listing of applicable Pension and Retirement Savings Programs, see "Pension and Retirement Savings Programs" on page ____.

                    Investor Shares are sold directly to individuals, companies,
               Pension and Retirement Savings Programs, and other institutional investors from TSSC, the Distributor. For a free prospectus about Investor Shares, call 1-800-89-ASK-US.

                       SHAREHOLDER TRANSACTION EXPENSES


==============================================================================================
                                                                            SHORT-
                                                                            ------
PREMIER FUNDS                                                               INTERM     CASH
                                                                            ------
TRANSACTION EXPENSES                     EQUITY  INDEX  BOND    BALANCED    GOVERN     RESERVE

==============================================================================================
Sales Charge on Purchases/1/             None    None   None    None        None       None
----------------------------------------------------------------------------------------------
Redemption Fee                           None    None   None    None        None       None
----------------------------------------------------------------------------------------------
Sales Charge on Reinvested Dividends     None    None   None    None        None       None
----------------------------------------------------------------------------------------------
Exchange Fee                             None    None   None    None        None       None
----------------------------------------------------------------------------------------------
Contingent Deferred Sales Charge         None    None   None    None        None       None
==============================================================================================

[margin] SHAREHOLDER TRANSACTION
EXPENSES ARE CHARGES YOU PAY AT THE
TIME YOU BUY OR SELL SHARES IN A
FUND.

                   ESTIMATED ANNUAL FUND OPERATING EXPENSES
                     (as a percent of average net assets)


================================================================================================
                                                                                        TOTAL
                                                                                      OPERATING
                                                                         OTHER        EXPENSES
                                              ADVISER                  EXPENSES     AFTER WAIVER
                                                FEE          12B-1    AFTER REIM-     AND REIM-
FUND                                      AFTER WAIVER/2/   FEE/3/   BURSEMENT/4/   BURSEMENT/5/
------------------------------------------------------------------------------------------------
 Premier Equity                                0.85 %        1.00%       0.40%         2.25 %
------------------------------------------------------------------------------------------------
 Premier Index                                 0.30 %        1.00%       0.30%         1.60 %
------------------------------------------------------------------------------------------------
 Premier Bond                                  0.60 %        1.00%       0.45%         2.05 %
------------------------------------------------------------------------------------------------
 Premier Balanced                              0.75 %        1.00%       0.45%         2.20 %
------------------------------------------------------------------------------------------------
 Premier Short-Intermediate Government         0.50 %        1.00%       0.10%         1.60 %
------------------------------------------------------------------------------------------------
 Premier Cash Reserve                          0.35 %        0.25%       0.25%         0.85 %
================================================================================================


The preceding tables summarize actual transaction expenses and anticipated operating expenses. The purpose of the tables is to assist you in understanding the varying costs and expenses you will bear directly or indirectly. Without any fee waiver by the Investment Adviser or expense reimbursement by the Administrator, the estimated total operating expenses for the first year of the Funds' operation, based on $50 million of assets in each Fund, are 4.01 %, 3.67 %, 3.85 %, 3.91 %, 3.65 % and 2.77 %, respectively.

                                    EXAMPLE
Using the above tables of transaction expenses and operating expenses/6/, you would pay the following expenses based on a $1,000 investment. The expenses shown assume a 5% annual return. The expenses are the same whether or not you redeem your shares at the end of each time period. We may assess an annual fee against accounts used as IRA's or SEP's. For more information on this fee, see "IRA/SEP Accounts" on page _____ .


=========================================================
FUND                                      1 YEAR  3 YEARS
=========================================================
Premier Equity                              $23     $70
---------------------------------------------------------
Premier Index                               $16     $50
---------------------------------------------------------
Premier Bond                                $21     $64
---------------------------------------------------------
Premier Balanced                            $22     $69
---------------------------------------------------------
Premier Short-Intermediate Government       $16     $50
---------------------------------------------------------
Premier Cash Reserve                        $ 9     $27
=========================================================



[margin] ANNUAL FUND OPERATING
EXPENSES ARE PAID AT A DAILY RATE
OUT OF THE

FUND'S ASSETS. WE CALCULATE THE
SHARE PRICE AND ANY DIVIDENDS
AFTER THESE EXPENSES ARE PAID.

THE INFORMATION CONTAINED IN THE ABOVE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. THE ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

1. Although there is no sales charge, there is a 12b-1 fee. Over a long period of time, the total amount of 12b-1 fees paid may exceed the amount of another fund's sales charges.

2.  See "Adviser Fee" on page ____.

3. 12b-1 fees are asset-based charges to compensate brokers and other sales people. They also cover costs of advertising and marketing the Funds. The 12b-1 fee includes a service fee to compensate sales people for expenses in providing ongoing shareholder information and advice and related expenses. For more information on 12b-1 fees, see "Distribution Plan" on page ____.

4. "Other Expenses" are those incurred after any reimbursements to the Fund by the Administrator. See "The Management Team" on page ____. Other expenses include expenses not covered by the adviser fee or the 12b-1 fee. See "Distribution Plan" on page ____. This can include fees and expenses attributable solely to a particular class of shares, such as those for transfer agent, administrative personnel, and pension plan services, preparing, printing, mailing and distributing materials to shareholders of a particular class; state and federal registration fees; legal and accounting fees; directors' fees and expenses incurred as a result of issues relating solely to a class; and fees and payments for specific class services including account maintenance, dividend disbursing or subaccounting services; or administration of a dividend reinvestment, systematic investment or withdrawal plan.

5. Total operating expenses include adviser fees, 12b-1 fees, and other expenses that a Fund incurs. The Investment Adviser has agreed to waive their Adviser Fee and the Administrator has agreed to assume any other operating expenses for each Fund , other than certain extraordinary or non-recurring expenses, which together exceed a specified percentage of the average daily net assets of that Fund until the earlier of October 1, 1996 or such time as the Fund's assets exceed $50 million. The specified percentages are 2.25 % for the Premier Equity Fund, 1.60 % for the Premier Index Fund, 2.05 % for the Premier Bond Fund, 2.20 % for the Premier Balanced Fund, 1.60 % for the Premier Short-Intermediate Government Fund, and 0.85 % for the Premier Cash Reserve Fund. The Administrator may, from time to time, assume additional expenses. Fee waivers and expense assumption arrangements, which may be terminated at any time without notice, will increase a Fund's yield.

6.  The expenses in the example assume no fees for IRA or SEP accounts.



               THE MANAGEMENT TEAM

                    Responsibility for the management and supervision of the
               Company and its Funds rests with the Board of Directors of Transamerica Investors, Inc. (the "Board"). The Investment Adviser and the Administrator are subject to the direction of the Board.

                    The Funds' Investment Adviser is Transamerica Investment
               Services, Inc. (the "Investment Adviser"), 1150 S. Olive Street, Los Angeles, California 90015. The Investment Adviser's duties include, but are not limited to: (1) supervising and managing the investments of each Fund and directing the purchase and sale of its investments; and (2) ensuring that investments follow the investment objective, strategies, and policies and comply with government regulations. For more information on Fund management, see "Investment Adviser and Administrator Services" on page ____.

                    The Funds' Administrator is Transamerica Occidental Life
               Insurance Company (the "Administrator"), 1150 S. Olive Street, Los Angeles, California 90015. The Administrator's duties include, but are not limited to: (1) providing the Funds with administrative and clerical services, including the maintenance of the Funds' books and records; (2) registering the Fund shares with the Securities and Exchange Commission (the "SEC") and with those states and other jurisdictions where its shares are offered or sold and arranging periodic updating of the Funds' prospectus;
               (3) providing proxy materials and reports to Fund shareholders and the SEC; and (4) providing the Funds with adequate office space and all necessary office equipment and services.

                    Transamerica Occidental Life Insurance Company is a wholly owned subsidiary of Transamerica Insurance Corporation of California. Both Transamerica Insurance Corporation of California and Transamerica Investment Services, Inc. are wholly owned subsidiaries of Transamerica Corporation, 600 Montgomery Street, San Francisco, California 94111, one of the nation's largest financial services companies.



               INVESTMENT ADVISER'S PERFORMANCE

                    Because Transamerica Investors, Inc. is a new mutual fund
               company, established in 1995, there is no past performance information available for the Premier Funds. However, the Investment Adviser, Transamerica Investment Services, Inc., has been managing segregated investment accounts (or "separate accounts") for pension clients of Transamerica Corporation's affiliate companies for over ten years. The Investment Adviser's performance in managing these investments was a key factor in our decision to offer mutual funds to the public. This performance is illustrated in the tables and graphs that follow.

[margin] THE PERFORMANCE FIGURES
SHOWN HERE ARE FOR FIVE INVESTMENT
FUNDS WHICH HAVE THE SAME
INVESTMENT ADVISER AND USE THE SAME
BASIC INVESTMENT STRATEGIES AS THE
CORRESPONDING PREMIER FUNDS. THIS
DEMONSTRATES THE INVESTMENT
ADVISER'S INVESTMENT TRACK
RECORD.

                    Five of the Funds described in this Prospectus have
               substantially the same investment objectives and policies and use the same investment strategies and techniques as the similarly named, but unrelated, separate accounts managed by the Investment Adviser. However, there can be no assurance that their performance will be the same. The Funds may have total assets which will be more or less than the total assets in the separate accounts. The Investment Adviser believes that asset size is not a significant factor in the Funds' ability to achieve their investment objectives.

                    For comparison purposes, the five separate accounts match up to the Premier Funds as follows:

     SEPARATE ACCOUNTS                   PREMIER FUNDS
     -----------------                   -------------
     Equity Separate Account             Transamerica Premier Equity Fund
     Equity Index Separate Account       Transamerica Premier Index Fund
     Bond Separate Account               Transamerica Premier Bond Fund
     Balanced Separate Account           Transamerica Premier Balanced Fund
     Cash Management Separate Account    Transamerica Premier Cash Reserve Fund

     The following table shows how the separate accounts' annualized performance compares to recognized industry indexes over the last one-year, three-year, and five-year periods.


                         SEPARATE ACCOUNT PERFORMANCE*


===================================================================================
                                                                          SINCE
 SEPARATE ACCOUNT OR INDEX                1 YEAR    3 YEARS   5 YEARS   INCEPTION**
===================================================================================
 Equity Separate Account                   44.02%    26.38%    23.84%        20.69%
-----------------------------------------------------------------------------------
 S&P 500 Index                             26.07%    13.26%    12.09%        10.51%
-----------------------------------------------------------------------------------

 Equity Index Separate Account             25.45%    12.62%    11.46%        13.47%
-----------------------------------------------------------------------------------
 S&P 500 Index                             26.07%    13.26%    12.09%        13.72%
-----------------------------------------------------------------------------------

 Bond Separate Account                     15.80%    10.13%    11.54%        13.13%
-----------------------------------------------------------------------------------
 Lehman Brothers Government/Corporate      12.77%     7.93%     9.61%        10.44%
 Index
-----------------------------------------------------------------------------------

 Balanced Separate Account                 37.54%      - -       - -         17.38%
-----------------------------------------------------------------------------------
 60% S&P 500 Index and 40% Lehman          20.75%      - -       - -          9.57%
 Brothers Government/Corporate Index
----------------------------------------------------------------------------------

 Cash Management Separate Account           5.00%     3.56%     4.44%         6.94%
----------------------------------------------------------------------------------
 IBC/Donoghue First Tier Index              4.95%     3.51%     4.37%         6.88%
----------------------------------------------------------------------------------



     * Figures are as of 6/30/95

     **  Inception dates:  Equity - 10/1/87; Equity Index - 10/1/86; Bond -
          5/1/83; Balanced - 4/1/93; Cash Management - 1/3/82

     - - Prior to separate account inception

                    The Investment Adviser has had a history of successfully
               investing in the three basic investment categories: equity, bond, and money markets. Below are graphs of the three separate accounts representing those categories, showing their performance since inception compared with the performance of recognized industry indexes for each investment category.

                    Rates of return shown are calculated using a time-weighted total rate of return with each period linked to create the long term rates of return. Results for periods longer than one year are annualized. This method was used for each separate account and will also be used for each of the Funds. Beginning on October 1, 1992 the separate account values were calculated daily and cash flows were daily. Prior to that date, separate account valuations and cash flows were monthly.

                    The following graph shows that $1,000 invested in the Equity
               Separate Account at its inception on October 1, 1987 would have grown to about $4,293 as of June 30, 1995. This is equivalent to a 20.69% return per year. By comparison $1,000 invested at the same time in S&P 500 Index securities would have grown to only about $2,169. The S&P 500 Index is a selection of 500 common stocks designed to be a benchmark for the equity market in general.

                             [GRAPH APPEARS HERE]

                    The following graph shows that $1,000 invested in the Bond
               Separate Account at its inception on May 1, 1983 would have grown to about $4,487 as of June 30, 1995. This is equivalent to a 13.13% return per year. By comparison $1,000 invested at the same time in Lehman Brothers Government/ Corporate Index securities would have grown to only about $3,348. The Lehman Brothers Government/Corporate Index is a mixture of both corporate and government bonds with maturities of 10 years or longer that are rated investment grade or higher by Moody's or Standard &
               Poor's.

                             [GRAPH APPEARS HERE]

                    The following graph shows that $1,000 invested in the Cash
               Manage- ment Separate Account at its inception on January 3, 1982 would have grown to about $2,417 as of June 30, 1995. This is equivalent to a 6.94% return per year. And $1,000 invested at the same time in IBC/Donoghue First Tier Index securities would have grown to about $2,399. The IBC/Donoghue First Tier Index is a composite of taxable money market funds that meet the SEC's definition of first tier securities.

                             [GRAPH APPEARS HERE]


               Performance for the separate accounts is shown after reduction for investment management and administrative charges. The industry indexes shown in the above graphs are used for comparison purposes only. They are unmanaged indexes that have no management fees or expense charges, and they are not available for investment. Performance figures are based on historical earnings. They are not intended to indicate future performance.

                    As you can see, the separate accounts have good long-term
               performance records compared with the indexes. Keep in mind the Premier Funds' performance may differ from the separate accounts' performance. Some reasons for this difference are timing of purchases and sales, availability of cash for new investments, brokerage commissions, and diversification of securities. It's possible that by using different performance-determining methods than we've used here, the results could vary. You should not rely on this performance data when deciding whether to invest in a particular Premier Fund. Past performance of the separate accounts is no guarantee of future results for the Funds.

               TRANSAMERICA PREMIER FUNDS IN DETAIL

               FUND OBJECTIVES, STRATEGIES AND POLICIES The investment objectives, strategies, and policies of each Fund are described below. There is also a section for each Fund giving some points to consider when investing in that Fund's shares. The "Some Points to Consider When Investing" section is designed to suggest circumstances for investing in that Fund, and give you a better understanding of the Fund.

               FUND RISKS The "Investment Procedures and Risk Considerations for the Funds" section on page ____ details specific risks of the types of securities in which the Funds invest.

               TRANSAMERICA PREMIER EQUITY FUND

               INVESTMENT OBJECTIVE We seek to maximize long-term growth for this Fund.

               INVESTMENT STRATEGIES AND POLICIES We invest primarily in common stocks of growth companies that we consider to be premier companies that are undervalued in the stock market. We believe premier companies have: managements that demonstrate their outstanding capabilities through a combination of superior track records and well-defined plans for the future; low cost proprietary products; dominance in market share or specialized market niches; strong earnings and cash flows to finance future growth; or shareholder orientation by increasing dividends, stock repurchases, and strategic acquisitions.

[margin] FOR THE TRANSAMERICA
PREMIER EQUITY FUND, WE GENERALLY
FOCUS ON GROWTH STOCKS OF WHAT WE
CONSIDER TO BE PREMIER COMPANIES.

                    We also select companies for their potential for growth
               based upon trends in the U.S. economy. Some major trends have included: a) the aging of baby boomers; b) the proliferation of communication and information technologies; c) the shift toward financial assets rather than real estate or other tangible assets; and d) the continuing increase in U.S. productivity.

                    We focus on growth stocks for this Fund. We will generally invest at least 65% of the Fund's assets in common stocks. We may also invest in preferred stocks, warrants, and bonds convertible into common stocks. When the Investment Adviser determines that market conditions warrant, the Fund may invest without limit in cash and cash equivalents for temporary defensive purposes. It is not expected to be used routinely. As part of the management of cash and cash equivalents and to help maintain liquidity, we may purchase and sell the same kind of money market and other short-term instruments and debt securities as we do for the Transamerica Premier Cash Reserve Fund. See "Transamerica Premier Cash Reserve Fund" on page ____ .

                    We may buy foreign securities if they meet the same criteria described above for the Fund's investments in general. We may invest as much as 20% of its assets in foreign securities. At times the Fund may have no foreign investments. Foreign securities we purchase will be those traded on the U.S. exchanges as American depositary receipts ("ADR's"). ADR's are registered stocks of foreign companies which trade on U.S. stock exchanges.

               SOME POINTS TO CONSIDER WHEN INVESTING Since we invest primarily in common stocks, our investments are subject to stock market price volatility. Price volatility means that stock prices can go up or down due to a variety of economic and market conditions.

[margin] STOCK PRICES GO UP AND
DOWN, ESPECIALLY OVER A SHORT-TERM
HORIZON. SO IF YOU INVEST IN THE
TRANSAMERICA PREMIER EQUITY FUND
YOU SHOULD BE WILLING TO ACCEPT
THESE KINDS OF PRICE SWINGS WHILE
FOCUSING ON THE LONG-TERM
INVESTMENT OBJECTIVE.

                    However, we attempt to lessen price volatility by focusing on the potential for each prospective holding (a "bottom up" approach) rather than the economic and business cycle (a "top down" approach). The Fund is constructed one stock at a time. Each company passes through our research process and in our opinion stands on its own merits as a viable investment. Our proprietary fundamental research is designed to identify companies with potential for improvement in profitability and acceleration of growth. We believe a rising stock market will tend to provide significant opportunities for these fundamental improvements to be reflected in stock prices. We believe these stocks to have stable inherent value under most circumstances and tend to be better protected in a general declining market.

                    The Fund is intended for investors who have the perspective, patience, and financial ability to take on above-average stock market volatility in a focused pursuit of long-term capital growth. Because of the uncertainty associated with common stock investments, the Fund is intended to be a long-term investment.


               TRANSAMERICA PREMIER INDEX FUND

               INVESTMENT OBJECTIVE We seek to track the performance of the Standard & Poor's 500 Composite Stock Price Index, also known as the S&P 500 Index (the "Index"), for this Fund.

               INVESTMENT STRATEGIES AND POLICIES To achieve the Fund's objective, we use a combination of management techniques. We purchase common stocks, S&P 500 Stock Index futures, S&P 500 Stock Index options, and short-term instruments in varying proportions. For common stocks, investment decisions are based solely on the market proportions of securities which are included in the Index. The only exception is that Transamerica Corporation common stock will not be purchased. Our stock purchases reflect the Index, but we make no attempt to forecast general market movements.

[margin] THE TRANSAMERICA PREMIER
INDEX FUND IS A EASY WAY FOR YOU TO
INVEST IN THE OVERALL STOCK MARKET
SINCE THE FUND WILL TRACK THE 500
STOCKS IN THE S&P 500.

                    The Index is an unmanaged index which assumes reinvestment of dividends and is generally considered representative of U.S. large capitalization stocks. The Index is composed of 500 common stocks of large-capitalization companies that are chosen by Standard and Poor's Corporation on a statistical basis. The inclusion of a stock in the Index in no way implies that Standard & Poor's Corporation believes the stock to be an attractive investment. The 500 stocks, most of which trade on the New York Stock Exchange, represent approximately 70% of the market value of all U.S. common stocks. Each stock in the Index is weighted by its market value.

                    Because of the market value weighting, the 50 largest
               companies in the Index currently account for approximately 50% of the Index. Typically, companies included in the Index are the largest and most dominant firms in their respective industries. As of June 30, 1995, the five companies with the largest weighting in the Index were: General Electric (2.4%), Exxon Corporation (2.2%), AT&T Corporation (2.1%), Coca Cola (2.0%), and Royal Dutch Petroleum (1.6%). The Investment Adviser routinely compares the Fund's composition to the Index and rebalances the Fund as required.

                    We may invest in instruments, other than common stocks,
               whose return depends on stock market prices. They include S&P 500 Stock Index futures contracts, options on the Index, options on futures contracts, and debt securities. These are derivative securities whose returns are linked to the returns of the S&P 500 Index. These investments are made primarily to help the Fund track the total return of the Index. The use of S&P 500 Index derivatives allows the Fund to achieve close correlation with the Index on a cost-effective basis while maintaining liquidity. Purchase of futures and options requires only a small amount of cash to cover the Fund's position and approximate the price movement of the Index. In order to avoid leverage, any cash which we do not invest in stocks or in futures and options we invest in short-term debt securities of the same type as the Transamerica Premier Cash Reserve Fund can invest. These investments allow the Fund to approximate the dividend yield of the Index, to cover the Fund's open positions in the S&P 500 Index derivatives, and to help offset transaction costs and other expenses not incurred by the unmanaged Index. For more information on derivatives, see the section on "Options, Futures, and Other Derivatives" on page ______ of the Prospectus, and also in the Statement of Additional Information.

                    The Transamerica Premier Index Fund is not sponsored,
               endorsed, sold or promoted by Standard & Poor's Corporation. S&P's only relationship to the Transamerica Premier Index Fund is the licensing of the S&P marks and the S&P 500 Index.

               SOME POINTS TO CONSIDER WHEN INVESTING The performance of the Transamerica Premier Index Fund will reflect the performance of the S&P 500 Index although it may not match it precisely. Generally, when the Index is rising, the value of shares in the Fund should also rise. When the market is declining, the value of shares should also decline. The Index's returns are not reduced by investment or operating expenses. So, our ability to match the Index will be impeded by such expenses. The Fund's return versus the Index, and its monthly correlation with the movement of the Index, will be reviewed by the Fund's management and reported to the Board.

                    In attempting to achieve its objective, the Fund will
               actively trade its investments. This may result in higher transaction costs and tax consequences than for a less actively traded fund, but the Investment Adviser believes that such turnover will not adversely affect the Fund's performance. The portfolio turnover rate may be as high as 200%. See page ____ for more information on turnover.

                    The Fund is intended for investors who wish to participate in the overall growth of the economy, as reflected by the domestic stock market. By owning shares of the Fund, you indirectly own shares of the largest companies, according to their proportional representation in the Index. Investors should have the perspective, patience, and financial ability to take on average stock market volatility in pursuit of long-term capital growth. Because of the uncertainty associated with common stock investments, the Fund is intended to be a long-term investment.


               TRANSAMERICA PREMIER BOND FUND

               INVESTMENT OBJECTIVE We seek to achieve a high total return (income plus capital changes) from fixed income securities consistent with preservation of principal for this Fund.

               INVESTMENT STRATEGIES AND POLICIES We invest in a diversified selection of corporate and government bonds and mortgage-backed securities. Through our proprietary evaluation and credit research, we identify bonds whose potential to outperform other similar bonds, by virtue of underlying credit strength and market mispricing, is not fully reflected in the current bond market valuations. By actively managing the Fund, we capitalize on these opportunities. We seek to accumulate additional return by finding price advantages as they occur in the market.

                    We normally invest at least 65% of the Fund's assets in
               investment grade bonds. Investment grade bonds are rated Baa or higher by Moody's Investors Service ("Moody's"). They are rated BBB or higher by Standard & Poor's Corporation ("S&P"). Maturities are primarily between 10 and 30 years. In addition, we may invest in lower-rated securities (currently not expected to exceed 20% of the Fund's assets). Those securities are rated Ba1 or lower (Moody's) and BB+ or lower (S&P). We may also invest in unrated securities of similar quality, as determined by us. For more information on lower-rated securities, see "High-Yield ('Junk') Bonds" on page ____ of the Prospectus and see the Statement of Additional Information. For more information on S&P and Moody's ratings, see "Summary of Bond Ratings" on page ____.

[margin] WE INVEST PRIMARILY IN
HIGH QUALITY, INVESTMENT GRADE
CORPORATE AND GOVERNMENT BONDS AND
MORTGAGE-BACKED SECURITIES, AND, TO
A LESSER EXTENT, IN BELOW-
INVESTMENT GRADE SECURITIES,
FOREIGN SECURITIES, AND CASH
EQUIVALENTS.

                    Our investments may include securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, publicly traded corporate securities, as well as municipal obligations. We also may invest in mortgage-backed securities issued by various federal agencies and government sponsored enterprises and in other mortgage-related or asset-backed securities. The investments in mortgage-related securities can be subject to the risk of early repayment of principal. For more information, see "Mortgage-Backed and Asset-Backed Securities" on page ____ and the Statement of Additional Information.

                    We may buy foreign securities and other instruments if they meet the same criteria described above for the Fund's investments in general. We may invest as much as 20% of the Fund's assets in foreign securities. At times the Fund may have no foreign investments. See "Foreign Securities" on page ____.

                    If a security in the Fund that was originally rated
               "investment grade" is downgraded by a ratings service, it may or may not be sold. This depends on our assessment of the issuer's prospects. However, we will not purchase below-investment-grade securities if that would increase their representation in the Fund to more than 35%. See "Summary of Bond Ratings" on page ____ and "High Yield ('Junk') Bonds" on page ____ for a description of bond ratings and junk bonds.

                    As part of the management of cash and cash equivalents and to help maintain liquidity, we may purchase and sell the same kind of money market and other short-term instruments and debt securities as we do for the Transamerica Premier Cash Reserve Fund. See "Transamerica Premier Cash Reserve Fund" on page ____ . We may also invest in options and futures contracts on other securities or groups of securities and preferred stock. See "Options, Futures and Other Derivatives" on page ___ and in the Statement of Additional Information. We ordinarily invest in common stock only as a result of conversion of bonds, exercise of warrants, or other extraordinary business events.

               SOME POINTS TO CONSIDER WHEN INVESTING The Transamerica Premier Bond Fund is intended for investors who have the perspective, patience, and financial ability to take on above-average bond price volatility in pursuit of a high total return produced by income from longer-term securities and capital changes from undervalued credit strength. Due to the longer maturity of the Fund's assets, the price of the Fund's securities can fluctuate more sharply than shorter-term securities when interest rates go up or down. An increase in interest rates will cause prices to fall. A decrease in rates will cause prices to rise. Because of the uncertainty associated with long-term bond investments, the Fund is intended to be a long-term investment.

                    The longer maturity bonds in which we primarily invest tend to produce higher income than bonds with shorter maturities. Longer maturity bonds also tend to vary more in price in response to changes in interest rates.

               The basic quality of the bonds, which are primarily investment grade, tends to provide some safety of principal.

    [margin] BOND PRICES AND
INTEREST RATES TEND TO WORK LIKE A
SEE-SAW. LONGER MATURITY BONDS SIT
OUT TOWARDS THE END. SHORTER
MATURITY BONDS SIT IN TOWARDS THE
CENTER. WHEN INTEREST RATES RISE,
BOND PRICES FALL. WHEN INTEREST
RATES FALL, BOND PRICES RISE.

                    In general, lower-rated bonds, which are a much lesser
               component of the Fund, offer higher returns. But they also carry higher risks. These can include: a) a higher risk of insolvency, especially during economic downturns; b) a lower degree of liquidity; and c) the prices of lower-rated bonds can be more volatile.


               TRANSAMERICA PREMIER BALANCED FUND

               INVESTMENT OBJECTIVE We seek to achieve long-term capital growth and current income with a secondary objective of capital preservation, by balancing investments among stocks, bonds, and cash (or cash equivalents) for this Fund.

               INVESTMENT STRATEGIES AND POLICIES We invest in a diversified selection of common stocks, bonds, and money market instruments and other short-term debt securities. We attempt to achieve reasonable asset appreciation during favorable periods and conservation of principal in adverse times. This requires flexibility in managing the Fund's assets. Therefore, we may shift the portions held in bonds and stocks according to business and investment conditions. The Fund may hold equity, fixed income, and cash securities in any proportion, although at all times it will not hold less than 25% of its assets in non-convertible debt securities. When the Investment Adviser determines that market conditions warrant, the Fund may invest without limit in cash or cash equivalents for temporary defensive purposes. To the extent that the Fund is so invested, it is not achieving the investment objectives of the Fund.

[margin] THE NAME OF THE
TRANSAMERICA PREMIER BALANCED FUND
IS VERY DESCRIPTIVE. WE ATTEMPT TO
BALANCE LONG-TERM CAPITAL GROWTH
(STOCKS) WITH CURRENT INCOME (BONDS
AND OTHER FIXED INCOME
SECURITIES).

                    Under normal circumstances, we expect that common stocks
               will represent 60% to 70% of the Fund's total assets. The Fund holds common stocks primarily to provide long-term growth of capital and income. We invest the remaining 30% to 40% of the Fund's assets primarily in investment grade bonds as rated by either Moody's or S&P.

                    The stocks in the Transamerica Premier Balanced Fund are
               generally growth companies that we consider to be premier companies of high quality and undervalued in the stock market. Equity securities may be selected by us based on growth potential and dividend paying properties since income is a consideration. We manage the equity portion of the Fund in a similar manner as we do the Transamerica Premier Equity Fund, although the selection of securities may differ. See "Transamerica Premier Equity Fund" on page ___.

[margin] THE STOCKS IN THE PREMIER
BALANCED FUND ARE USUALLY
CONCENTRATED AMONG PREMIER HIGH
QUALITY GROWTH COMPANIES. WE MANAGE
THAT PORTION OF THE FUND MUCH LIKE
WE MANAGE THE TRANSAMERICA PREMIER
EQUITY FUND.

                    We invest the fixed income portion of the Fund in a
               diversified selection of corporate and U.S. Government bonds and mortgage-backed securities. We manage this portion in a similar manner as we do the Transamerica Premier Bond Fund, although the selection of securities may differ. See "Transamerica Premier Bond Fund" on page ____. The fixed income assets are normally at least 65% high quality, investment grade bonds with maturities of between 5 and 30 years. Non-investment grade bonds held in the fixed income portion of the Fund will be less than 20% of the Transamerica Premier Balanced Fund's net assets. For more information on non-investment grade bonds, see "High-Yield ('Junk') Bonds" on page ____ and the Statement of Additional Information.

[margin] WE MANAGE THE FIXED INCOME
PORTION OF THE TRANSAMERICA PREMIER
BALANCED FUND (MOSTLY BONDS AND
MORTGAGE-BACKED SECURITIES) MUCH
LIKE WE MANAGE THE TRANSAMERICA
PREMIER BOND FUND.

                    The Fund may also hold certain short-term fixed income
               securities as a cash reserve. As part of the management of cash and cash equivalents and to help maintain liquidity, we may purchase and sell the same kind of money market and other short-term instruments and debt securities as we do for the Transamerica Premier Cash Reserve Fund. See "Transamerica Premier Cash Reserve Fund" on page ____ .

                    We may buy foreign securities and other instruments if they meet the same criteria described above for the Fund's investments in general. We may invest as much as 20% of the Fund's assets in foreign securities. At times the Fund may have no foreign investments. Foreign stock securities purchased by us will be those traded on the U.S. exchanges as ADR's. We may also invest in stock and bond index futures and options to a limited extent, as well as preferred stocks.

[margin] BY INVESTING IN BOTH
STOCKS AND BONDS, WE ATTEMPT TO
LESSEN OVERALL INVESTMENT RISK.

               SOME POINTS TO CONSIDER WHEN INVESTING In general, the Fund holds equities for long-term capital appreciation, and holds bonds for stability of principal and income as well as a reserve for investment opportunities. This balance often creates a situation where some of the market risks offset one another. But investment risks cannot totally be avoided. The expected performance of such a fund would normally lie somewhere between the performance of an equity fund (holding the same stocks) and the performance of a bond fund (holding the same bonds). But this depends on the actual proportions of stocks and bonds. Since we have flexibility in changing the balance between asset classes, we may increase exposure to the current advantages of one or more of the asset classes. Or we may avoid the current disadvantages of one or more of the asset classes.

                    The Transamerica Premier Balanced Fund is intended for
               investors who wish to participate in both the equity and debt markets, but who wish to leave the allocation of the balance between them to professional management. The Fund is intended for investors who have the perspective, patience, and financial ability to take on average market volatility in pursuit of long-term total return that balances capital growth and current income. Because of the uncertainties associated with common stock and bond investments, the Fund is intended to be a long-term investment.


               TRANSAMERICA PREMIER SHORT-INTERMEDIATE GOVERNMENT FUND

               INVESTMENT OBJECTIVE We seek to achieve a high level of current income with the security of investing in government securities for this Fund.

               INVESTMENT STRATEGIES AND POLICIES We generally invest at least 65% of the Fund's assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or its political subdivisions. The Fund will have a dollar-weighted average maturity of more than two years, but less than five years. The maturity of individual instruments may range from less than one to as much as thirty years. Our goal is to offer higher income than money market funds with greater price stability than most bond funds. Because of the Fund's emphasis on income, capital appreciation is not a significant investment consideration. Our investments will consist primarily of bonds and mortgage-backed securities.

                    We may invest in U.S. Treasury bills, notes and bonds. We
               may also invest in securities issued by any agency or instrumentality of the United States. Examples of those securities include those issued by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), the Federal Housing Administration, the Federal Farm Credit System, or the Student Loan Marketing Association. Some agency securities are backed by the full faith and credit of the U.S. Treasury (such as those issued by GNMA). Others are supported by a borrowing facility from the Treasury (such as those issued by FNMA). The remainder are backed by the credit of the issuing agency or instrumentality. Agency securities that are mortgage-backed (such as those issued by GNMA) are also subject to prepayment risk. For more information on prepayment risk see the section on "Current Income Risk" under "A Discussion About Risk" on page ____ and the section on "Mortgage-Backed and Asset-Backed Securities" on page ___.

                    We may also invest up to 35% of the Fund's assets in
               investment grade corporate bonds. Investment grade bonds are rated Baa or higher by Moody's Investors Service ("Moody's"). They are rated BBB or higher by Standard & Poor's Corporation ("S&P"). For more information on S&P and Moody's ratings, see "Summary of Bond Ratings" on page ____. We may also invest in instruments derived from (i.e. derivative instruments) government or government agency securities. For more information on derivatives see "Options, Futures, and Other Derivatives" on page ____. As part of the management of cash and cash equivalents and to help maintain liquidity, we may purchase and sell the same kind of money market and other short-term instruments and debt securities as we do for the Transamerica Premier Cash Reserve Fund. See "Transamerica Premier Cash Reserve Fund" on page ___.

               SOME POINTS TO CONSIDER WHEN INVESTING Generally, the Transamerica Premier Short-Intermediate Government Fund is subject to relatively low credit risk. This is because we invest primarily in securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or its political subdivisions or other top-rated securities, although the Fund itself is not guaranteed. Under normal conditions, the Fund provides a higher yield than money market funds because of the somewhat longer maturity of the securities. The high quality and the limited maturity of the assets tend to provide safety of principal. Most bonds will fall in price when interest rates rise. Bonds of higher credit quality tend to better withstand the changes in the economy. Also, shorter-term bonds will decline less than longer term bonds.

                    In attempting to achieve its objective, the Fund will
               actively trade its investments. This may result in higher transaction costs and tax consequences than for a less actively traded fund, but the Investment Adviser believes that such turnover will not adversely affect the Fund's performance. The portfolio turnover rate may be as high as 300%. See page __ for more information on turnover.

                    The Transamerica Premier Short-Intermediate Government Fund
               is intended for investors who wish to earn higher income than is available from money market funds. However, this Fund may have more short-term volatility than a money market fund. Investors should have the perspective and patience to accept the additional price fluctuation for the advantage of earning generally higher returns than is available from money market funds.


               TRANSAMERICA PREMIER CASH RESERVE FUND

               INVESTMENT OBJECTIVE We seek to maximize current income from money market securities consistent with liquidity and preservation of principal for this Fund.

               INVESTMENT STRATEGIES AND POLICIES This is a money market fund. We invest primarily in high quality U.S. dollar-denominated money market instruments of U.S. and foreign issuers with remaining maturities of 13 months or less, including:

               . Obligations issued or guaranteed by the U.S. and foreign governments and their agencies or instrumentalities;

               . Obligations of U.S. and foreign banks, or their foreign branches, and U.S. savings banks;

               . Short-term corporate obligations, including commercial paper, notes, and bonds;

               . Other short-term debt obligations with remaining maturities of 397 days or less; and

               . Repurchase agreements involving any of the securities mentioned above.

[margin] THE TRANSAMERICA PREMIER
CASH RESERVE FUND OFFERS A PLACE TO
KEEP YOUR MONEY WHILE YOU ARE
CONSIDERING IN WHICH FUNDS TO
INVEST, OR FOR YOUR SHORT-TERM
NEEDS.

                    We may also purchase other marketable, non-convertible
               corporate debt securities of U.S. issuers. These investments include bonds, debentures, floating rate obligations, and issues with optional maturities. See the Statement of Additional Information for a description of these securities.

                    Bank obligations are limited to U.S. or foreign banks having total assets over $1.5 billion. Investments in savings association obligations are limited to U.S. savings banks with total assets over $1.5 billion. Investments in bank obligations can include instruments issued by foreign branches of U.S. or foreign banks or domestic branches of foreign banks.

                    In addition, we may invest in U.S. dollar-denominated
               obligations issued or guaranteed by foreign governments or their political subdivisions, agencies, or instrumentalities. We may buy these foreign securities and other instruments if they meet the same criteria described above for the Fund's investments in general. The Fund can invest up to 25% of its assets in obligations of Canadian and other foreign issuers. At times the Fund may have no foreign investments.

                    The commercial paper and other short-term corporate
               obligations are determined by us to present minimal credit risks. We determine that they are either: a) rated in the highest short-term rating category by at least two nationally recognized statistical rating organizations; b) rated in the highest short-term rating by a single rating organization if it's the only organization that has assigned the obligations a short-term rating; or c) unrated, but determined by us to be of comparable quality (also called "First Tier Securities").

                    We seek to maintain a stable net asset value of $1.00 per
               share by investing in assets which present minimal credit risk as defined above, and by maintaining an average maturity of 90 days or less. Securities are valued on an amortized cost basis.

               SOME POINTS TO CONSIDER WHEN INVESTING The Fund provides a low risk, relatively low cost way to maximize current income through high quality money market securities that offer stability of principal and liquidity. The rates on short-term investments made by us and the daily dividend paid to investors will vary, rising or falling with short-term rates generally. The Fund's yield will tend to lag behind the changes in interest rates. The speed with which the Fund's yield reflects current market rates will depend on how quickly its securities mature and the amount of money available for new investment.

                    This Fund may be a suitable investment for temporary or
               defensive purposes. It may also be appropriate as part of an overall long-term investment strategy.

               THE TRANSAMERICA PREMIER CASH RESERVE FUND IS NEITHER INSURED NOR GUARANTEED BY THE UNITED STATES GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.


               WHAT IS FUNDAMENTAL? The investment objectives given for each Fund are fundamental. This means they can be changed only with the approval of the majority of shareholders. We can give you no assurance that these objectives will be met. Many of the strategies and policies are not fundamental. This means strategies and policies can be changed by the Board without your approval.

                    If any investment objectives of a Fund change, you should
               decide if the Fund still meets your financial needs. More information about this is in the Statement of Additional Information.


               A GENERAL DISCUSSION ABOUT RISK

                    It's important for you to understand the risks inherent in investing in different kinds of funds, such as our Funds. All investments are subject to risk. Even money you hide in your mattress is subject to the risk that inflation may erode its value. Each of the Funds is subject to the following risks:

[margin] HOW YOU FEEL ABOUT RISK IS
PERSONAL. RISK REFLECTS UNCERTAINTY
OR UNEXPECTED CHANGE. TRY TO COME
UP WITH A BALANCE OF INVESTMENTS
THAT ALLOWS YOU TO GO AFTER YOUR
MAIN GOALS WHILE STILL GIVING YOU
PEACE OF MIND.

               MARKET OR PRICE VOLATILITY RISK For stocks, this refers to the up and down price fluctuations, or volatility, caused by changing conditions in the financial markets. For bonds and other debt securities, it is the change in market price caused by interest rate movements. Longer-maturity bond funds and stock funds are more subject to this risk than money market and shorter-maturity bond funds.

               FINANCIAL OR CREDIT RISK For stocks and other equity securities, financial risk comes from the possibility that current earnings of the stock company will fall or that overall financial circumstances will decline. Either of these could cause the security to lose its value. For bonds and other debt securities, financial risk comes from the possibility that the issuer will not be able to pay principal and interest on time. Funds with low quality bonds and speculative stock funds are more subject to this risk than funds with government or high quality bonds. For more information, see "High-Yield ('Junk') Bonds" on page ____ and "Summary of Bond Ratings" on page ____.

               CURRENT INCOME RISK The Funds receive income, either as interest or dividends, from the securities in which they have invested. Each Fund pays out substantially all of this income to its shareholders as dividends. See the footnote for "What About Taxes" on page ____. The dividends paid out to shareholders are called current income. Current income risk means how much and how quickly overall interest rate or dividend rate changes on income received by the Funds affects our ability to maintain the current level of income paid to shareholders.

               INFLATION OR PURCHASING POWER RISK Inflation risk is the uncertainty that your invested dollars may not buy as much in the future as they do today. Longer-maturity bond funds are more subject to this risk than money market or stock funds.

               SOVEREIGN RISK Sovereign risk is the potential loss of assets or earning power due to government actions, such as taxation, expropriation, or regulation. Funds with large investments overseas or funds with tax-advantaged investments are more subject to this risk.

               More in-depth information about risk is provided in the following section and in the Statement of Additional Information.


               INVESTMENT PROCEDURES AND RISK CONSIDERATIONS FOR THE FUNDS

               BUYING AND SELLING SECURITIES In general, we purchase and hold securities for each Fund for capital growth, current income, or a combination of those purposes. However, we ordinarily buy and sell securities whenever we think it is appropriate in order to achieve the Fund's investment objective. Fund changes can result from liquidity needs, securities reaching a price objective, anticipated changes in interest rates, a change in the creditworthiness of an issuer, or from general financial or market developments. Because investment changes usually are not tied to the length of time a security has been held, a significant number of short-term transactions may result.

[margin] WE HAVE THE ABILITY TO BUY
AND SELL SECURITIES AS OFTEN AS WE
WISH IN ORDER TO ACHIEVE A FUND'S
INVESTMENT OBJECTIVE.

                    We may sell one security and simultaneously purchase another of comparable quality. We may simultaneously purchase and sell the same security to take advantage of short-term differentials and bond yields. Or we may purchase individual securities in anticipation of relatively short-term price gains. The rate of portfolio turnover will not be a determining factor in these decisions. However, certain tax considerations can restrict our ability to sell securities in some circumstances when the security has been held for less than three months. Increased turnover results in higher costs. These costs result from brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. This can result in the acceleration of taxable gains.

                    Turnover for the insurance company separate accounts (as
               described under "Investment Adviser's Performance" on page _____), also managed by the Investment Adviser, has not been and will not be a consideration. The Investment Adviser buys and sells securities for each separate account whenever they believe it is appropriate to do so. The Transamerica Premier Funds are and will be managed in a substantially similar manner.

                    We cannot predict precisely the turnover rates for these new
               Funds, but we expect that the annual turnover rates will generally not exceed: 50% for the Transamerica Premier Equity Fund; 200% for the Transamerica Premier Index Fund; 100% for the Transamerica Premier Bond Fund; 50% for the Transamerica Premier Balanced Fund; and 300% for the Transamerica Premier Short-Intermediate Government Fund. We expect the turnover rate for the Transamerica Premier Cash Reserve Fund to be zero for regulatory purposes. A 100% annual turnover rate would occur if all of a Fund's securities were replaced one time during a one year period. Short-term gains realized from turnover are taxable to shareholders as ordinary income, except for shares held in special tax-qualified accounts (such as IRA's or employer sponsored pension plans). In addition, higher turnover rates can result in corresponding increases in brokerage commissions and other transaction costs. We generally will not consider turnover rates in making investment decisions on behalf of any Fund consistent with the Fund's investment objective and policies.

                    For more information, see "What About Taxes?", on page ___, and the Statement of Additional Information.

               FUND LENDING As a way to earn additional income, we may lend Fund securities to creditworthy persons not affiliated with the Funds. Such loans must be secured by cash collateral or by irrevocable letters of credit maintained on a current basis in an amount at least equal to the market value of the securities loaned. During the existence of the loan, we must continue to receive the equivalent of the interest and dividends paid by the issuer on the securities loaned and interest on the investment of the collateral. We must have the right to call the loan and obtain the securities loaned at any time on five days' notice. This includes the right to call the loan to enable the us to execute shareholder voting rights. Such loans cannot exceed one-third of the Fund's net assets taken at market value. Interest on loaned securities cannot exceed 10% of the annual gross income of the Fund (without offset for realized capital gains). The lending policy described in this paragraph is a fundamental policy that can be changed only by a vote of a majority of shareholders.

                    Lending securities to broker-dealers and institutions could result in a loss or a delay in recovering the Fund's securities.

               BORROWING POLICIES OF THE FUNDS We can borrow money from banks or engage in reverse repurchase agreements, for temporary or emergency purposes. We can borrow up to one-third of a Fund's total assets. To secure borrowings, we can mortgage or pledge securities in an amount up to one-third of a Fund's net assets. If we borrow money, a Fund's share price may be subject to greater fluctuation until the borrowing is paid off. The Fund will not make any additional investments, other than through reverse repurchase agreements, while the level of borrowing exceeds 5% of the Fund's total assets. For more information on reverse repurchase agreements see the "Reverse Repurchase Agreements and Leverage" section below.

               REPURCHASE AGREEMENTS We may enter into repurchase agreements with Federal Reserve System member banks or U.S. securities dealers. A repurchase agreement occurs when, at the time we purchase an interest-bearing debt obligation, the seller agrees to repurchase the debt obligation on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund's money is invested in the security. Since the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. Our risk is the ability of the seller to pay the agreed-upon price on the delivery date. If the seller is unable to make a timely repurchase, our expected proceeds could be delayed, or we could suffer a loss in principal or current interest, or incur costs in liquidating the collateral. We have established procedures to evaluate the creditworthiness of parties making repurchase agreements.

                    The securities underlying repurchase agreements are not
               subject to the restrictions applicable to maturity of the Funds or their securities.

                    We will not invest in repurchase agreements maturing in more than seven days if that would constitute more than 10% of its net assets when taking into account the remaining days to maturity of our existing repurchase agreements.


               REVERSE REPURCHASE AGREEMENTS AND LEVERAGE We may enter into reverse repurchase agreements with Federal Reserve member banks and U.S. securities dealers from time to time. In a reverse repurchase transaction we sell securities and simultaneously agree to repurchase them at a price which reflects an agreed-upon rate of interest. We will use the proceeds of reverse repurchase agreements to make other investments which either mature or are under an agreement to resell at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The Fund may utilize reverse repurchase agreements only if the interest income to be earned from the investment proceeds of the transaction is greater than the interest expense of the reverse repurchase transaction.

                    Reverse repurchase agreements are a form of leverage which increases the opportunity for gain and the risk of loss for a given change in market value. In addition the gains or losses will cause the net asset value of the Funds' shares to rise or fall faster than would otherwise be the case. There may also be a risk of delay in the recovery of the underlying securities if the opposite party has financial difficulties.

                    A Fund's obligations under all borrowings, including reverse repurchase agreements, will not exceed one-third of the Fund's net assets.

               WHEN-ISSUED SECURITIES We may sometimes purchase new issues of securities on a when-issued basis. The price of when-issued securities is established at the time the commitment to purchase is made. Delivery of and payment for these securities typically occur 15 to 45 days after the commitment to purchase. The market price of the securities at the time of delivery may be higher or lower than those contracted for on the when-issued security, and there is some risk the transaction may not be consummated. We maintain a segregated account for each of the Funds consisting of cash or high-quality liquid debt securities in an amount at least equal to the when-issued commitments.

               SHORT SALES We may sell securities which we do not own, or intend to deliver to the buyer if we do own ("sell short") if, at the time of the short sale, we own or have the right to acquire an equal amount of the security being sold short at no additional cost. These transactions allow us to hedge against price fluctuations by locking in a sale price for securities we do not wish to sell immediately.

                    We may make a short sale when we want to sell a security we own at a current attractive price. This allows us to postpone a gain or loss for federal income tax purposes and to satisfy certain tests applicable to regulated investment companies under the Code. We will make short sales only if the total amount of all short sales does not exceed 10% of the Fund. This limitation can be changed at any time.

               MUNICIPAL OBLIGATIONS We may invest in municipal obligations for any Fund, except for the Transamerica Premier Index Fund. This includes the equity Funds as part of their cash management techniques. In addition to the usual risks associated with investing for income, the value of municipal obligations can be affected by changes in the actual or perceived credit quality. The credit quality of a municipal obligation can be affected by, among other factors: a) the financial condition of the issuer or guarantor; b) the issuer's future borrowing plans and sources of revenue; c) the economic feasibility of the revenue bond project or general borrowing purpose; d) political or economic developments in the region or jurisdiction where the security is issued; and e) the liquidity of the security. Because municipal obligations are generally traded over the counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal issues can be enhanced by demand features which enable us to demand payment from the issuer or a financial intermediary on short notice.

               HIGH-YIELD ("JUNK") BONDS High-yield bonds (commonly called "junk" bonds) are lower-rated bonds that involve higher current income but are predominantly speculative because they present a higher degree of credit risk. Credit risk is the risk that the issuer of the bonds will not be able to make interest or principal payment on time. If this happens, we would lose some of our income, and we could expect a decline in the market value of the securities affected. We need to carefully analyze the financial condition of companies issuing junk bonds. The prices of junk bonds tend to be more reflective of prevailing economic and industry conditions, issuers' unique financial situations, and the bonds' coupon than to small changes in the level of interest rates. But during an economic downturn or a period of rising interest rates, highly leveraged companies can have trouble making principal and interest payments, meeting projected business goals, and obtaining additional financing.

                    We may also invest in unrated debt securities. Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market. Because of the size and perceived demand for the issue, among other factors, certain municipalities may decide not to pay the cost of getting a rating for their bonds. We analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, to determine whether to purchase unrated municipal bonds.

                    Unrated debt securities will be included in the 35% limit on non-investment grade debt of the applicable Funds, unless we deem such securities to be the equivalent of investment grade securities. See "Summary of Bond Ratings" on page _____ and the Statement of Additional Information for a description of bond rating categories.

               FOREIGN SECURITIES We may invest in foreign securities for each of the Funds, except the Transamerica Premier Index Fund and the Transamerica Premier Short-Intermediate Government Fund . Foreign equity investments for the Transamerica Premier Equity Fund and the Transamerica Premier Balanced Fund are limited to the purchase of American depositary receipts ("ADR's") evidencing ownership of the underlying foreign securities. ADR's are dollar-denominated and are issued by domestic banks or securities firms and traded in the U.S.

                    Investing in securities of foreign issuers involves
               different, and sometimes greater, risks than investments in securities of U.S. issuers. These include an increased risk of adverse political and economic developments, and, with respect to certain countries, the possibility of expropriation, nationalization or confiscatory taxation or limitations on the removal of the funds or other assets of a Fund. These risks are discussed under "A Discussion About Risk" on page ____.


               OPTIONS, FUTURES, AND OTHER DERIVATIVES We may use options, futures, forward contracts, and swap transactions ("derivatives") for each of the Funds. However, we do not currently use, nor anticipate using, derivatives for the Transamerica Premier Cash Reserve Fund. We may seek to protect a Fund against potential unfavorable movements in interest rates or securities' prices by investing in derivatives. If those markets do not move in the direction we anticipate, we could suffer investment losses.

                    We may purchase and write call or put options on securities or on indexes ("options"). We may also enter into interest rate or index futures contracts for the purchase or sale of instruments based on financial indexes ("futures contracts"), options on futures contracts, forward contracts, and interest rate swaps and swap-related products. We use these instruments primarily to adjust a Fund's exposure to changing securities prices, interest rates, or other factors that affect securities values. This is an attempt to reduce the overall investment risk. However, the Transamerica Premier Index Fund will use derivatives as part of its strategy to match the S&P 500 Index.

                    Risks in the use of these derivatives include, in addition to those referred to above: a) the risk that interest rates and securities prices do not move in the directions being hedged against, in which case the Fund has incurred the cost of the derivative (either its purchase price or, by writing an option, losing the opportunity to profit from increases in the value of the securities covered) with no tangible benefit; b) imperfect correlation between the price of derivatives and the movements of the securities' prices or interest rates being hedged; c) the possible absence of a liquid secondary market for any particular derivative at any time; d) the potential loss if the counterparty to the transaction does not perform as promised; and e) the possible need to defer closing out certain positions to avoid adverse tax consequences.

                    More information on derivatives is contained in the
               Statement of Additional Information.

               MORTGAGE-BACKED AND ASSET-BACKED SECURITIES We may invest in mortgage-backed and asset-backed securities. The Transamerica Premier Bond Fund and the Transamerica Premier Short-Intermediate Government Fund are more likely to invest in such securities than the other Funds. Mortgage-backed and asset-backed securities are generally pools of many individual mortgages or other loans. Part of the cash flow of these securities is from the early payoff of some of the underlying loans. The specific amount and timing of such prepayments is difficult to predict, creating "prepayment risk." For example, prepayments on Government National Mortgage Association ("GNMA's") are more likely to increase during periods of declining long-term interest rates because borrowers tend to refinance when interest rates drop. In the event of very high prepayments, we may be required to invest these proceeds at a lower interest rate, causing us to earn less than if the prepayments had not occurred. Prepayments are more likely to decrease during periods of rising interest rates, causing the expected average life to become longer. This variability of prepayments will tend to limit price gains when interest rates drop and to exaggerate price declines when interest rates rise.

               ZERO COUPON BONDS We may invest in zero coupon bonds and strips. Zero coupon bonds do not make regular interest payments. Instead, they are sold at a discount from face value. A single lump sum which represents both principal and interest is paid at maturity. Strips are debt securities whose interest coupons are taken out and traded separately after the securities are issued, but otherwise are comparable to zero coupon bonds. The market value of zero coupon bonds and strips generally is more sensitive to interest rate fluctuations than interest-paying securities of comparable term and quality.

               ILLIQUID SECURITIES We may invest up to 15% of a Fund's net assets in securities that are illiquid, except that the Transamerica Premier Cash Reserve Fund may only invest 10%. Securities are considered illiquid when there is no readily available market or when they have legal or contractual restrictions. Repurchase agreements which mature in more than seven days are included as illiquid securities. It may be difficult for us to sell these investments quickly for their fair market value.

                    Certain restricted securities that are not registered for
               sale to the general public but that can be resold to institutional investors under Rule 144A may not be considered illiquid. This is provided that a dealer or institutional trading market exists. The institutional trading market is relatively new. Liquidity of the Funds' investments could be impaired if trading for these securities does not further develop or declines. The Investment Adviser determines the liquidity of Rule 144A securities under guidelines approved by the Board.

               VARIABLE RATE, FLOATING RATE, OR VARIABLE AMOUNT SECURITIES We may invest in variable rate, floating rate, or variable amount securities for each Fund, except for the Transamerica Premier Equity Fund. These are short-term unsecured promissory notes issued by corporations to finance short-term credit needs. They are interest-bearing notes on which the interest rate generally fluctuates on a scheduled basis.

               INVESTMENTS IN OTHER INVESTMENT COMPANIES We may invest up to 10% of a Fund's total assets in the shares of other investment companies, but only up to 5% of its assets in any one other investment company. In addition, we cannot purchase more than 3% of the securities of any one investment company for any Fund. We intend to keep these investments to a minimum.


               SHAREHOLDER SERVICES

                    This section details the various services available to you as a shareholder. If you are a pension plan sponsor, you may wish to contact your plan administrator for details about the services that apply to your plan. If you are an individual IRA or SEP shareholder or an institutional shareholder, the following services are available to you unless otherwise noted in the description.

               APPLICATION Your broker may be submitting your application for you. But if you are completing your own application, one is provided in this Prospectus. Do not use this application if you are setting up an IRA or SEP account. If you need help in completing your application, call 1-800-89-ASK-US. Send the application to the address listed on the application form.

               IRA/SEP ACCOUNTS You can establish an Individual Retirement Account ("IRA") or Simplified Employee Pension ("SEP") with Transamerica Premier Funds. Contributions to an IRA or SEP may be deductible from your taxable income, depending on your personal tax situation.

[margin] WHEN YOU SET UP AN IRA,
YOU ENJOY TAX-DEFERRED INVESTMENT
EARNINGS. YOU MAY WANT TO
CONSOLIDATE SEVERAL IRAS OR YOU MAY
NEED TO INVEST A DISTRIBUTION FROM
A FORMER EMPLOYER'S PENSION
PLAN.

                    If you are receiving a distribution from your pension plan, or you would like to transfer your IRA account from another financial institution, you can continue to get tax-deferred growth by transferring these proceeds to your Transamerica Premier Fund IRA. If you want to rollover distributions from your pension plan to an IRA in one or more of the Funds, the money must be paid directly by your pension plan administrator to Transamerica Investors to avoid a 20% federal withholding tax. See "What About Taxes?" on page ____.

                    There is an annual fee of $10 per Fund in which you own
               shares for administering your IRA or SEP. This is limited to a maximum annual fee of $36 per taxpayer identification number. Alternatively, you can pay a one-time, non-refundable fee of $100 for all IRA/SEP accounts that are maintained under the same taxpayer identification number. You may pay the fee to us, otherwise we will deduct the annual fee ordinarily during December of each year or at the time you fully redeem your shares in a Fund, if before then. We will waive this fee if the value of the shares in your IRA/SEP account is $5,000 or more when the fee is due. The Company reserves the right to change the fee, but we will notify you at least 30 days in advance of any change.


               HOW TO BUY ADDITIONAL SHARES

               YOU MAY BUY SHARES IN ONE OF FOUR WAYS:

               1) BY MAIL Fill out an investment coupon from a previous confirmation statement, or indicate on your check or a separate piece of paper your name, address and account number, and mail it to:

                    Transamerica Investors
                    PO Box 9232
                    Boston, MA 02205-9232

               2) BY AUTOMATIC INVESTMENT PLAN You can make investments automatically by electing this service in your application. It will authorize us to take regular, automatic withdrawals from your bank account. These periodic investments must be at least $50 for each Fund in which you are automatically investing. You can change the date or amount of your monthly investment, or terminate the Automatic Investment Plan, at any time by letter or telephone call (with prior authorization). Give us your request at least 20 business days before the change is to become effective. You may also be able to have investments automatically deducted from:

                    (1)  your paycheck at work;
                    (2)  your savings account; or
                    (3)  other sources of your choice.

               Call 1-800-89-ASK-US for more information.

               3) BY TELEPHONE If you elect the telephone purchasing service on your application, you can make occasional electronic withdrawals from your designated bank account by calling 1-800-89-ASK-US.


                    We take reasonable precautions to make sure that telephone instructions are genuine. Precautions include requiring you to positively identify yourself, tape recording the telephone instructions, and providing written confirmations. We accept all telephone instructions we reasonably believe to be accurate and genuine. Any losses arising from communication errors are your responsibility. If reasonable procedures are not used to confirm that instructions communicated by telephone are genuine, the Company may be liable for any losses due to unauthorized or fraudulent transactions.

[margin] WE TAKE REASONABLE STEPS
TO MAKE SURE YOUR TELEPHONE
INSTRUCTIONS ARE

AUTHORIZED AND ACCURATE. WE RECORD
ALL PHONE CALLS AND SEND YOU
CONFIRMATION OF ALL TELEPHONE
TRANSACTIONS. YOU ARE RESPONSIBLE
FOR THE ACCURACY OF PHONE
INSTRUCTIONS.

               4) BY WIRE You can make your initial or subsequent investments in the Funds by wire. Here's what you need to do:

                    (1) send us your application form (initial investment only);

                    (2)  call 1-800-89-ASK-US for a wire number;

                    (3) instruct your bank to wire money to State Street Bank, ABA number 011000028, DDA number ___________ ; and

                    (4)  specify on the wire:

                         a) "Transamerica Investors, Inc.;"

                         b) your Fund's account number, if you have one;

                         c) identify the Funds in which you would like to purchase shares, and the amount to be allocated to each Fund (e.g. $5,000 in the Transamerica Premier Equity Fund and $4,000 in the Transamerica Premier Bond Fund);

                         d) your name, your city and state; and

                         e) your wire number.

                    Wired money is considered received by us when we receive the wire and all the required information listed above. If we receive your telephone call and wire before the New York Stock Exchange closes, usually 4:00 p.m. Eastern time, the money is credited that same day if you have supplied us with all other needed information.

               MINIMUM INVESTMENT AMOUNTS The minimum initial investment in any of the Funds is $1,000. The minimum is reduced to $250 if the account is for a Pension or Retirement Savings Program. The minimum subsequent investment by check or telephone is $100. The minimum initial and subsequent investments for the Automatic Investment Plan or a group billing purchase program is $50 per Fund. There is no minimum subsequent investment if your account is for a Pension or Retirement Savings Program.

                    Your investment must be a specified dollar amount. We cannot accept purchase requests specifying a certain price, date, or number of shares; these investments will be returned. The price you pay for your shares will be the next determined net asset value after your purchase order is received. See "Share Price" on page ___. The Company reserves the right to reject any application or investment. There may be circumstances when the Company will not accept new investments in one or more of the Funds.


               HOW TO SELL SHARES

                    You can sell your shares to us (called redeeming) at any
               time. You'll receive the net asset value next determined after we receive your redemption request, assuming all requirements have been met. Before redeeming, please read "When Share Price Is Determined" on page __, and "Minimum Account Balances" on page
               ___.

[margin] YOU CAN SELL YOUR SHARES
VIA ANY OF FOUR WAYS: (1) BY MAIL;
(2) BY PHONE; (3) BY CHECK; OR (4)
UNDER AN AUTOMATIC INCOME PLAN.

               YOU MAY SELL SHARES IN ONE OF FOUR WAYS:

               1) BY MAIL Your written instructions to us to redeem shares can be in any one of the following forms:

               .  By redemption form, available by calling 1-800-89-ASK-US;

               .  By letter; or

               . By assignment form or other authorization granting power with respect to your shares in one of the Funds.

                    Once mailed to us, your redemption request is irrevocable
               and cannot be modified or canceled.

                    If the amount redeemed is over $50,000, all signatures must be guaranteed. See "Signature Guarantee" on page ___. The request must be signed by each registered owner. All owners must sign the request exactly as their names appear in the registration. For example, if the owner's name appears in the registration as John Michael Smith, he must sign that way and not as John M.
               Smith.

               2) BY TELEPHONE If you have previously authorized telephone directions in writing (e.g. in your application), you can redeem your shares by calling 1-800-89-ASK-US. Be careful in calling, since once made, your telephone request cannot be modified or canceled.

                    You have several options for receiving your redemption:

                    .  By check;

                    .  By electronic transfer to your bank; or

                    .  By wire transfer(minimum of $5,000).

                    If you call us before the close of the New York Stock
               Exchange, usually 4:00 p.m. Eastern time, you will receive the price determined as of the close of that business day. See "Share Price" on page ____. Before calling, read " Points to Remember When Redeeming" on page ____.

                    We take reasonable precautions to make sure that telephone instructions are genuine. Precautions include requiring you to positively identify yourself, tape recording the telephone instructions, and providing written confirmations. We accept all telephone instructions we reasonably believe to be accurate and genuine. Any losses arising from communication errors are your responsibility. If reasonable procedures are not used to confirm that instructions communicated by telephone are genuine, the Company may be liable for any losses due to unauthorized or fraudulent transactions. For detailed information on how telephone transactions will operate, see the Statement of Additional Information.

               3) BY CHECK (Transamerica Premier Cash Reserve Fund only) Redemptions can be made from the Transamerica Cash Reserve Fund by check. To be eligible, you must have applied for the check writing feature on your account application. The signature(s) you designated must appear on the check for it to be honored. If you close your account by check, we will send you any accrued dividends by check. You can write an unlimited number of checks, as long as each check is for $250 or more, and as long as the Fund account balance does not drop below $500. See "Minimum Account Balances" on page ____.

                    This option is not available for Pension or Retirement
               Savings Program accounts (including IRA's), or any other account controlled by a fiduciary.

[margin] IF YOU'RE INVESTED IN THE
TRANSAMERICA PREMIER CASH RESERVE
FUND, GETTING YOUR MONEY CAN BE AS
EASY AS WRITING A CHECK.

               4) BY AUTOMATIC INCOME PLAN Under the Automatic Income Plan we automatically redeem enough shares each month to provide you with a check or automatic deposit to your bank account. The minimum is $50 per Fund. Please tell us: a) when you want to be paid each month; b) how much you want to be paid; and c) from which Fund(s). To set up an Automatic Income Plan, call us at 1-800-89-ASK-US.

                    If your monthly income payments exceed the dividends,
               interest, and capital appreciation on your shares, the payments will deplete your investment.

                    You can specify the Automatic Income Plan when you make your first investment. If you sign up for the plan later, the request for the Automatic Income Plan or any increase in payment amount must be signed by all owners of your account.

[margin] IF YOU WANT TO RECEIVE A
FLAT AMOUNT EACH MONTH, USE THE
AUTOMATIC INCOME PLAN. WE WILL
AUTOMATICALLY SELL ENOUGH SHARES
EVERY MONTH TO PROVIDE YOU WITH AN
INCOME PAYMENT. AMOUNTS PAID TO YOU
BY AUTOMATIC INCOME PLAN ARE NOT A
RETURN ON YOUR INVESTMENT. YOU MUST
REPORT ANY GAINS OR LOSSES ON YOUR
INCOME TAX RETURN. WE WILL PROVIDE
INFORMATION TO YOU CONCERNING ANY
GAIN OR LOSS.

                    You can request us to send payments to an address other than the address of record at the time of your first investment. After that, a request to send payments to an address other than the address of record must be signed by all owners of your account, with their signatures guaranteed.

                    The Automatic Income Plan option can be terminated at any
               time. If it is, we will notify you. You can terminate the Plan or change the amount of the payments by writing or calling us. Termination or change will become effective within 15 days after we receive your instructions.

               HOW LONG WILL IT TAKE? We will usually send your redemption payment to you on the second business day after we receive your request, but not later than seven days afterwards, assuming we have all the information we need. If the information you provide us is incomplete, we will contact you, but this may delay the redemption.

                    The Company may postpone such payment if: (a) the New York
               Stock Exchange is closed for other than usual weekends or holidays, or trading on the New York Stock Exchange is restricted; (b) an emergency exists as defined by the U.S. Securities and Exchange Commission (the "Commission"), or the

               Commission requires that trading be restricted; or (c) the Commission permits a delay for the protection of investors.

                    When a redemption occurs shortly after a recent check
               purchase, the redemption proceeds may be held beyond seven days but only until the purchase check clears, which may take up to 15 days. If you anticipate redemptions soon after you purchase your shares by check, you can avoid this delay by wiring your purchase payment.

                    If you request a redemption check within 30 days of your
               address change, you must send us your request in writing with a signature guarantee. Keep your address current by writing or calling in your new address to us as soon as possible.

               POINTS TO REMEMBER WHEN REDEEMING

               . All redemptions are made and the price is determined on the day we receive all necessary documentation. See "When Share Price Is Determined" on page ___.

               . We cannot accept redemptions specifying a certain date or price. We will return these requests.

               . For redemptions greater than $250,000 the Company reserves the right to give you marketable securities instead of cash. See the Statement of Additional Information, or call us at 1-800-89-ASK-US.

               . Except for a transfer of redemption proceeds to the custodian of a tax-qualified plan, we will make all payments to the registered owner of the shares, unless you tell us otherwise. We will mail all checks to the address of record, unless you tell us otherwise.

               . If the redemption request is made by a corporation, partnership, trust, fiduciary, agent, or unincorporated association, the individual signing the request must be authorized. If the redemption is from an account under a qualified pension plan, spousal consent may be required.

               . A request to redeem shares in an IRA or 403(b) plan must be accompanied by an IRS Form W4-P (pension income tax withholding form, which we will provide) and a reason for withdrawal. This is required by the IRS.

                    Please call us at 1-800-89-ASK-US or write to Transamerica
               Investors, P.O. Box 9232, Boston, MA 02205-9232 for further information.


               HOW TO EXCHANGE SHARES

               BETWEEN FUNDS AND CLASSES If your investment needs change, you can exchange shares in any Fund for shares of any other Fund within the same class. Exchanges can be made in writing or by telephone at any time by shareholders. The procedures relating to exchanges in writing and by telephone are the same as for purchases. Exchanges are available to any resident of any state in which shares of the Fund are legally sold.

                    Exchanges between different classes of shares will be on the basis of the relative net asset values of the respective shares to be exchanged. You may be able to exchange your shares for shares of a class having a different pricing structure if you are no longer eligible to purchase shares of the original class due to a change in your status. You will receive advance notice if your shares must be exchanged for another class of shares.

[margin] EXCHANGING SHARES AMONG
FUNDS WITH DIFFERENT INVESTMENT
OBJECTIVES GIVES YOU THE
OPPORTUNITY TO KEEP YOUR GOALS IN
SIGHT AS YOUR LIFESTYLE AND NEEDS
CHANGE. FOR EXAMPLE, AS YOU GET
CLOSER TO RETIREMENT AGE, YOU MAY
WANT TO MOVE SOME OF YOUR
INVESTMENT DOLLARS INTO MORE
CONSERVATIVE FUNDS TO BETTER
PROTECT YOUR NEST EGG.

               BY AUTOMATIC EXCHANGE PLAN You can make automatic share exchanges once or twice a month. You can request the service in writing to us. Your request must be signed by all registered owners of the account. Call 1-800-89-ASK-US for information.

               POINTS TO REMEMBER WHEN MAKING EXCHANGES Make sure you understand the investment objective of the Fund into which you are exchanging shares. The exchange service is not designed to give shareholders the opportunity to "time the market." It gives you a convenient way to change the balance between the accounts so that it more closely matches your overall investment objectives and risk tolerance level.

               . You can make an unlimited number of exchanges between the Funds. However, unless you are using the Automatic Exchange Plan, further exchanges may be suspended for the remainder of any calendar year during which you make more than four exchanges involving a single Fund. This limitation is designed to keep each Fund's asset base stable and to reduce its administrative expenses.

               . An exchange is treated as a sale of shares from one Fund and the purchase of shares in another Fund. Exchanges are taxable events. See "What About Taxes?" on page ____.

               . Exchanges into or out of the Funds are made at the next determined net asset value per share after we receive all necessary information for the exchange.

               . Exchanges are accepted only if the ownership registrations of both accounts are identical.

               . The Company reserves the right to reject any exchange request and to modify or terminate the exchange option at any time.

[margin] EXCHANGES ARE TREATED THE
SAME AS PURCHASES AND REDEMPTIONS.
THERE ARE TAX CONSIDERATIONS YOU
SHOULD DISCUSS WITH YOUR TAX
ADVISER.


               OTHER INVESTOR REQUIREMENTS AND SERVICES

               TAX IDENTIFICATION NUMBER You must furnish your taxpayer identification number and state whether or not you are subject to back-up withholding for prior under-reporting. If you don't furnish your tax I.D. number, redemptions or exchanges of shares, as well as dividends and capital gains distributions, will be subject to federal withholding tax.

               CHANGING YOUR ADDRESS To change the address on your account, please call us at 1-800-89-ASK-US, or send us a written notification signed by all registered owners of your account. Include the name of your Fund(s), the account number(s), the name(s) on the account and both the old and new addresses. Within the first 30 days after an address change, telephone redemptions are permissible only if the redemption proceeds are wired or electronically transferred. See "How to Sell Shares" on page
               ____.

               SIGNATURE GUARANTEE When a signature guarantee is required, e.g. when the redemption amount is more than $50,000, the signature of each owner of record must be guaranteed by a bank or trust company (or savings bank, savings and loan association, or a member of a national stock exchange). This is required to comply with general stock transfer rules. You must obtain a written guarantee that states "Signature(s) Guaranteed" and is signed in the name of the guarantor by an authorized person. If you have any questions, call 1-800-89-ASK-US.

                    Our policy to waive the signature guarantee for amounts of
               $50,000 or less can be amended or discontinued at any time. A signature guarantee may be required with regard to any particular redemption transaction.

[margin] THERE IS A LOT OF
ADMINISTRATIVE WORK IN MAINTAINING
YOUR ACCOUNT SO WE REQUIRE THAT YOU
KEEP AT LEAST $500 IN EACH FUND
ACCOUNT. OF COURSE, YOU'RE
INVESTING FOR THE LONG HAUL, SO
IT'S TO YOUR ADVANTAGE TO KEEP
BUILDING UP YOUR ACCOUNTS. THIS
GIVES YOUR MONEY A CHANCE TO REALLY
WORK FOR YOU.

               MINIMUM ACCOUNT BALANCES You must maintain a minimum balance of $500 in each Fund in which you own shares. If a Fund's value falls below $500 as a result of your action, we will notify you. You will have 30 days to increase your balance to or above the minimum. If you do not increase your balance, we will redeem your shares and pay the value to you.

                    This minimum does not apply if you are actively contributing to that Fund through an Automatic Investment Plan. If your Fund is for a Pension or Retirement Savings Program, we will exchange the balance to another Fund of your choice.

               HOW YOU WILL GET ONGOING INFORMATION ABOUT THE FUNDS We will send you a consolidated, quarterly statement of your account showing all transactions since the beginning of the current quarter. You can request a statement of your account activity at any time. Also, each time you invest, redeem, transfer or exchange shares, we will send you a confirmation of the transaction.

                    We will send you an annual report that includes audited
               financial statements for the fiscal year. It will include a list of securities in each Fund on that date. We will also send you a semi-annual report that includes unaudited financial statements for the previous six months. It will also include a list of securities in each Fund on that date.

                    We will send you a new prospectus each year. The Statement of Additional Information is also revised each year. We will send this to you only if you request it.

[margin] WE'LL KEEP YOU INFORMED
ABOUT HOW YOUR INVESTMENTS ARE
DOING WITH QUARTERLY STATEMENTS AND
SEMI-ANNUAL AND ANNUAL REPORTS.

               HOW TO TRANSFER YOUR SHARES TO ANOTHER PERSON You can transfer ownership of your shares to another person or organization, or change the name on an account, by sending us written instructions. The request must be signed by all registered owners of your account. To change the name on an account, the shares must be transferred to a new account. If the amount transferred exceeds $50,000, the request must include a signature guarantee. See "Signature Guarantee" on page _____. This option is not available for Pension or Retirement Savings Programs. Please call us at 1-800-89-ASK-US for additional information.


               DIVIDENDS AND CAPITAL GAINS

                    We distribute substantially all of the Funds' net investment income in the form of dividends to you. The following table shows how often we pay dividends on each Fund.


=======================================================
                  FUND                    DIVIDEND PAID
=======================================================
Transamerica Premier Equity Fund          Quarterly
-------------------------------------------------------
Transamerica Premier Index Fund           Quarterly
-------------------------------------------------------
Transamerica Premier Bond Fund            Monthly
-------------------------------------------------------
Transamerica Premier Balanced Fund        Quarterly
-------------------------------------------------------
Transamerica Premier Short-Intermediate   Monthly
 Government Fund
-------------------------------------------------------
Transamerica Premier Cash Reserve Fund    Monthly
=======================================================



                    Although we pay dividends monthly on the Transamerica
               Premier Cash Reserve Fund, dividends are determined daily. You may purchase shares of the Transamerica Premier Cash Reserve Fund by wiring federal funds to State Street Bank, the Custodian. If you notify us by calling 1-800-89-ASK-US by 1:00 p.m. (Eastern Standard Time "EST") and State Street receives your wired funds by 4:00 p.m. (EST), your purchase will be effective immediately, and you will begin to earn dividends on that business day. Federal funds wires will be accepted only on a day on which the Federal Reserve is open. To redeem shares of the Transamerica Premier Cash Reserve Fund by federal funds wire, call 1-800-89-ASK-US. We will wire funds to you the next business day on which the Federal Reserve is open. You will earn dividends on the day you request redemption by telephone.

                    We distribute net capital gains, if any, on all of the Funds annually.

[margin] YOU'RE INVESTING IN THE
FUNDS BECAUSE YOU WANT YOUR MONEY
TO GROW. THE INVESTMENT INCOME
GENERATED BY A FUND IS DISTRIBUTED
TO YOU EITHER AS DIVIDENDS OR
CAPITAL GAINS, OR BOTH. YOU CAN
CHOOSE TO REINVEST OR TAKE CASH,
ACCORDING TO THE THREE OPTIONS
DESCRIBED IN THIS SECTION.

                    You can select from among the following distribution
               options:

                    . REINVESTED You can have all of your dividends and capital gains distributions reinvested in additional shares of the same or any other Fund. Unless you choose one of the other options, we will select this option for you automatically;

                    . CASH & REINVESTED You can choose to have either your dividends or your capital gains paid in cash and the other will be reinvested in additional shares in the same or any other Fund; or

                    . ALL CASH You can choose to have your dividends and capital gains distributions paid in cash.

                    We make distributions for each Fund on a per share basis to the shareholders of record as of the distribution date of that Fund. We do this regardless of how long the shares have been held. That means if you buy shares just before or on a record date, you will pay the full price for the shares and then you may receive a portion of the price back as a taxable distribution.



               WHAT ABOUT TAXES?

               FEDERAL TAXES* Dividends paid by a Fund from net investment income, the excess of net short-term capital gain over net long-term capital loss, and original issue discount or certain market discount income will be taxable to shareholders as ordinary income. Distributions paid by a Fund from the excess of net long-term capital gain over net short-term capital loss will be taxable as long-term capital gains regardless of how long the shareholders have held their shares. These tax consequences will apply regardless of whether distributions are received in cash or reinvested in shares. A portion of the dividends paid to corporate shareholders may qualify for the corporate dividends-received deduction to the extent the Fund earns qualifying dividends. We will notify you after each calendar year of the amount and character of distributions you received from each Fund for federal tax purposes.

CAPITAL GAINS OR TAKE THEM IN
CASH, THEY ARE CONSIDERED BY THE
IRS TO BE TAXABLE INCOME.

                    For IRA's and pension plans, dividends and capital gains are reinvested and not taxed until you receive a qualified
                              ---
               distribution from your IRA or pension plan.

                    You need to consider the tax implications of buying shares immediately prior to a distribution. Investors who purchase shares shortly before the record date for a distribution will pay a per share price that includes the value of the anticipated distribution. You will be taxed when you receive the distribution even though the distribution represents a return of a portion of the purchase price. You may want to call us at 1-800-89-ASK-US before your purchase. We'll tell you if a distribution is due.

                    Redemptions and exchanges of shares are taxable events which may represent a gain or a loss for the shareholder.

                    Individuals and certain other classes of shareholders may be subject to backup withholding of federal income tax on distributions, redemptions and exchanges if they fail to furnish their correct taxpayer identification number. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules. They may be subject to nonresident alien withholding on amounts considered ordinary dividends from the Fund.

                    When you sign your account application, you will be asked to certify that your social security or taxpayer identification number is correct. You will also be asked to certify that you are not subject to backup withholding for failure to report income to the Internal Revenue Service.

               PENSION AND RETIREMENT SAVINGS PROGRAMS The tax rules applicable to participants and beneficiaries in Pension and Retirement Savings Programs vary according to the type of plan and the terms and conditions of the plan. In general, distributions from these plans are taxed as ordinary income. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits:

                    (1) distributions prior to age 59 1/2 (subject to certain exceptions);

                    (2) distributions that do not conform to specified commencement and minimum distribution rules;

                    (3) aggregate distributions in excess of a specified annual amount; and

                    (4)  in other specified circumstances.
               You should consult a qualified tax advisor for more information.

[margin] THERE ARE SPECIAL TAX
CONSIDERATIONS IF YOU ARE TAKING A
CASH DISTRIBUTION FROM A PENSION
PLAN AND ROLLING IT OVER TO AN IRA
IN ONE OF THE FUNDS. YOU NEED TO
DISCUSS THIS WITH YOUR TAX
ADVISER.

               OTHER TAXES In addition to federal taxes, you may be subject to state and local taxes on payments received from us. Depending on the state tax rules pertaining to a shareholder, a portion of the dividends paid by a Fund that come from direct obligations of the U.S. Treasury and certain agencies may be exempt from state and local taxes. Check with your own tax adviser regarding specific questions as to federal, state and local taxes.


               *For each taxable year, we intend to qualify each Fund as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Qualifying regulated investment companies distributing substantially all of their ordinary income and capital gains are not subject to federal income or excise tax on any net investment income and net realized capital gains distributed to shareholders. However, the shareholders (you) are subject to tax on these distributions.


               SHARE PRICE

               HOW SHARE PRICE IS DETERMINED We value Fund securities, primarily traded on a domestic securities exchange or NASDAQ, at the last sale price on that exchange on the day the valuation is made. We take price information on listed securities from the exchange where the security is primarily traded. If no sale is reported, we use the mean of the latest bid and asked prices. We generally price securities traded over-the-counter the same way. When market quotations are not readily available, we value securities and other assets at fair value as determined in good faith by the Board.

[margin] THE PRICE OF YOUR SHARES
IS REFERRED TO AS THEIR NET ASSET
VALUE. WE CALCULATE THE NET ASSET
VALUE EACH DAY THE NEW YORK STOCK
EXCHANGE (THE "EXCHANGE") IS
OPEN.

                    We will value all securities held by the Transamerica
               Premier Cash Reserve Fund, and any short-term investments of the other Funds with maturities of 60 days or less at the time of purchase, on the basis of amortized cost when the Board determines that amortized cost is fair value. Amortized cost involves valuing an investment at its cost and a constant amortization to maturity of any discount or premium, regardless of the effect of assuming movements in interest rates. For more information, see the Statement of Additional Information.

               WHEN SHARE PRICE IS DETERMINED The price of your shares is their net asset value. We determine the net asset value by calculating the total value of the Fund's assets, deducting total liabilities, and dividing the result by the number of shares outstanding. Except for the Transamerica Premier Cash Reserve Fund, we determine the net asset value only on days that the New York Stock Exchange (the "Exchange") is open. We determine the net asset value of the Transamerica Premier Cash Reserve Fund only on days that the Federal Reserve is open.

[margin] WHEN YOU BUY OR SELL
SHARES, YOU GET THE SHARE PRICE
THAT WE DETERMINE AT THE CLOSE OF
THE EXCHANGE ON THE DAY WE RECEIVE
YOUR REQUEST. IF WE RECEIVE YOUR
REQUEST AFTER THE CLOSE OF THE
EXCHANGE,

YOU GET THE SHARE PRICE AT THE
CLOSE OF THE FOLLOWING DAY.

                    If we receive your investment or redemption request before the close of business on the Exchange, usually 4:00 p.m. Eastern time, your share price for that transaction will be the price we determine at the close of the Exchange that day. When investment and redemption requests are received after the Exchange is closed, we use the share price at the close of the Exchange the next day the Exchange is open. We consider investment and redemption requests by telephone to be received at the time of your telephone call, assuming you've given us all required information.

                    We consider purchase payments to be received only when your check, wire, or automatic investment funds are received by us along with all required information. We consider wired funds to be received on the day they are deposited in the Company's bank account. If you call us with wire instructions before the Exchange closes, we usually deposit the money that day.

               WHERE TO FIND INFORMATION ABOUT SHARE PRICE You can get the current net asset values of your Funds by calling us at 1-800-89-ASK-US. The net asset value of each Fund may also be published in leading newspapers daily, once its net assets reach a certain amount.


               INVESTMENT ADVISER AND ADMINISTRATOR

               INVESTMENT ADVISER SERVICES The Investment Adviser is responsible for making investment decisions for the Funds. The Investment Adviser is also responsible for the selection of brokers and dealers to execute transactions for each Fund. Some of these brokers or dealers may be affiliated persons of the Company, the Investment Adviser, Administrator, or the Distributor. Since it is our policy to seek the best price and execution for each transaction, the Investment Adviser may give consideration to brokers and dealers who provide us with statistical information and other services in addition to transaction services. Additional information about the selection of brokers and dealers is provided in the Statement of Additional Information.

                    Trading decisions for each of the Funds described in this
               Prospectus are made by a team of expert managers and analysts headed by a team leader. The team leader is primarily responsible for the day-to-day decisions related to their Fund. They are supported by the entire group of managers and analysts. The team leader of any one Fund may be on another Fund team. The transactions and performance of the Funds are reviewed continuously by the Investment Adviser's senior officers.

                    Here's a listing and brief biography of the team leaders for each of the Funds:

               . TRANSAMERICA PREMIER EQUITY FUND Glen E. Bickerstaff. Vice President, Senior Fund Manager and Director of Research, Transamerica Investment Services. B.S., University of Southern California, 1980. Vice President,

                  Fish & Lederer Investment Counsel, 1986-1987. Vice President, Pacific Century Advisers, 1980-1986.

               . TRANSAMERICA PREMIER INDEX FUND Christopher J. Bonavico. Equity Trader & Analyst, Transamerica Investment Services. M.B.A., New York University, 1993. B.S., University of Delaware, 1987. Equity Research Analyst, Salomon Brothers, 1989-1993. Business Analyst, Planning & Financial Management, Chase Manhattan Bank, 1988-1989.

               . TRANSAMERICA PREMIER BOND FUND Sharon K. Kilmer, C.F.A. Vice President and Senior Fund Manager, Transamerica Investment Services. Member of the Los Angeles Society of Financial Analysts. M.B.A., University of Southern California, 1982. B.A., University of Southern California (Magna Cum Laude, Phi Beta Kappa), 1980. Joined Transamerica in 1982.

               . TRANSAMERICA PREMIER BALANCED FUND BONDS Sharon K. Kilmer, C.F.A. (see above).
                  STOCKS Jeffrey S. Van Harte, C.F.A. Vice President and Senior Fund Manager, Transamerica Investment Services. Member of San Francisco Society of Financial Analysts. B.A., California State University at Fullerton, 1980. Securities Analyst and Trader, Transamerica Investment Services, 1980-1984.

               . TRANSAMERICA PREMIER SHORT-INTERMEDIATE GOVERNMENT FUND AND TRANSAMERICA PREMIER CASH RESERVE FUND Kevin J. Hickam, C.F.A. Assistant Vice President and Fund Manager, Transamerica Investment Services. Member of Los Angeles Society of Financial Analysts. M.B.A. Cornell University, 1989. B.S., California State University at Chico, 1984. Senior Accountant, Santa Clara Savings, 1984-1987.

               ADVISER FEE For its services to the Funds, the Investment Adviser receives an Adviser Fee. This fee is based on an annual percentage of the average daily net assets of each Fund. It is accrued daily, and paid monthly.
                    The annual fee percentages for the Transamerica Premier
               Equity Fund are .85% on the first $1 billion of assets. This reduces to: .82% on the next $1 billion; and finally .80% on assets over $2 billion. The corresponding fee percentages for the Transamerica Premier Index Fund are .30%, .30%, and .30% respectively. The corresponding fee percentages for the Transamerica Premier Bond Fund are .60%, .57%, and .55%, respectively. The corresponding fee percentages for the Transamerica Premier Balanced Fund are .75%, .72%, and .70%, respectively. The corresponding fee percentages for the Transamerica Premier Short-Intermediate Government Fund are .55%, .52%, and .50%, respectively. The corresponding fee percentages for the Transamerica Premier Cash Reserve Fund are .35%, .35%, and .35%, respectively.
                    The Investment Adviser will reduce the Adviser Fee each Fund must pay if the fee exceeds any state-imposed restrictive expense limitations. This excludes permissible items, such as brokerage commissions, Rule 12b-1 payments, interest, taxes and litigation expenses. The Investment Adviser may waive some or all of these fees from time to time at its discretion.

                    The Investment Adviser may from time to time reimburse the
               Funds for some or all of their operating expenses, including 12b-1 fees. Such reimbursements will increase a Fund's return. This is intended to make the Funds more competitive. This practice may be terminated at any time.

               ADMINISTRATOR SERVICES The Investment Adviser pays part of the Adviser Fee to the Administrator. The Administrator provides office space for the Company and pays the salaries, fees and expenses of all Company officers and those directors affiliated with Transamerica Corporation and not already paid by the Investment Adviser. Each Fund pays all of its expenses not assumed by the Administrator. This includes transfer agent and custodian fees and expenses, legal and auditing fees, printing costs of reports to shareholders, registration fees and expenses, 12b-1 fees, and fees and expenses of directors unaffiliated with Transamerica Corporation.

                    The Administrator may from time to time reimburse the Funds for some or all of their operating expenses, including 12b-1 fees. Such reimbursements will increase a Fund's return. This is intended to make the Funds more competitive. This practice may be terminated at any time.


               GENERAL INFORMATION

               TRANSAMERICA INVESTORS, INC. Transamerica Investors, Inc. was organized as a Maryland corporation on February 22, 1995. The Company is registered with the Securities and Exchange Commission under the 1940 Act as an open-end, diversified management investment company of the series type. Each Fund constitutes a separate series. Each series has two classes of shares, Investor Shares and Adviser Shares. The fiscal year-end of each of the Funds is December 31.

                    The Company is authorized to issue and sell multiple classes of shares for each of the Funds. The Company reserves the right to issue additional classes of shares in the future without the consent of shareholders, and can allocate any remaining unclassified shares or reallocate any unissued classified shares.

                    Except for the differences noted below and elsewhere in this
               Prospectus, each share of a Fund has equal dividend, redemption and liquidation rights with other shares of the Funds and when issued, is fully paid and nonassessable. Each share of each class represents an identical legal interest in the same investments of a Fund, except that Adviser Shares have higher distribution fees. Each class has certain other expenses related solely to that class. Each class will have exclusive voting rights under the 12b-1 distribution plan. In the event that a special meeting of shareholders is called, separate votes are taken by each class only if a matter affects, or requires the vote of, just that class. Although the legal rights of holders of each class of shares are identical, it is likely that the difference in expenses will result in different net asset values and dividends. The classes may have different exchange privileges.

                    As a Maryland corporation, the Company is not required to
               hold regular annual meetings of shareholders. Ordinarily there will be no shareholder meetings, unless requested by shareholders holding 10% or more of the outstanding shares, or unless required by the 1940 Act or Maryland law. You are entitled to cast one vote for each share you own of each Fund. At a special shareholders meeting, if one is called, issues that affect all the Funds in substantially the same way will be voted on by all shareholders, without regard to the Funds. Issues that do not affect a Fund will not be voted on by that Fund. Issues that affect all Funds, but in which their interests are not substantially the same, will be voted on separately by each Fund.

               CUSTODIAN AND TRANSFER AGENT Under a Custodian Agreement, State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, holds all securities and cash assets of the Funds, provides recordkeeping services, and serves as the Funds' custodian. State Street is authorized to deposit securities in securities depositories or to use services of sub-custodians.

                    Under a Transfer Agency Agreement, Boston Financial Data
               Services ("BFDS"), Two Heritage Drive, Quincy, Massachusetts 02171, serves as the Funds' transfer agent. The transfer agent is responsible for: a) opening and maintaining your account; b) reporting information to you about your account; c) paying you dividends and capital gains; and d) handling your requests for exchanges, transfers and redemptions.

[sidebar] BOSTON FINANCIAL DATA
SERVICES, ONE OF THE BIGGEST AND
MOST EXPERIENCED TRANSFER AGENTS IN
THE BUSINESS, HANDLES ALL YOUR
ACCOUNT TRANSACTIONS AND PROVIDES
REPORTS TO YOU ABOUT YOUR ACCOUNT.
FOR INFORMATION ABOUT YOUR ACCOUNT,
CALL THE TRANSAMERICA INVESTORS
TEAM AT 1-800-89-ASK-US.

               DISTRIBUTOR Transamerica Securities Sales Corporation ("TSSC") is the principal underwriter and distributor of the shares of each of the Funds. TSSC has an agreement with Transamerica Financial Resources, Inc. ("TFR") to sell Adviser Shares through its registered representatives. TSSC can also enter into arrangements where Adviser Shares will be sold by other broker-dealers, subject to the approval of the Board.

                    Both TSSC and TFR are wholly-owned subsidiaries of
               Transamerica Insurance Corporation of California, which is a wholly-owned subsidiary of Transamerica Corporation. TSSC and TFR are registered with the Securities and Exchange Commission as broker-dealers. They are also members of the National Association of Securities Dealers, Inc.

               DISTRIBUTION PLAN Each Fund makes payments to TSSC according to a plan adopted to meet the requirements of Rule 12b-1 under the Investment Company Act of 1940. These fees accrue daily and are based on an annual percentage of the daily average net value of the assets represented by each class of shares.

                    The 12b-1 plan of distribution and related distribution
               contracts require the Funds to pay distribution and service fees to TSSC as compensation for its activities, not as reimbursement for specific expenses. If TSSC's expenses are more than its fees for any Fund, the Fund will not have to pay more than those fees. If TSSC's expenses are less than the fees, it will keep the excess. The

               Company will pay the distribution and service fees to TSSC until the distribution contracts are terminated or not renewed. In that event, TSSC's expenses over and above any fees through the termination date will be TSSC's sole responsibility and not the obligation of the Company. The Transamerica Investors, Inc. Board of Directors (the "Board") will annually review the distribution plan and contracts and TSSC's expenses for each class of shares.

                    For the Adviser Shares class, there is an annual 12b-1
               distribution fee of .75% of the average daily net assets of the Adviser Shares of each Fund, except the Transamerica Premier Cash Reserve Fund. There is no distribution fee for the Transamerica Premier Cash Reserve Fund. There is also an annual 12b-1 service fee of .25% of the average daily net assets of the Adviser Shares of each Fund. The distribution fee covers compensation to registered representatives and other sales personnel involved with selling Adviser Shares, as well as preparation, printing and mailing of the Prospectus, Statement of Additional Information, sales literature, other media advertising, and related expenses. The service fee compensates sales people for ongoing shareholder information and advice, and office expenses such as rent, communications equipment, employee salaries, and other overhead costs.

                    From time to time, and for one or more Funds within each
               class of Shares, the Distributor may waive all or any portion of these fees at its discretion. All or any portion of these fees may be paid by the Administrator for the Company, at the discretion of the Administrator.

               DEALER CONCESSION Pursuant to a selling agreement between TSSC and TFR, a dealer concession is paid to TFR equal to 1.00% on all Adviser Shares purchased within the first year of the date of the initial purchase by each shareholder, and commencing on the 13th month after the date of the initial purchase, payments of 0.25% on an annual basis on all Adviser Share assets. The 0.25% trailer will be paid quarterly at a rate of 0.0625% of the quarter-end asset balance.

               PERFORMANCE INFORMATION The Company may publish performance information about the Funds. Fund performance usually will be shown either as cumulative total return or average periodic total return compared with other mutual funds by public ranking services, such as Lipper Analytical Services, Inc. Cumulative total return is the actual performance over a stated period of time. Average annual total return is the hypothetical return, compounded annually, that would have produced the same cumulative return if the Fund's performance had been constant over the entire period. Each Fund's total return shows its overall dollar or percentage change in value. This includes changes in the share price and reinvestment of dividends and capital gains.

                    The performance of a Fund can also be measured in terms of yield. Each Fund's yield shows the rate of income the Fund earns on its investments as a percentage of the Fund's share price.

                    A Fund can also separate its cumulative and average annual total returns into income results and capital gains or losses. Each Fund can quote its total returns on a before-tax or after-tax basis.

                    The performance information which may be published for the
               Funds is historical. It is not intended to represent or guarantee future results. The value of your Fund shares can be more or less than their original cost when they are redeemed. For more information, see the Statement of Additional Information.

               MATERIAL LEGAL PROCEEDINGS There are no material legal proceedings to which the Company is subject, or to which the Investment Adviser, the Administrator, or the Distributor are subject which are likely to have a material adverse effect on their ability to perform their obligations to the Company, or on the Company itself.

               SUMMARY OF BOND RATINGS Following is a summary of the grade indicators used by two of the most prominent, independent rating agencies (Moody's Investors Service, Inc. and Standard & Poor's Corporation) to rate the quality of bonds. The first four categories are generally considered investment quality bonds. Those below that level are of lower quality, commonly referred to as "junk bonds."


                                                                        STANDARD &
                                                                        ----------
                    INVESTMENT GRADE                        MOODY'S       POOR'S
                    ----------------                        -------       ------
                    Highest quality                         Aaa           AAA
                    High quality                            Aa            AA
                    Upper medium                            A             A
                    Medium, speculative features            Baa           BBB



                    LOWER QUALITY
                    -------------
                    Moderately speculative                  Ba            BB
                    Speculative                             B             B
                    Very speculative                        Caa           CCC
                    Very high risk                          Ca            CC
                    Highest risk, may not be
                     paying interest                        C             C
                    In arrears or default                   C             D


                    For more detailed information on bond ratings, including
               gradations within each category of quality, see the Statement of Additional Information.


               PENSION AND RETIREMENT SAVINGS PROGRAMS Following is a listing of Pension and Retirement Savings Programs.
               . 401(a), 401(k), profit sharing, or money purchase pension plans (including KEOGH/HR 10 Plans) designed to benefit employees of corporations, partnerships, and sole proprietors.
               . Section 403(b)(7) (Tax-Sheltered Annuity) Plans for employees of educational organizations or other qualifying, tax exempt organizations.
               . Individual Retirement Account ("IRA"), or comparable program, for individuals and Simplified Employee Pension ("SEP") Plans for employers (including sole proprietors) and their employees.
               . Section 457 deferred compensation plans for employees of state governments and tax exempt organizations.
               . Employers' non-qualified plans or savings programs, that do not qualify for federal tax advantages.

               . Other retirement plans or savings programs allowed by the Board.
[sidebar] TRANSAMERICA PREMIER
FUNDS PROVIDE A GOOD SELECTION OF
FUNDS FOR YOUR RETIREMENT OR
SAVINGS NEEDS.

                                 TRANSAMERICA

                                 PREMIER FUNDS
                                ADVISER SHARES


NEW INVESTORS

For information on Transamerica Premier Funds call toll-free:

     1-800-89-ASK-US
and

Mail your application to:


     Transamerica Investors
     P.O. Box 9232
     Boston, MA 02205-9232



CURRENT SHAREHOLDERS

For information on net asset values, make telephone transactions, etc. call toll-free:

     1-800-89-ASK-US
or

Send your purchase, redemption and other requests to:

     Transamerica Investors
     P.O. Box 9232
     Boston, MA 02205-9232

                                     PART B

         INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                    STATEMENT OF ADDITIONAL INFORMATION:

                              SEPTEMBER 22, 1995
                                        --


                                 TRANSAMERICA

                                 PREMIER FUNDS


               YOUR GUIDE This Statement of Additional Information will provide you with details beyond what is available in the Prospectus. Please refer to the Prospectus first, then to this document. Please read it carefully. Save it for future reference.


               THE PREMIER FUNDS

               TRANSAMERICA PREMIER EQUITY FUND The Fund seeks to maximize long-term capital appreciation.

               TRANSAMERICA PREMIER INDEX FUND The Fund seeks to track the performance of the Standard & Poor's 500 Composite Stock Price Index, also known as the S&P 500 Index (the "Index").

               TRANSAMERICA PREMIER BOND FUND The Fund seeks to achieve a high total return (income plus capital changes) consistent with preservation of principal.

               TRANSAMERICA PREMIER BALANCED FUND The Fund seeks to achieve long-term capital growth and current income with a secondary objective of capital preservation, by balancing its investments among stocks, bonds, and cash.

               TRANSAMERICA PREMIER SHORT-INTERMEDIATE GOVERNMENT FUND The Fund seeks to achieve a high level of current income with the security of investing in government securities.

               TRANSAMERICA PREMIER CASH RESERVE FUND This is a money market fund that seeks to maximize current income consistent with liquidity and preservation of principal.


               ABOUT THE PROSPECTUS This Statement of Additional Information is not a prospectus. It should be read in connection with the current Prospectus dated September, 1995. The Prospectus is available without charge upon written request to: Transamerica Investors, Inc., [insert fulfillment address] or telephone request to 1-800-89-ASK-US.

               Terms used in the Prospectus are incorporated in this Statement of Additional Information.

               CONTENTS

               SECTION                                                  PAGE
               -------                                                  ----
               INVESTMENT RESTRICTIONS.................................

               DESCRIPTION OF CORPORATE BOND RATINGS...................

               DESCRIPTION OF FIXED-INCOME INSTRUMENTS.................

               INVESTMENT PROCEDURES AND RISK
                     CONSIDERATIONS FOR THE FUNDS...........
                    High Yield ("Junk") Bonds..........................
                    Restricted and Illiquid Securities.................
                    Derivatives........................................
                    Options on Securities and Securities Indexes.......
                    Risks Associated with Options Transactions.........
                    Futures Contracts and Options on Futures Contracts.
                    Swap Transactions..................................
                    Foreign Securities.................................
                    Segregated Accounts................................
                    Purchase of "When Issued" Securities...............
                    Lending of Securities..............................
                    Borrowing Policies of the Funds....................
                    Repurchase Agreements..............................
                    Reverse Repurchase Agreements and Leverage.........
                    Other Investment Techniques And Opportunities......

               FUND TURNOVER....................................

               MANAGEMENT OF THE COMPANY...............................

               INVESTMENT ADVISORY AND OTHER SERVICES..................

               REDEMPTION OF SHARES....................................

               EXCHANGE PRIVILEGE......................................

               TELEPHONE TRANSACTIONS..................................

               BROKERAGE ALLOCATION....................................

               DETERMINATION OF NET ASSET VALUE........................

               PERFORMANCE INFORMATION.................................

               TAXES...................................................

               OTHER INFORMATION ......................................

               FINANCIAL STATEMENTS....................................

               INVESTMENT RESTRICTIONS

                    Investment restrictions numbered 1 through 10 below have
               been adopted by the Company as fundamental policies of the Funds. Under the Investment Company Act of 1940, as amended (the "1940 Act"), a fundamental policy may not be changed with respect to a Fund without the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. Each Fund will operate as a "diversified company" within the meaning of the 1940 Act. Investment restrictions 11 through 16 may be changed by a vote of the Board of Directors of the Company (the "Board") at any time.

                    1. BORROWING Each Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests and cash payments of dividends and distributions that might otherwise require the untimely disposition of securities, in an amount not to exceed 33-1/3% of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever borrowings, not including reverse repurchase agreements, of 5% or more of a Fund's total assets are outstanding, the Fund will not make any additional investments.

                    2. LENDING No Fund may lend its assets or money to other persons, except through (a) purchasing debt obligations, (b) lending securities in an amount not to exceed 33-1/3% of the Fund's assets taken at market value, (c) entering into repurchase agreements (d) trading in financial futures contracts, index futures contracts, securities indexes and options on financial futures contracts, options on index futures contracts, options on securities and options on securities indexes and (e) entering into variable rate demand notes.

                    3. 5% FUND RULE No Fund may purchase securities (other than Government Securities) of any issuer if, as a result of the purchase, more than 5% of the Fund's total assets would be invested in the securities of the issuer, except that up to 25% of the value of the total assets of each Fund, other than the Transamerica Premier Cash Reserve Fund, may be invested without regard to this limitation. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction. Transamerica Premier Cash Reserve Fund may invest more than 5%, but not more than 25%, in the securities of one issuer for a period not to exceed three business days.

                    4. 10% ISSUER RULE No Fund may purchase more than 10% of the voting securities of any one issuer, or more than 10% of the outstanding securities of any class of issuer, except that (a) this limitation is not applicable to a Fund's investments in Government Securities and (b) up to 25% of the value of the assets of a Fund may be invested without regard to these 10% limitations. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

                    5. 25% INDUSTRY RULE No Fund may invest more than 25% of the value of its total assets in securities issued by companies engaged in any one industry, including non-domestic banks or any foreign government. This limitation does not apply to securities issued or guaranteed by the United States Government, its agencies or instrumentalities. For the Transamerica Premier Cash Reserve Fund, investments in the following are not subject to the 25% limitation: repurchase agreements and securities loans collateralized by United States government securities, certificates of deposit, bankers' acceptances, and obligations (other than commercial paper) issued or guaranteed by United States banks and United States branches of foreign banks.

                    6. UNDERWRITING No Fund may underwrite any issue of securities, except to the extent that the sale of securities in accordance with the Fund's investment objective, policies and limitations may be deemed to be an underwriting, and except that the Fund may acquire securities under circumstances in which, if the securities were sold, the Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933, as amended.

                    7. REAL ESTATE No Fund may purchase or sell real estate or real estate limited partnership interests, or invest in oil, gas or mineral leases, or mineral exploration or development programs, except that a Fund may (a) invest in securities secured by real estate, mortgages or interests in real estate or mortgages, (b) purchase securities issued by companies that invest or deal in real estate, mortgages or interests in real estate or mortgages, (c) engage in the purchase and sale of real estate as necessary to provide it with an office for the transaction of business or (d) acquire real estate or interests in real estate securing an issuer's obligations, in the event of a default by that issuer.

                    8. SHORT SALES No Fund may make short sales of securities or maintain a short position, unless at all times when a short position is open, the Fund owns an equal amount of the securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short.

                    9. MARGIN PURCHASES No Fund may purchase securities on margin, except that a Fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts, financial futures contracts or related options, and options on securities, and options on securities indexes will not be deemed to be a purchase of securities on margin by a Fund.

                    10. COMMODITIES No Fund may invest in commodities, except that each Fund (other than the Transamerica Premier Cash Reserve
               Fund) may invest in futures contracts (including financial futures contracts or securities index futures contracts) and related options and other similar contracts as described in this Statement of Additional Information and in the Prospectus.

                    11. SECURITIES OF OTHER INVESTMENT COMPANIES No Fund may purchase securities of other investment companies, other than a security acquired in connection with a merger, consolidation, acquisition, reorganization or offer of exchange and except as permitted under the 1940 Act, if as a result of the purchase: (a) more than 10% of the value of the Fund's total assets would be invested in the securities of investment companies; (b) more than 5% of the value of the Fund's total assets would be invested in the securities of any one investment company; or (c) the Fund would own more than 3% of the total securities of any investment company.

                    12. INVEST FOR CONTROL No Fund may invest in companies for the purposes of exercising control or management.

                    13. 3-YEAR RULE No Fund may purchase securities (other than Government Securities) if, as a result of the purchase, the Fund would then have more than 5% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for fewer than three years. This restriction will apply to the entity supplying the revenues from which the issue is to be paid.

                    14. AFFILIATED PARTIES No Fund may purchase or retain securities of any company if any of the Company's officers or directors or any officer or director of the Investment Adviser who individually own 1/2 of 1% of the company, together own more than 5% of the company.

                    15. WARRANTS No Fund may purchase warrants (other than warrants acquired by the Fund as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Fund's net assets of which not more than 2% of the value of the Fund's net assets may be invested in warrants not listed on the New York Stock Exchange, Inc. (the "NYSE") or the American Stock Exchange. For purposes of this restriction, warrants acquired by a Fund in units or attached to securities may be deemed to be without value. The Transamerica Premier Cash Reserve Fund may not invest in any form of warrants.

                    16. RESTRICTED AND ILLIQUID SECURITIES  The Funds will each not invest more than 10% of their total assets in securities that are not registered or are offered in an exempt, non-public offering ("restricted securities") under the Securities Act of 1933 ("1933 Act"). However, such restriction will not apply to restricted securities offered and sold to "qualified institutional buyers" under Rule 144A of the 1933 Act or to foreign securities which are offered or sold outside the United States in accordance with Regulation S of the 1933 Act. In addition, no Fund will invest more than 15% (10% for the Transamerica Premier Cash Reserve Fund) of its net assets in illiquid investments, which includes most repurchase agreements maturing in more than seven days, currency and interest rate swaps, time deposits with a notice or demand period of more than seven days, certain over-the-counter option contracts, participation interests in loans, securities that are not readily marketable, and restricted securities, unless the Investment Adviser determines, based upon a continuing review of the trading markets and available reliable price information for the specific security, that such restricted securities are eligible under Rule 144A and are liquid. For purposes of this restriction, illiquid securities are securities that cannot be disposed of by a Fund within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. In no event, will any Fund's investment in illiquid restricted securities, in the aggregate, exceed 15% of its assets. If through a change in values, net assets, or other circumstances, any Fund were in a position where more than 15% of its assets were invested in illiquid securities, it would take appropriate steps to protect liquidity.

                    The Board has adopted guidelines and delegated to the
               Investment Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. When no market, dealer, or matrix quotations are available for a security, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board. Since it is not possible to predict with assurance exactly how the market for restricted securities sold and offered under Rule 144A will develop, the Board will carefully monitor each Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity, and availability of information. To the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities, this investment practice could have the effect of decreasing the level of liquidity in a Fund.

                    The purchase price and subsequent valuation of restricted
               securities normally reflect a discount from the price at which such securities would trade if they were not restricted, since the restriction makes them less liquid. The amount of the discount from the prevailing market prices is expected to vary depending upon the type of security, the character of the issuer, the party who will hear the expenses of registering the restricted securities, and prevailing supply and demand conditions.

                    The Company may make commitments more restrictive than the restrictions listed above with respect to a Fund to permit the sale of shares of the Fund in certain states. If the Company determines that any such commitment is no longer in the best interests of a Fund and its shareholders, the Company will revoke the commitment by terminating the sale of shares of the Fund in the state involved or may otherwise modify its commitment based on a change in the state's restrictions. The percentage limitations in the restrictions listed above apply at the time of purchases of securities.

               DESCRIPTION OF CORPORATE BOND RATINGS

               Moody's Investors Service, Inc. and Standard and Poor's Corporation are two prominent independent rating agencies, who rate the quality of bonds. Following are expanded explanations of the ratings shown in the Prospectus.

               MOODY'S INVESTORS SERVICE, INC.

                    Aaa:  Bonds with this rating are judged to be of the best
               quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.

                    Aa:   Bonds with this rating are judged to be of high
               quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude.

                    A:    Bonds with this rating possess many favorable
               investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

                    Baa:  Bonds with this rating are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                    Ba:   Bonds with this rating are judged to have speculative
               elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                    B:    Bonds with this rating generally lack characteristics
               of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                    Caa:  Bonds with this rating are of poor standing. Such
               issues may be in default or there may be present elements of danger with respect to principal or interest.

                    Ca:   Bonds with this rating represent obligations which are
               speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                    C:    Bonds with this rating are the lowest rated class of
               bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                    Moody's applies numerical modifiers 1, 2 and 3 in each
               generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                    Generally, investment-grade debt securities are those rated
               Baa3 or better by Moody's.


               STANDARD & POOR'S CORPORATION

                    AAA:  This rating is the highest rating assigned by Standard
               & Poor's. Capacity to pay interest and repay principal is very strong.

                    AA:   This rating indicates a very strong capacity to pay
               interest and repay principal and differs from the higher rated issues only in small degree.

                    A:    This rating indicates a strong capacity to pay
               interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

                    BBB:  This rating indicates an adequate capacity to pay
               interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

                    BB, B, CCC, CC:  These ratings indicate, on balance, a
               predominantly speculative capacity of the issuer to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                    C:    This rating is reserved for income bonds on which no
               interest is being paid.

                    D:    This rating indicates debt in default, and payment of
               interest and/or repayment of principal is in arrears.

                    The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories, for example A- or B+.

                    Generally, investment-grade debt securities are those rated
               BBB- or better by Standard & Poor's.

               DESCRIPTION OF FIXED-INCOME INSTRUMENTS

               U.S. GOVERNMENT OBLIGATIONS Securities issued or guaranteed as to principal and interest by the United States Government include a variety of Treasury securities, which differ in their interest rates, maturities and times of issuance. Treasury bills have a maturity of one year or less; Treasury notes have maturities of one to ten years; and Treasury bonds can be issued with any maturity period but generally have a maturity of greater than ten years. Agencies of the United States Government which issue or guarantee obligations include, among others, the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Government National Mortgage Association, Maritime Administration, Small Business Administration and The Tennessee Valley Authority. Obligations of instrumentalities of the United States Government include securities issued or guaranteed by, among others, banks of the Farm Credit System, the Federal National Mortgage Association, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Student Loan Marketing Association, Federal Intermediate Credit Banks, Federal Land Banks, Banks for Cooperatives, and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality.

               CERTIFICATES OF DEPOSIT Certificates of deposit are generally short-term, interest-bearing negotiable certificates issued by banks or savings and loan associations and savings banks against funds deposited in the issuing institution.

               TIME DEPOSITS Time deposits are deposits in a bank or other financial institution for a specified period of time at a fixed interest rate for which a negotiable certificate is not received. Certain time deposits may be considered illiquid.

               BANKERS' ACCEPTANCE A bankers' acceptance is a draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

               COMMERCIAL PAPER Commercial paper refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding 270 days.

               VARIABLE RATE, FLOATING RATE, OR VARIABLE AMOUNT SECURITIES Variable rate, floating rate, or variable amount securities are short-term unsecured promissory notes issued by corporations to finance short-term credit needs. These are interest-bearing notes on which the interest rate generally fluctuates on a scheduled basis.

               CORPORATE DEBT SECURITIES Debt issued by a corporation that pays interest and principal to the holders at specified times.

               ASSET-BACKED SECURITIES Asset-backed securities are securities which represent an undivided fractional interest in a trust whose assets generally consist of mortgages, motor vehicle retail installment sales contracts, or other consumer-based loans.

               PARTICIPATION INTERESTS IN LOANS A participation interest in a loan entitles the purchaser to receive a portion of principal and interest payments due on a commercial loan extended by a bank to a specified company. The purchaser of such an interest has no recourse against the bank if payments of principal and interest are not made by the borrower and generally relies on the bank to administer and enforce the loan's terms.

               INTERNATIONAL ORGANIZATION OBLIGATIONS International organization obligations include obligations of those organizations designated or supported by U.S. or foreign government agencies to promote economic reconstruction and development or international banking, and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank, and the InterAmerican Development Bank.

               CUSTODY RECEIPTS A Fund may acquire custody receipts in connection with securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities. Such custody receipts evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. These custody receipts are known by various names, including "Treasury Receipts," "Treasury Investors Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATS"). For certain securities law purposes, custody receipts are not considered U.S. Government securities.

               PASS-THROUGH SECURITIES The Funds may invest in mortgage pass-through securities such as Government National Mortgage Association ("GNMA") certificates or Federal National Mortgage Association ("FNMA") and other mortgage-backed obligations, or modified pass-through securities such as collateralized mortgage obligations issued by various financial institutions. In connection with these investments, early repayment of investment principal arising from prepayments of principal on the underlying mortgage loans due to the sale of the underlying property, the refinancing of the loan, or foreclosure may expose the Fund to a lower rate of return upon reinvestment of the principal. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the mortgage-related security. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the mortgage-related security. Accordingly, it is not possible to accurately predict the average life of a particular pool of pass-through securities. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Therefore, the actual maturity and realized yield on pass-through or modified pass-through mortgage-related securities will vary based upon the prepayment experience of the underlying pool of mortgages. For purposes of calculating the average life of the assets of the relevant Fund, the maturity of each of these securities will be the average life of such securities based on the most recent or estimated annual prepayment rate.


               INVESTMENT PROCEDURES AND RISK CONSIDERATIONS FOR THE FUNDS

               HIGH YIELD ("JUNK") BONDS High-yield bonds (commonly called "junk" bonds) are lower rated bonds that involve a higher degree of credit risk. Credit risk is the risk that the issuer of the bonds will not be able to make interest or principal payment on time. If this happened to a bond in a Fund, the Fund would lose some of its income, and could expect a decline in the market value of the securities affected. So the Investment Adviser needs to carefully analyze the financial condition of companies issuing junk bonds. The prices of junk bonds tend to be more reflective of prevailing economic and industry conditions, issuers' unique financial situations, and the bonds' coupon than to small changes in the level of interest rates. But during an economic downturn or a period of rising interest rates, highly leveraged companies may have trouble making principal and interest payments, meeting projected business goals, and obtaining additional financing. Junk bonds' values will generally decrease in a rising interest rate market.

                    Junk bonds may contain "call" provisions, which enable the issuers of the bond to redeem the bond at will. If the issuer exercises this privilege during a declining interest rate market, the Fund would replace the bond most likely with a lower yield bond, resulting in a lower return for investors.

                    Periods of economic or political uncertainty and change can create some volatility for junk bonds. Since the last major economic recession, there has been a substantial increase in the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings. Past experience with high-yield securities in a prolonged economic downturn may not provide an accurate indication of future performance during such periods. Lower rated securities may also be harder to sell than higher rate securities because of bad publicity and investor perceptions of this market, as well as new or proposed laws dealing with high yield securities. For many junk bonds there is no established retail secondary market. As a result, it may be difficult for the Investment Adviser to accurately value the bonds because they cannot rely on available, objective data.

                    Each Fund may also invest in unrated debt securities.
               Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market. Since these ratings do not consider factors relevant to each issue, and may not be updated regularly, the Investment Adviser may treat high yield securities as unrated debt.

                    Because of the size and perceived demand of the issue, among other factors, certain municipalities may decide not to pay the cost of getting a rating for their bonds. The Investment Adviser will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, to determine whether to purchase unrated municipal bonds.

               RESTRICTED AND ILLIQUID SECURITIES A Fund may purchase certain restricted securities of U.S. issuers (those that are not registered under the Securities Act of 1933 (the "1933 Act") but can be offered and sold to "qualified institutional buyers" under Rule 144A of that Act) and limited amounts of illiquid investments, including illiquid restricted securities.

                    Illiquid investments include many restricted securities,
               repurchase agreements that mature in more than seven days, fixed time deposits that mature in more than seven days and participation interests in loans.

                    Certain repurchase agreements which provide for settlement in more than seven days, however, can be liquidated before the nominal fixed term of seven days or less notice. The Investment Adviser will consider such repurchase agreements as liquid. Likewise, restricted securities (including commercial paper issued pursuant to Section 4(2) of the 1933 Act) that the Board or the Investment Adviser have determined to be liquid will be treated as such.

                    The SEC staff has taken the position that fixed time
               deposits maturing in more than seven days that cannot be traded on a secondary market and participation interests in loans are illiquid and not readily marketable. A considerable amount of time may elapse between a Fund's decision to dispose of restricted or illiquid securities and the time which such Fund is able to dispose of them, during which time the value of such securities (and therefore the value of the Fund's shares held by an account) could decline.

               DERIVATIVES Each Fund, except for Transamerica Premier Cash Reserve Fund and Transamerica Premier Equity Fund, may use options, futures, forward contracts, and swap transactions ("derivatives"). The Funds may purchase and write call or put options on securities or on indexes ("options") and may enter into interest rate or index futures contracts for the purchase or sale of instruments based on financial indexes ("futures contracts"), options on futures contracts, forward contracts, and interest rate swaps and swap-related products.

                    By investing in derivatives, the Investment Adviser may seek to protect a Fund against potential unfavorable movements in interest rates or securities' prices, or attempt to adjust a Fund's exposure to changing securities prices, interest rates, or other factors that affect securities values. This is done in an attempt to reduce a Fund's overall investment risk. Although it will not generally be a significant part of a Fund's strategies, the Adviser may also use derivatives to enhance returns. Opportunities to enhance returns arise when the derivative does not reflect the fair value of the underlying securities. None of the Funds will use derivatives for leverage.

                    Risks in the use of derivatives include, in addition to
               those referred to above: (1) the risk that interest rates and securities prices do not move in the directions being hedged against, in which case the Fund has incurred the cost of the derivative (either its purchase price or, by writing an option, losing the opportunity to profit from increases in the value of the securities covered) with no tangible benefit; (2) imperfect correlation between the price of derivatives and the movements of the securities' prices or interest rates being hedged; (3) the possible absence of a liquid secondary market for any particular derivative at any time (some derivatives are not actively traded but are custom designed to meet the investment needs of a narrow group of institutional investors and can become illiquid if the needs of that group of investors change); (4) the potential loss if the counterparty to the transaction does not perform as promised; and (5) the possible need to defer closing out certain positions to avoid adverse tax consequences.

                    The Transamerica Premier Bond Fund, Transamerica Premier
               Short-Intermediate Government Fund, and Transamerica Premier Balanced Fund may invest in derivatives with respect to less than 20% of each Fund's assets; Transamerica Premier Index Fund may invest with respect to no more than 35% of its assets. The Board will closely monitor the Investment Adviser's use of derivatives in each of the Funds to assure they are used in accordance with the investment objectives of each Fund.

               OPTIONS ON SECURITIES AND SECURITIES INDEXES  A Fund may write
               (sell) covered call and put options on any securities in which it may invest. A call option written by a Fund obligates the Fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. All call options written by a Fund are covered, which means that the Fund will own the securities subject to the option so long as the option is outstanding. A Fund's purpose in writing covered call options is to realize greater income than would be realized on securities transactions alone. However, by writing the call option a Fund might forgo the opportunity to profit from an increase in the market price of the underlying security.

                    A put option written by a Fund would obligate the Fund to
               purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. All put options written by a Fund would be covered, which means that such Fund would have deposited with its custodian cash or liquid high grade debt securities with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for the Fund. However, in return for the option premium, a Fund accepts the risk that it might be required to purchase the underlying securities at a price in excess of the securities' market value at the time of purchase.

                    In addition, a written call option or put option may be
               covered by maintaining cash or liquid high grade debt securities in a segregated account with its custodian or by purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces a Fund's net exposure on its written option position.

                    A Fund may also write (sell) covered call and put options on any securities index composed of securities in which it may invest. Options on securities indexes are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

                    A Fund may cover call options on a securities index by
               owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities in the Fund. A Fund may cover call and put options on a securities index by maintaining cash or liquid high grade debt securities with a value equal to the exercise price in a segregated account with its custodian.

                    A Fund may terminate its obligations under an exchange
               traded call or put
               option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase" transactions.

                    A Fund may purchase put and call options on any securities in which it may invest or options on any securities index based on securities in which it may invest. A Fund would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options it had purchased.

                    A Fund would normally purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest. The purchase of a call option would entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund would ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize a loss on the purchase of the call option.

                    A Fund would normally purchase put options in anticipation of a decline in the market value of its securities ("protective puts") or in securities in which it may invest. The purchase of a put option would entitle a Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of a Fund's securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise such a Fund would realize a loss on the purchase of the put option.

                    A Fund would purchase put and call options on securities
               indexes for the same purposes as it would purchase options on individual securities.

               RISKS ASSOCIATED WITH OPTIONS TRANSACTIONS There is no assurance that a liquid secondary market on an options exchange will exist for any particular exchange-traded option or at any particular time. If a Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if a Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

                    Reasons for the absence of a liquid secondary market on an exchange include the following: -(i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing tranactions or both; (iii) trading halts, suspensions or other restricitons may be imposed with respect to particular classes or series of options; (iv) unusual or unforseen circumstances may interrup normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not all times be adequate to handle current trading volume; (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the

               Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

                    A Fund may purchase and sell both options that are traded on
               U.S., United Kingdom, and other exchanges and options traded over-the-counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, a Fund will treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities, except that with respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the formula.

                    Transactions by a Fund in options on securities and
               securities indexes will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert. Thus, the number of options which a Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Investment Adviser of the Funds. An exchange, board of trade or other trading facility may order the liquidations of positions found to be in excess of these limits, and it may impose certain other sanctions.

                    The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary securities transactions. The successful use of protective puts for hedging purposes depends in part on an ability to anticipate future price fluctuations and the degree of correlation between the options and securities markets.

               FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS A Fund may purchase and sell futures contracts and may also purchase and write options on futures contracts. A Fund may purchase and sell futures contracts based on various securities (such as U.S. Government Securities), securities indexes, and other financial instruments and indexes. A Fund will engage in futures or related options transactions only for bona fide hedging purposes as defined below or to increase total returns to the extent permitted by regulations of the Commodity Futures Trading Commission ("CFTC"). All futures contracts entered into by a Fund are traded on U.S. exchanges or boards of trade that are licensed and regulated by the CFTC.

                    FUTURES CONTRACTS  A futures contract may generally be
               described as an agreement between two parties to buy or sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

                    When interest rates are rising or securities prices are
               falling, a Fund can seek through the sale of futures contracts to offset a decline in the value of its current securities. When rates are falling or prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. The Transamerica Premier Index Fund will use options and futures contracts only to achieve its performance objective of matching the return on the S&P 500.

                    Positions taken in the futures markets are not normally held to maturity, but
               are instead liquidated through offsetting transactions which may result in a profit or a loss. While a Fund's futures contracts on securities will usually be liquidated in this manner, it may instead make or take delivery of the underlying securities whenever it appears economically advantageous for a Fund to do so. A clearing corporation associated with the exchange on which futures on securities are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

                    HEDGING STRATEGIES  Hedging by use of futures contracts
               seeks to establish more certainty than would otherwise be possible in the effective price or rate of return on securities that a Fund owns or proposes to acquire. A Fund may, for example, take a "short" position in the futures market by selling futures contracts in order to hedge against an anticipated rise in interest rates or a decline in market prices that would adversely affect the value of the Fund's securities. Such futures contracts may include contracts for the future delivery of securities held by the Fund or securities with characteristics similar to those of a Fund's securities.

                    If, in the opinion of the Investment Adviser, there is a
               sufficient degree of correlation between price trends for a Fund's securities and futures contracts based on other financial instruments, securities indexes or other indexes, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of a Fund's securities may be more or less volatile than prices of such futures contracts, the Investment Adviser will attempt to estimate the extent of this difference in volatility based on historical patterns and to compensate for it by having a Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's securities. When hedging of this character is successful, any depreciation in the value of the Fund's securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund's securities would be substantially offset by a decline in the value of the futures position.

                    On other occasions, a Fund may take a "long" position by
               purchasing such futures contracts. This would be done, for example, when a Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or interest rates then available in the applicable market to be less favorable than prices or rates that are currently available.

                    OPTIONS ON FUTURES CONTRACTS  The acquisition of put and
               call options on futures contracts will give a Fund the right (but not the obligation), for a specified price, to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, a Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the option premium and transaction costs.

                    The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a Fund's assets. By writing a call option, a Fund becomes obligated, in exchange for the premium, to sell a futures contract, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium, which may partially offset an increase in the price of securities that a Fund intends to purchase. However, a Fund becomes obligated to purchase a futures contract, which may have a value lower than the exercise price. Thus, the loss incurred by a Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received. A Fund will increase transaction costs in connection with the writing of options on futures.

                    The holder or writer of an option on a futures contract may terminate its
               position by selling or purchasing an offsetting option on the same series. There is no guarantee that such closing transactions can be effected. A Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

                    OTHER CONSIDERATIONS  Where permitted, a Fund will engage in futures transactions and in related options transactions only for bona fide hedging or to increase total return to the extent permitted by CFTC regulations. A Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. Except as stated below, each Fund's futures transactions will be entered into for traditional hedging purposes -- i.e., futures contracts will be sold to
                           ----
               protect against a decline in the price of securities that the Fund owns, or futures contracts will be purchased to protect the Fund against an increase in the price of securities it intends to purchase. As evidence of this hedging intent, a Fund expects that on 75% or more of the occasions on which they take a long futures or option position (involving the purchase of futures contracts), that Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for a Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

                    As an alternative to literal compliance with the bona fide hedging definition, a CFTC regulation permits a Fund to elect to comply with a different test, under which the aggregate initial margin and premiums required to establish positions in futures contracts and options on futures for the purpose of increasing total return, will not exceed 5 percent of the Fund's net asset value, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase. As permitted, each Fund will engage in transactions in futures contracts and in related options transactions only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended (the "Code") for maintaining its qualification as a regulated investment company for federal income tax purposes.

                    Transactions in futures contracts and options on futures
               involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to segregate with its custodian liquid high grade debt securities in an amount equal to the underlying value of such contracts and options.

                    While transactions in futures contracts and options on
               futures may reduce certain risks, such transactions themselves entail certain other risks. Thus, unanticipated changes in interest rates or securities prices may result in a poorer overall performance for a Fund than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and the position which is intended to be protected, the desired protection may not be obtained and a Fund may be exposed to risk of loss.

                    Perfect correlation between a Fund's futures positions and current positions may be difficult to achieve because no futures contracts based on individual equity securities are currently available. The only futures contracts available to these Funds for hedging purposes are various futures on U.S. Government securities and securities indexes.

                    INTEREST RATE SWAPS  A Fund may enter into interest rate
               swaps for hedging purposes and non-hedging purposes. Since swaps are entered into for good faith hedging purposes or are offset by a segregated account as described below, the Investment Adviser believes that swaps do not constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions. The net amount of the excess, if any, of a Fund's obligations over its "entitlement" with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid high grade debt securities (i.e. securities rated in one of the top three ratings categories by Moody's or S&P, or, if unrated, deemed by the Investment Adviser to be of comparable credit quality) having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Fund's custodian. A Fund will not enter into any interest rate swap unless the credit quality of the unsecured senior debt or the claims-paying ability of the other party thereto is considered to be investment grade by the Investment Adviser. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreement. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the interbank market.

               SWAP TRANSACTIONS The Funds may, to the extent permitted by the SEC, enter into privately negotiated "swap" transactions with other financial institutions in order to take advantage of investment opportunities generally not available in public markets. In general, these transactions involve "swapping" a return based on certain securities, instruments, or financial indexes with another party, such as a commercial bank, in exchange for a return based on different securities, instruments, or financial indexes.

                    By entering into swap transactions, a Fund may be able to
               protect the value of a portion of its securities against declines in market value. A Fund may also enter into swap transactions to facilitate implementation of allocation strategies between different market segments or to take advantage of market opportunities which may arise from time to time. A Fund may be able to enhance its overall performance if the return offered by the other party to the swap transaction exceeds the return swapped by the Fund. However, there can be no assurance that the return a Fund receives from the counterparty to the swap transaction will exceed the return it swaps to that party.

                    While a Fund will only enter into swap transactions with
               counterparties it considers creditworthy (and will monitor the creditworthiness of parties with which it enters into swap transactions), a risk inherent in swap transactions is that the other party to the transaction may default on its obligations under the swap agreement. If the other party to the swap transaction defaults on its obligations, a Fund would be limited to contractual remedies under the swap agreement. There can be no assurance that a Fund will succeed when pursuing its contractual remedies. To minimize a Fund's exposure in the event of default, the Funds will usually enter into swap transactions on a net basis (i.e., the parties to the transaction will net the payments payable to each other before such payments are made). When a Fund enters into swap transactions on a net basis, the net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each such swap agreement will be accrued on a daily basis and an amount of liquid assets having an aggregate market value at least equal to the accrued excess will be segregated by the Fund's custodian. To the extent a Fund enters into swap transactions other than on a net basis, the amount segregated will be the full amount of the Fund's obligations, if any, with respect to each such swap agreement, accrued on a daily basis. See "Segregated Funds" below.

                    Swap agreements are considered to be illiquid by the SEC
               staff and will be subject to the limitations on illiquid investments described above. See page ____.

                    To the extent that there is an imperfect correlation between the return a Fund is obligated to swap and the securities or instruments representing such return, the value of the swap transaction may be adversely affected. A Fund therefore will not enter into a swap transaction unless it owns or has the right to acquire the securities or instruments representative of the return it is obligated to swap with the counterparty to the swap transaction. It is not the intention of the Funds to engage in swap transactions in a speculative manner, but rather primarily to hedge or manage the risks associated with assets held in, or to facilitate the implementation of strategies of purchasing and selling assets for, a Fund.

               FOREIGN SECURITIES All Funds, except the Transamerica Premier Index Fund and the Transamerica Premier Short-Intermediate Government Fund, can invest in foreign securities. The foreign equity investments for the Transamerica Premier Equity Fund and the Transamerica Premier Balanced Fund will be limited to the purchase of American depositary receipts ("ADR's"). Foreign securities, other than ADR's, will be held in custody by State Street London Limited, who will handle transactions with the transnational depositories Euroclear and Cedel.

               SEGREGATED ACCOUNTS In connection with when-issued securities, firm commitment agreements, futures, the writing of options, and certain other transactions in which a Fund incurs an obligation to make payments in the future, a Fund may be required to segregate assets with its custodian in amounts sufficient to settle the transaction. To the extent required, such segregated assets will consist of liquid assets such as cash, United States Government securities or other appropriate high grade, short-term debt obligations as may be permitted by law.

               PURCHASE OF "WHEN ISSUED" SECURITIES The Funds may enter into firm commitment agreements for the purchase of securities on a specified future date. Thus, the Funds may purchase, for example, new issues of fixed-income instruments on a "when issued" basis, whereby the payment obligation, or yield to maturity, or coupon rate on the instruments may not be fixed at the time of the transaction. In addition, the Funds may invest in asset-backed securities on a delayed delivery basis. This reduces the Funds' risk of early repayment of principal, but exposes the Funds to some additional risk that the transaction will not be consummated.

                    When the Funds enter into firm commitment agreements,
               liability for the purchase price and the rights and risks of ownership of the securities accrue to the Funds at the time they become obligated to purchase such securities, although delivery and payment occur at a later date. Accordingly, if the market price of the security should decline, the effect of the agreement would be to obligate the Funds to purchase the security at a price above the current market price on the date of delivery and payment. During the time the Funds are obligated to purchase such securities they will be required to segregate assets. See "Segregated Accounts," above. A Fund will not purchase securities on a "when issued" as is if, as a result, more than 15% of the Fund's net assets would be so invested.

               LENDING OF SECURITIES Subject to investment restriction number 2 on page ____ (relating to loans of securities), a Fund may lend its securities to brokers and dealers that are not affiliated with the Investment Adviser, are registered with the Commission and are members of the NASD, and also to certain other financial institutions. All loans will be fully collateralized. In connection with the lending of its securities, a Fund will receive as collateral cash, securities issued or guaranteed by the United States Government (i.e., Treasury securities), or other collateral permitted by applicable law, which at all times while the loan is outstanding will be maintained in amounts equal to at least 102% of the current market value of the loaned securities, or such lesser percentage as may be permitted by applicable law, as reviewed daily. The Fund lending its securities will receive amounts equal to the interest or dividends paid on the securities loaned and in addition will expect to receive a portion of the income generated by the short-term investment of cash received as collateral or, alternatively, where securities or a letter of credit are used as collateral, a lending fee paid directly to the Fund by the borrower of the securities. Such loans will be terminable by the Fund at any time and will not be made to affiliates of the Investment Adviser. A Fund may terminate a loan of securities in order to regain record ownership of, and to exercise beneficial rights related to, the loaned securities, including but not necessarily limited to voting or subscription rights, and may, in the exercise of its fiduciary duties, terminate a loan in the event that a vote of holders of those securities is required on a material matter. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services or for arranging such loans. Loans of securities will be made only to firms deemed creditworthy. As with any extension of credit, however, there are risks of delay in recovering the loaned securities, should the borrower of securities default, become the subject of bankruptcy proceedings, or otherwise be unable to fulfill its obligations or fail financially.

               BORROWING POLICIES OF THE FUNDS We can borrow money from banks or engage in reverse repurchase agreements, for temporary or emergency purposes. We can borrow up to one-third of a Fund's total assets. To secure borrowings, we can mortgage or pledge securities in an amount up to one-third of a Fund's net assets. If we borrow money, a Fund's share price may be subject to greater fluctuation until the borrowing is paid off. The Fund will not make any additional investments, other than the case of reverse repurchase agreements, while the level of the borrowing exceeds 5% of the Fund's total assets.

                    Short-term corporate obligations may also include variable amount master demand notes. Variable amount master notes are obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. The borrower is typically a large industrial or finance company which also issues commercial paper. Typically these notes provide that the interest rate is set daily by the borrower. The rate is usually the same or similar to the interest rate on commercial paper being issued by the borrower. Because variable amount master notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that such instruments will be traded, and there is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at the face value, plus accrued interest, at any time. Accordingly, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. in connection with master demand note arrangements, the Fund considers earning power, cash flow, and other liquidity ratios of the issuer. The Fund will only invest in master demand notes of U.S. issuers. While master demand notes, as such, are not typically rated by credit rating agencies, if not so rated the Fund may invest in them only if at the time of an investment the issuer meets the criteria set forth in the prospectus for all other commercial paper issuers. The Fund will not invest more than 25% of its assets in master demand notes.

               REPURCHASE AGREEMENTS Repurchase agreements have the characteristics of loans by a Fund, and will be fully collateralized (either with physical securities or evidence of book entry transfer to the account of the custodian bank) at all times. During the term of the repurchase agreement the Fund retains the security subject to the repurchase agreement as collateral securing the seller's repurchase obligation, continually monitors the market value of the security subject to the agreement, and requires the Fund's seller to deposit with the Fund additional collateral equal to any amount by which the market value of the security subject to the repurchase agreement falls below the resale amount provided under the repurchase agreement. The Funds will enter into repurchase agreements only with member banks of the Federal Reserve System, and with primary dealers in United States Government securities or their wholly-owned subsidiaries whose creditworthiness has been reviewed and found satisfactory by the Investment Adviser and who have, therefore, been determined to present minimal credit risk.

                    Securities underlying repurchase agreements will be limited to certificates of deposit, commercial paper, bankers' acceptances, or obligations issued or guaranteed by the United States Government or its agencies or instrumentalities, in which the Fund may otherwise invest.

                    If a seller of a repurchase agreement defaults and does not repurchase the security subject to the agreement, the Fund would look to the collateral security underlying the seller's repurchase agreement, including the securities subject to the repurchase agreement, for satisfaction of the seller's obligation to the Fund; in such event the Fund might incur disposition costs in liquidating the collateral and might suffer a loss if the value of the collateral declines. In addition, if bankruptcy proceedings are instituted against a seller of a repurchase agreement, realization upon the collateral may be delayed or limited.

               REVERSE REPURCHASE AGREEMENTS AND LEVERAGE We may enter into reverse repurchase agreements with Federal Reserve member banks and U.S. securities dealers from time to time. In a reverse repurchase transaction we sell securities and simultaneously agree to repurchase them at a price which reflects an agreed-upon rate of interest. We will use the proceeds of reverse repurchase agreements to make other investments which either mature or are under an agreement to resell at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The Fund may utilize reverse repurchase agreements only if the interest income to be earned from the investment proceeds of the transaction is greater than the interest expense of the reverse repurchase transaction.

                    Reverse repurchase agreements are a form of leverage which increases the opportunity for gain and the risk of loss for a given change in market value. In addition, the gains or losses will cause the net asset value of the Funds' shares to rise or fall faster than would otherwise be the case. There may also be a risk of delay in the recovery of the underlying securities if the opposite party has financial difficulties.

                    A Fund's obligations under all borrowings, including reverse repurchase agreements, will not exceed one-third of the Fund's net assets.

                    The use of reverse repurchase agreements is included in the
               Fund's borrowing policy and is subject to the limit of Section 18(f)(1) of the Investment Company Act of 1940. During the time a reverse repurchase agreement is outstanding, each Fund that has entered into such an agreement maintains a segregated account with its Custodian containing cash, U.S. Government or other liquid high-grade debt securities having a value at least equal to the repurchase price under the reverse repurchase agreement.

               OTHER INVESTMENT TECHNIQUES AND OPPORTUNITIES The Funds may take certain actions with respect to merger proposals, tender offers, conversion of equity-related securities and other investment opportunities with the objective of enhancing overall return, irrespective of how these actions may affect the weight of the particular securities in a Fund. It is not the policy of any of the Funds to select investments based primarily on the possibility of one or more of these investment techniques and opportunities being presented.



               FUND TURNOVER

                    The transactions engaged in by the Funds are reflected in
               the Funds' turnover rates. The rate of turnover for each Fund is calculated by dividing the lesser of the amount of purchases or sales of securities during the fiscal year by the monthly average of the value of the Fund's securities (excluding from the computation all securities, including options, with maturities at the time of acquisition of one year or less). A high rate of turnover generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Fund and ultimately by the Fund's shareholder. However, because turnover is not a limiting factor in determining whether or not to sell securities, a particular investment may be sold at any time, if investment judgment or account operations make a sale advisable.

                    Turnover for the insurance company separate accounts, also managed by the Investment Adviser, has not been and will not be a consideration. The Investment Adviser buys and sells securities for each separate account whenever it believes it is appropriate to do so. The Transamerica Premier Funds are and will be managed in a substantially similar manner.

                    The Investment Adviser cannot predict precisely the turnover rates for these new Funds, but expects that the annual turnover rates will generally not exceed 50% for the Transamerica Premier Equity Fund; 200% for the Transamerica Premier Index Fund; 100% for the Transamerica Premier Bond Fund; 50% for the Transamerica Premier Balanced Fund; and 300% for the Transamerica Premier Short-Intermediate Government Fund. The turnover rate for the Transamerica Premier Cash Reserve Fund is expected to be zero for regulatory purposes. A 100% annual turnover rate would occur if all of a Fund's securities were replaced one time during a one year period. Short-term gains realized from turnover are taxable to shareholders as ordinary income, except for shares held in special tax-qualified accounts ( such as IRA's or employer sponsored pension plans). In addition, higher turnover rates can result in corresponding increases in brokerage commissions and other transaction costs. The Investment Adviser generally will not consider turnover rates in making investment decisions on behalf of any Fund consistent with the Fund's investment objective and policies.


               MANAGEMENT OF THE COMPANY

                    The names of the directors and executive officers of the
               Company, their business addresses and their principal occupations and certain other affiliations during the past five years are listed below. Each of the persons listed below is an employee of an entity that provides services to the Funds. An asterisk appears before the name of each director who is an "interested person" of the Company, as defined in the 1940 Act.

               NAME, ADDRESS & AGE       POSITION HELD WITH COMPANY          PRINCIPAL OCCUPATIONS DURING PAST 5
               -------------------       --------------------------          -----------------------------------
                                                                             YEARS AND OTHER AFFILIATIONS
                                                                             ----------------------------
               Nicki Bair                President, Chief Financial          Vice President, Transamerica
               Transamerica Center       Officer, and Chief Accounting       Investment Services ("TIS") since
               1150 South Olive          Officer                             April, 1995; and Vice President,
               Los Angeles, CA 90015                                         Transamerica Life Insurance and
               Age 39                                                        Annuity Company ("TALIAC")
                                                                             since 1991; and Vice President,
                                                                             Transamerica Occidental Life
                                                                             Insurance Company ("TOLIC")
                                                                             since 1992; formerly Division
                                                                             Manager, Pension Pricing and
                                                                             Asset Liability Management,
                                                                             TALIAC and TOLIC.

               Reid  A. Evers            Secretary                           Second Vice President & Assistant
               Transamerica Center                                           General Counsel, TOLIC
               1150 South Olive                                              and TALIAC.
               Los Angeles, CA  90015
               Age 44

               Christopher  W. Shaw      Assistant Vice President            Second Vice President & Compliance
               Transamerica Center                                           Officer, Transamerica Securities Sales
               1150 South Olive                                              Corporation since March, 1995.
               Los Angeles, CA  90015                                        Formerly Manager,
               Age 49                                                        Group Pension Implementation,
                                                                             TALIAC since 1984.

               *Nooruddin S. Veerjee     Chief Executive Officer             President, TALIAC and President,
               Transamerica Center       and Chairman of the Board           Group Pension Division, TOLIC,
               1150 South Olive                                              since December 1993. Formerly, Los
               Angeles, CA 90015                                             Senior Vice President, Group Pension
               Age 36                                                        Line, TOLIC, April 1992-December
                                                                             1993; Vice President - Office of the
                                                                             Chairman, TOLIC, April 1990-April
                                                                             1992; Vice President & Subline
                                                                             Manager,  Pension Financial &
                                                                             Products, TALIAC, March 1985 -
                                                                             April 1990.

               *Gary U. Rolle            Director                            Executive Vice President & Chief

               Transamerica Center                                           Investment Officer, TIS; Chairman
               1150 South Olive                                              & President, Transamerica Income
               Los Angeles, CA 90015                                         Shares investment company; Chief
               Age 54                                                        Investment Officer, TOLIC &
                                                                             TALIAC.


               Donald Radisich           Vice President                      Vice President, Administration,
               Transamerica Center                                           TALIAC.
               1150 South Olive
               Los Angeles, CA 90015
               Age 52

               Howell Margolit           Assistant Vice President            Assistant Vice President, TIS
               Transamerica Center                                           since April, 1995; formerly manager,
               1150 South Olive                                              Pricing and Product Development,
               Los Angeles, CA 90015                                         TALIAC.
               Age 43

               J. Richard Atwood         Treasurer and Compliance            Vice President and Chief Financial
               Transamerica Center       Officer                             Officer, TIS since 1995; formerly
               1150 South Olive                                              Vice President and Controller, First
               Los Angeles, CA 90015                                         Pacific Advisors, Inc. since 1988.
               Age 35

               Sidney E. Harris          Director                            Dean of the Drucker Center,
               The Drucker Center                                            Claremont Graduate School;
               Claremont Graduate School                                     Director for The ServiceMaster
               Claremont, CA 91711                                           Company and Family Savings
               Age 46                                                        Bank; Trustee of Menlo College,
                                                                             Atherton, California.

               Charles C. Reed           Director                            Executive Vice President,
               Alexander & Alexander                                         Alexander & Alexander of
               55 S. Lake Ave, Suite 500                                     California, Inc.; Chairman of
               Pasadena, CA 91101                                            L.A. Chamber of Commerce;
               Age 62                                                        Director for Los Angeles YMCA,
                                                                             LA 2000 Partnership, and the
                                                                             California Museum Foundation.

               Carl R. Terzian           Director                            Chairman of Carl Terzian
               Carl Terzian Associates                                       Associates; Vice President of
               12400 Wilshire Blvd, Suite 200                                Project Concern; Trustee of
               Los Angeles, CA 90025                                         Woodbury University; Director
               Age 60                                                        for Armenian Film Foundation,
                                                                             Arthritis Foundation, Boy Scouts
                                                                             of America, California Higher
                                                                             Education Loan Authority, Hugh
                                                                             O'Brian Youth Foundation, St.
                                                                             Vincent Medical Center Found-
                                                                             dation, The Wellness Community,
                                                                             The Educational Resource and
                                                                             Services Center, Inc., and Senior
                                                                             Health and Peer Counseling.


                    No officer, director or employee of Transamerica Investment
               Services, Inc. or Transamerica Occidental Life Insurance Company or any of their affiliates receives any compensation from the Company for acting as a director or officer of the Company. Each director of the Company who is not an "interested person" of the Company receives an annual fee of $10,000, and $ 1,000 for each meeting of the Company's

               Board attended, and $500 for each Board committee meeting attended, and is reimbursed for expenses incurred in connection with such attendance.

                    Following is a table of the compensation expected to be paid to all directors and to all officers and affiliated persons of the Company receiving more than $60,000 from the Company during the next fiscal year.

                        Compensa-        Pension       Estimated Annual           Total Compensation
Name                    tion Paid        Benefits      Benefits at Retirement     All Related Funds
--------------------------------------------------------------------------------------------------
Sidney E. Harris        $15,000          $0            $0                         $15,000
Charles C. Reed         $15,000          $0            $0                         $15,000
Carl R. Terzian         $15,000          $0            $0                         $15,000
Gary U. Rolle           $0               $0            $0                         $0
Nooruddin S. Veerjee    $0               $0            $0                         $0


               INVESTMENT ADVISORY AND OTHER SERVICES

               INVESTMENT ADVISER AND ADMINISTRATOR Responsibility for the management and supervision of the Company and its Funds rests with the Board of Directors of Transamerica Investors, Inc. (the "Board"). The Investment Adviser and the Administrator are subject to the direction of the Board.

                    The Funds' Investment Adviser is Transamerica Investment
               Services, Inc. (the "Investment Adviser"), 550 N. Brand, Glendale, California 91203. The Investment Adviser will: (1) supervise and manage the investments of each Fund and direct the purchase and sale of its investment securities; and (2) see that investments follow the investment objectives and comply with government regulations. The Investment Adviser is also responsible for the selection of brokers and dealers to execute transactions for each Fund. Some of these brokers or dealers may be affiliated persons of the Company, the Investment Adviser, Administrator, or the Distributor. Since it is our policy to seek the best price and execution for each transaction, the Investment Adviser may give consideration to brokers and dealers who provide us with statistical information and other services in addition to transaction services. For its services to the Funds, the Investment Adviser receives an Adviser Fee. This fee is based on an annual percentage of the average daily net assets of each Fund. It is accrued daily, and paid monthly.

                    The Adviser Fee for any Fund may be reduced in any year if the Fund's expenses exceed the limits on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of the Fund are qualified to offer for sale. The term "expenses" is defined in the statutes or regulations of such jurisdictions, but it generally excludes brokerage commissions, taxes, interest, and extraordinary expenses. The only such limitation currently known is imposed by the State of California. California's maximum Fund expenses before the Adviser Fee must be reduced are 2.5% of the first $30 million of average net assets, 2% of the next $70 million, and 1.5% of any excess over $100 million.

                    The Funds' Administrator is Transamerica Occidental Life
               Insurance Company (the "Administrator"), 1150 S. Olive Street, Los Angeles, California 90015. The

               Administrator will: (1) provide the Funds with administrative and clerical services, including the maintenance of the Funds' books and records; (2) arrange periodic updating of the Funds' prospectus and any supplements; (3) provide proxy materials and reports to Fund shareholders and the Securities and Exchange Commission; and (4) provide the Funds with adequate office space and all necessary office equipment and services. The Administrator also provides services for the registration of Fund shares with those states and other jurisdictions where its shares are offered or sold.

                    Transamerica Occidental Life Insurance Company is a wholly owned subsidiary of Transamerica Insurance Corporation of California. Both Transamerica Insurance Corporation of California and Transamerica Investment Services, Inc. are wholly owned subsidiaries of Transamerica Corporation, 600 Montgomery Street, San Francisco, California 94111, one of the nation's largest financial services companies.

               CUSTODIAN AND TRANSFER AGENT State Street Bank and Trust Company ("State Street"), located at 225 Franklin Street, Boston, Massachusetts 02101, serves as custodian of the Funds' investments. Under its custodian contract with the Company, State Street is authorized to appoint one or more banking institutions as subcustodians of assets owned by each Fund. For its custody services, State Street receives monthly fees charged to the Funds based upon the month-end, aggregate net asset value of the Funds, plus certain charges for securities transactions. The assets of the Company are held under bank custodianship in accordance with the 1940 Act.

                    Under a Foreign Subcustodian Agreement with State Street,
               State Street London Limited is responsible for foreign assets and transactions with the transnational depositories of Euroclear and Cedel.

                    Under a Transfer Agency Agreement, Boston Financial Data
               Services ("BFDS"), Two Heritage Drive, Quincy, Massachusetts 02171, is responsible for processing redemption requests and crediting dividends to the accounts of shareholders of the Funds.

               DISTRIBUTION OF SHARES OF THE FUNDS Transamerica Securities Sales Corporation ("TSSC") serves as the principal underwriter of shares of the Funds, which are continuously distributed. Transamerica Financial Resources, Inc. ("TFR") will also distribute shares of the Funds pursuant to a selling agreement with TSSC. Both TSSC and TFR are wholly-owned subsidiaries of Transamerica Insurance Corporation of California, which is a wholly-owned subsidiary of Transamerica Corporation, are registered with the Securities and Exchange Commission as broker/dealers, and are members of the National Association of Securities Dealers, Inc. TSSC may also enter into arrangements whereby Fund shares may be sold by other broker/dealers, which may or may not be affiliated with TFR or TSSC.

                    The Company has adopted a plan of distribution pursuant to
               Rule 12b-1 (the "Plan") under the Investment Company Act of 1940, as amended (the "1940 Act"). Under the Plan, each Fund makes payments daily to TSSC based on an annual percentage of the average net value of the assets represented by each class of shares.

                    For the Investor Shares class, there is an annual 12b-1
               distribution fee of .25% of the average daily net assets of the Investor shares of each Fund, except the Transamerica Premier Index and Cash Reserve Funds. The distribution fee for the Index and Cash Reserve Funds is .10%. This fee covers such expenses as preparation, printing and mailing of the Prospectus and Statement of Additional Information, as well as sales literature and other media advertising, and related expenses. It can also be used to compensate sales personnel involved with selling the Funds.

                    For the Adviser Shares class, there is an annual 12b-1
               distribution fee of .75% of the average daily net assets of the Adviser Shares of each Fund, except the Transamerica Premier Cash Reserve Fund. There is no 12b-1 distribution fee for the Transamerica Premier Cash Reserve Fund. There is also an annual 12b-1 service fee of .25% of the average daily net assets of the Adviser Shares of each Fund.

                    The 12b-1 fees for Adviser Shares are higher than Investor
               Shares because the distribution fee for the Adviser Shares covers compensation to registered representatives and other sales personnel involved with selling Adviser Shares, as well as preparation, printing and mailing of the Prospectus, Statement of Additional Information, sales literature, other media advertising, and related expenses. Also, a service fee is charged on Adviser Shares. The service fee compensates sales people for ongoing shareholder information and advice, and office expenses such as rent, communications equipment, employee salaries, and other overhead costs.

                    From time to time, and for one or more Funds within each
               class of Shares, the Distributor may waive any or all of these fees at its discretion. All or any portion of these fees may be paid by the Administrator for the Company, at the discretion of the Administrator.

               DEALER CONCESSION Pursuant to a selling agreement between TSSC and TFR, a dealer concession is paid to TFR equal to 1.00% on all Adviser Shares purchased within the first year of the date of the initial purchase by each shareholder, and commencing on the 13th month after the date of the initial purchase, payments of 0.25% on an annual basis on all Adviser Share assets. The 0.25% trailer will be paid quarterly at a rate of 0.0625% of the quarter-end asset balance.

               CAPITALIZATION Transamerica Corporation has provided $100,000 in initial capitalization for the Company which amount has been allocated among the Funds. Transamerica Corporation acquired its shares for investment and can only dispose of its shares by redemption. Within three months of this registration statement, Transamerica Corporation and certain of its wholly-owned subsidiaries intend to invest an additional $30 million in shares of the Funds. As of the date of this registration statement, Transamerica Corporation was the only record or beneficial holder of the shares of the Funds.



               REDEMPTION OF SHARES

                    Detailed information on how to redeem shares of a Fund is
               included in the Prospectus. The right of redemption of shares of a Fund may be suspended or the date of payment postponed (1) for any periods during which the New York Stock Exchange is closed (other than for customary weekend and holiday closings), (2) when trading in the markets the Fund normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists, making disposal of a Fund's investments or determination of its net asset value not reasonably practicable, or (3) for such other periods as the Securities and Exchange Commission by order may permit for the protection of the Fund's shareholders. A shareholder who pays for Fund shares by personal check will receive the proceeds of a redemption of those shares when the purchase check has been collected, which may take up to 10 days or more.

               Shareholders who anticipate the need for more immediate access to their investment should purchase shares with Federal funds or bank wire or by a certified or cashier's check.



               REDEMPTIONS IN EXCESS OF $250,000   If you request a redemption
               of up to $250,000, the amount will be paid in cash. If you redeem more than $250,000 from any one account in any one Fund in a 90-day period, the entire redemption will be paid in cash if you provide Transamerica with an unconditional instruction to redeem at least 30 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. The date must be a minimum of 30 days after receipt of the instruction by Transamerica. If you have authorized Transamerica to accept such instructions, your instruction may be by telephone or in writing without a signature guarantee. If you have not done so, the instruction must be in writing with all signatures guaranteed. Your shares will be redeemed at the price determined on the date you specify in your instruction and the proceeds will be sent by mail, wire or electronic funds transfer in accordance with the procedures under "Redemption Proceeds," page __.

                    Receipt of your instruction to redeem 30 days prior to the transaction provides the Fund with sufficient time to raise the cash in an orderly manner to pay the redemption and thereby minimizes the effect of the redemption on the Fund and its shareholders.

                    You may cancel your redemption instruction prior to the
               transaction date. However, if you do so, Transamerica may not accept an instruction from you to redeem in accordance with this alternative for a period of 90 days from the date of cancellation.

                    If you do not provide your instruction to redeem 30 days
               prior to the transaction, Transamerica offers you two alternatives:

                    (1) You may redeem up to $250,000 in cash the first day, and the remainder over the next 20 business days at the rate of not less than $50,000 or more than $500,000 per day (and such lesser amount on the last day to redeem all the shares remaining), but not more than $10 million total. The redemption each day will be at the price determined that day. For example, a request to redeem $525,000, or a number of shares worth $525,000, will be effective at $250,000 on the first day, and $50,000 per day for the next five business days, and $25,000 on the last day. A request to redeem $11 million would be effective at $250,000 the first day and $500,000 per day for the next 20 business days ($10.25 million total) and the remaining $750,000 to be redeemed by the delivery of securities (see page
                         __).

                         Since the price is determined not on the date the redemption request is received, but instead on succeeding business days when the redemption is effected, the number of shares redeemed will vary from day to day. The total you will receive over the entire period may be more or less than the amount that you would have received had the redemption been effected on the day your redemption request was received. In the first example above, falling per-share prices could cause the value of the shares on the last day to be less than $25,000, and the redemption on the last day would be only of the shares left in the account.

                    (2) In lieu of receiving cash as described earlier, you may elect to receive securities from Transamerica's fund. The securities delivered will be selected at the sole discretion of Transamerica. They will be readily marketable with an active and substantial secondary market given the type of companies involved and the characteristics of the markets in which they trade, but will not necessarily be representative of the entire fund, and will be securities that Transamerica may regard as least desirable. You may incur brokerage costs in converting the securities to cash.

                         The method of valuing securities used to make the redemptions will be the same as the method of valuing securities described under "How Share Price is Determined," page __, and such valuation will be made as of the same time the redemption price is determined.

                    These alternatives are designed to lessen the adverse effect of large redemptions on the Fund and its non-redeeming shareholders. For example, assume that a shareholder redeems $1 million on a given day and that the Fund pays him $250,000 in cash and is required to sell securities for $750,000 to raise the remainder of the cash to pay him. The securities valued at $750,000 on the day of the redemption may bring a lower price when sold thereafter, so that more securities may be sold to realize $750,000. In that case, the redeeming shareholder's proceeds would be fixed at $750,000 and the market risk would be imposed on the Fund and its remaining shareholders, who would suffer the loss. By delivering securities instead of cash or staggering the payment of cash, the market risk is imposed on the redeeming shareholder. If securities are delivered, the redeeming shareholder (and not the Fund) bears the brokerage cost of selling them.



               EXCHANGE PRIVILEGE

                    The exchange privilege described in the Prospectus enables a shareholder of a Fund to acquire the same class of shares in a Fund having a different investment objective and policies when the shareholder believes that a shift between Funds is an appropriate investment decision. Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and the proceeds are immediately invested in shares of the Fund being acquired. The Company reserves the right to reject any exchange request.



               TELEPHONE TRANSACTIONS

                    The Company and its Transfer Agent will employ reasonable
               procedures such as requiring certain identifying information from the caller, tape recording the telephone instructions, and providing written confirmation of the transaction to confirm that the instructions communicated by telephone are genuine. All telephone instructions reasonably believed by the Transfer Agent to be genuine will be the shareholder's responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, the shareholder will bear the risk of loss. If the Company or its Transfer Agent do not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, they may be liable for any losses due to unauthorized or fraudulent transactions.



               BROKERAGE ALLOCATION

                    Subject to the direction of the Board, the Investment
               Adviser has responsibility for making a Fund's investment decisions, for effecting the execution of trades for a Fund and for negotiating any brokerage commissions thereon. It is the Investment Adviser's policy to obtain the best price and execution available, giving attention to net price (including commissions where applicable), execution capability (including the adequacy of a firm's capital position), and other services related to execution; the relative priority given to these factors will depend on all of the circumstances regarding a specific trade.

                    The Investment Adviser receives a variety of brokerage and research services from brokerage firms in return for the execution by such brokerage firms of trades on behalf of the Funds. These brokerage and research services include, but are not limited to, quantitative and qualitative research information and purchase and sale recommendations regarding securities and industries, analyses and reports covering a broad range of economic factors and trends, statistical data relating to the strategy and performance of the Funds and other investment companies, services related to the execution of trades in a Fund's securities and advice as to the valuation of securities. The Investment Adviser considers the quantity and quality of such brokerage and research services provided by a brokerage firm along with the nature and difficulty of the specific transaction in negotiating commissions for trades in a Fund's securities and may pay higher commission rates than the lowest available when it is reasonable to do so in light of the value of the brokerage and research services received generally or in connection with a particular transaction.

                    Consistent with federal legislation, the Investment Adviser may obtain such brokerage and research services regardless of whether they are paid for (1) by means of commissions, or (2) by means of separate, non-commission payments. The Investment Adviser's judgment as to whether and how it will obtain the specific brokerage and research services will be based upon its analysis of the quality of such services and the cost (depending upon the various methods of payment which may be offered by brokerage firms) and will reflect the Investment Adviser's opinion as to which services and which means of payment are in the long-term best interests of the Funds. The Investment Adviser will not effect any brokerage transactions in the Funds' securities with any affiliate of the Company, the Investment Adviser, or the Administrator except in accordance with applicable SEC rules.

                    Certain executive officers of the Investment Adviser also
               have supervisory responsibility with respect to the securities of the Investment Adviser's own accounts. In placing orders for the purchase and sale of debt securities for a Fund, the Investment Adviser will normally use its own facilities. A Fund and another fund or another advisory client of the Investment Adviser, or the Investment Adviser itself, may desire to buy or sell the name publicly traded security at or about the same time. In such a case, the purchases or sales will normally be allocated as nearly as practicable on a pro rata basis in proportion to the amounts to be purchased or sold by each. In determining the amounts to be purchased and sold, the main factors to be considered are the respective investment objectives of a Fund and the other funds, the relative size of holdings of the same or comparable securities, availability of cash for investment by a Fund and the other funds, and the size of their respective investment commitments.



               DETERMINATION OF NET ASSET VALUE

                    Under the 1940 Act, the Board is responsible for determining in good faith the fair value of securities of each Fund, and each class of each Fund. In accordance with procedures adopted by the Board, the net asset value per share is calculated by determining the net worth of each Fund (assets, including securities at market value, minus liabilities) divided by the number of that Fund's outstanding shares. All securities are valued as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time). Except for the Transamerica Premier Cash Reserve Fund, each Fund will compute its net asset value once daily at the close of such trading on each day that the New York Stock Exchange is open for business (as described in the Prospectus). The Transamerica Premier Cash Reserve Fund will determine its net asset value only on days that the Federal Reserve is open.

                    In the event that the New York Stock Exchange, the Federal
               Reserve, or the national securities exchange on which stock options are traded adopt different trading hours on either a permanent or temporary basis, the Board will reconsider the time at which net asset value is computed. In addition, the Funds may compute their net asset value as of any time permitted pursuant to any exemption, order or statement of the SEC or its staff.

                    Assets of the Funds (other than the Transamerica Premier
               Cash Reserve Fund) are valued as follows:
                    (a) equity securities and other similar investments ("Equities") listed on any U.S. or foreign stock exchange or the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last sale price on that exchange or NASDAQ on the valuation day; if no sale occurs, Equities traded on a U.S. exchange or NASDAQ are valued at the mean between the closing bid and closing asked prices. Equities traded on a foreign exchange will be valued at the official bid price;
                    (b) over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and asked prices;
                    (c) debt securities purchased with a remaining maturity of 61 days or more are valued on the basis of dealer-supplied quotations or by a pricing service selected by the Investment Adviser and approved by the Board;
                    (d)  options and futures contracts are valued at the last
                         sale price on the market where any such option or
                         futures contracts is principally traded;
                    (e) over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies.
                    (f) forward foreign currency exchange contracts are valued based upon quotations supplied by dealers in such contracts;
                    (g) all other securities and other assets, including those for which a pricing service supplies no quotations or quotations are not deemed by the Investment Adviser to be representative of market values, but excluding debt securities with remaining maturities of 60 days or less, are valued at fair value as determined in good faith pursuant to procedures established by the Board; and
                    (h) debt securities with a remaining maturity of 60 days or less will be valued at their amortized cost, which approximates market value.

                    Equities traded on more than one U.S. national securities
               exchange or foreign securities exchange are valued at the last sale price on each business day at the close of the exchange representing the principal market for such securities. The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values at the noon (Eastern Standard Time) Reuters spot rate. If such quotations are not available, the rate of exchange will be determined in good faith by or under procedures established by the Board.

                    All of the assets of the Transamerica Premier Cash Reserve
               Fund are valued on the basis of amortized cost in an effort to maintain a constant net asset value of per share $1.00. The Board has determined that to be in the best interests of the Transamerica Premier Cash Reserve Fund and its shareholders. Under the amortized cost method of valuation, securities are valued at cost on the date of their acquisition, and thereafter a constant accretion of any discount or amortization of any premium to maturity is assumed, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods in which value as determined by amortized cost is higher or lower than the price the Fund would receive if it sold the security. During such periods, the quoted yield to investors may differ somewhat from that obtained by a similar fund which uses available market quotations to value all of its securities.

                    The Board has established procedures reasonably designed,
               taking into account current market conditions and the Transamerica Premier Cash Reserve Fund's investment objective, to stabilize the net asset value per share for purposes of sales and redemptions at $1.00. These procedures include review by the Board, at such intervals as it deems appropriate, to determine the extent, if any, to which the net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation should exceed one half of one percent, the Board will promptly consider initiating corrective action. If the Board believes that the extent of any deviation from a $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce these consequences to the extent reasonably practicable. Such steps may include: (1) selling securities prior to maturity; (2) shortening the average maturity of the fund; (3) withholding or reducing dividends; or (4) utilizing a net asset value per share determined from available market quotations. Even if these steps were taken, the Transamerica Premier Cash Reserve Fund's net asset value might still decline.

               PERFORMANCE INFORMATION

                    Performance information for the Funds including the yield
               and effective yield of the Transamerica Premier Cash Reserve Fund, the yield of the remaining Funds, and the total return of all Funds, may appear in reports or promotional literature to current or prospective shareholders.


               MONEY MARKET FUND YIELDS Current yield for the Transamerica Premier Cash Reserve Fund will be computed by determining the net change, exclusive of capital changes at the beginning of a seven-day period in the value of a hypothetical investment, subtracting any deductions from shareholder accounts, and dividing the difference by the value of the hypothetical investment at the beginning of the base period to obtain the base period return. This base period return is then multiplied by (365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent.

                    Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

                    Effective Yield = [(Base Period Return + 1) /365/7/] - 1


               30-DAY YIELD FOR NON-MONEY MARKET FUNDS Quotations of yield for the remaining Funds will be based on all investment income per share earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of a share on the last day of the period, according to the following formula:

                    Yield = 2[({[a-b]/cd} + 1) /6/ - 1]

                    Where:
                    a = dividends and interest earned during the period b = the expenses accrued for the period (net of reimbursements)
                    c = the average daily number of shares outstanding during
                        the period
                    d = the maximum offering price per share on the last day of the period


               AVERAGE ANNUAL TOTAL RETURN FOR NON-MONEY MARKET FUNDS Quotations of average annual total return for any Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over a period of one, five and ten years (or, if less, up to the life of the Fund), calculated pursuant to the formula:

                    P(1 + T) /n/ = ERV

                    Where:
                    P  = a hypothetical initial payment of $1,000
                    T  = an average annual total return
                    n  = the number years

                    ERV= the ending redeemable value of a hypothetical $1,000
                         payment made at the beginning of the 1, 5, or 10 year period at the end of the 1, 5, 10 year period (or fractional portion thereof)

                    Any performance data quoted for a Fund will represent
               historical performance and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.

               PUBLISHED PERFORMANCE From time to time the Company may publish, or provide telephonically, an indication of the Funds' past performance as measured by independent sources such as (but not limited to) Lipper Analytical Services, Incorporated, Weisenberger Investment Companies Service, Donoghue's Money Fund Report, Barron's, Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Personal Investor, Sylvia Porter's Personal Finance and The Wall Street Journal. The Company may also advertise information which has been provided to the NASD for publication in regional and local newspapers.

                    In addition, the Company may from time to time advertise its performance relative to certain indexes and benchmark investments, including:

                    .    the Lipper Analytical Services, Inc. Mutual Fund
                         Performance Analysis, Fixed-Income Analysis and Mutual
                         Fund Indexes (which measure total return and average
                         current yield for the mutual fund industry and rank
                         mutual fund performance);
                    .    the CDA Mutual Fund Report published by CDA Investment
                         Technologies, Inc. (which analyzes price, risk and
                         various measures of return for the mutual fund
                         industry);
                    .    the Consumer Price Index published by the U.S. Bureau
                         of Labor Statistics (which measures changes in the
                         price of goods and services);
                    .    Stocks, Bonds, Bills and Inflation published by
                         Ibbotson Associates (which provides historical
                         performance figures for stocks, government securities
                         and inflation);
                    .    the Hambrecht & Quist Growth Stock Index;
                    .    the NASDAQ OTC Composite Prime Return;
                    .    the Russell Midcap Index;
                    .    the Russell 2000 Index;
                    .    the ValueLine Composite;
                    .    the Wilshire 4500 Index;
                    .    the Salomon Brothers World Bond Index (which measures
                         the total return in U.S. dollar terms of government
                         bonds, Eurobonds and foreign bonds of ten countries,
                         with all such bonds having a minimum maturity of five
                         years);
                    .    the Shearson Lehman Brothers Aggregate Bond Index or
                         its component indexes (the Aggregate Bond Index
                         measures the performance of Treasury, U.S. Government
                         agencies, mortgage and Yankee bonds);
                    .    the S&P Bond indexes (which measure yield and price of
                         corporate, municipal and U.S. Government bonds);
                    .    the J.P. Morgan Global Government Bond Index;

                    .    Donoghue's Money Market Fund Report (which provides
                         industry averages of 7-day annualized and compounded
                         yields of taxable, tax-free and U.S. Government money
                         market funds);
                    .    historical investment data supplied by the research
                         departments of Goldman Sachs, Lehman Brothers, First
                         Boston Corporation, Morgan Stanley (including EAFE),
                         Salomon Brothers, Merrill Lynch, Donaldson Lufkin and
                         Jenrette or other providers of such data;
                    .    the FT-Actuaries Europe and Pacific Index;
                    .    mutual fund performance indexes published by
                         Morningstar, Inc., Variable Annuity Research & Data
                         Service, the Investment Company Institute, the
                         Investment Company Data, Inc., Media General Financial, and Value Line Mutual Fund Survey; and
                    .    financial industry analytical surveys, such as Piper
                         Universe.

                    The composition of the investments in such indexes and the characteristics of such benchmark investments are not identical to, and in some cases are very different from, those of a Fund. These indexes and averages are generally unmanaged and the items included in the calculations of such indexes and averages may be different from those of the equations used by the Company to calculate a Fund's performance figures.

                    The Funds may also from time to time include in such
               advertising a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the performance of a Fund with other measures of investment return. For example, unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

                    The Company may from time to time summarize the substance of discussions contained in shareholder reports in advertisements and publish the Investment Adviser's views as to markets, the rationale for a Fund's investments, and discussions of the Fund's current asset allocation.

                    From time to time, advertisements or information may include a discussion of certain attributes or benefits to be derived by an investment in a particular Fund. Such advertisements or information may include symbols, headlines or other material which highlight or summarize the information discussed in more detail in the communication.

                    Such performance data will be based on historical results
               and will not be intended to indicate future performance. The total return or yield of a Fund will vary based on market conditions, expenses, investments, and other factors. The value of a Fund's shares will fluctuate and an investor's shares may be worth more or less than their original cost upon redemption. The Company may also, at its discretion, from time to time make a list of a Fund's holdings available to investors upon request.

               TAXES

                    Each Fund intends to qualify and to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). The "Distribution Requirement," in order to qualify for that treatment, is that each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income, consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions. The Company must also meet the following additional requirements: (1) The Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) The Fund must derive less than 30% of its gross income each taxable year from gains (without including losses) on the sales or other disposition of securities, or any of the following, that were held for less than three months - options, futures, or forward contracts (other than those on foreign currencies), or foreign currencies (or options, futures, or forwards thereon) that are not directly related to the Fund's principal business of investing in securities (or options and futures with respect thereto) ("Short-Short Limitation"); (3) At the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RIC's, and other securities that, with respect to any one issuer, do not exceed 5% of the value of the Fund's total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and (4) At the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RIC's) of any one issuer.

                    Each Fund will subject to a nondeductible 4% excise tax on amounts not distributed to shareholders on a timely basis. The Fund intends to make sufficient distributions to avoid this 4% excise tax.

                    Dividends and interest received by each Fund may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect to investments by foreign investors.

                    Certain of the Funds may invest in the stock of "passive
               foreign investment companies" ("PFIC's"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) At least 75% of its gross income is passive; or (2) An average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund would be subject to Federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of that stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income would be included in the Fund's investment company taxable income, and accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. If the Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund," then in lieu of the foregoing tax and interest obligation, that Fund will be required to include income each year to its pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss), even if they are not distributed to the Fund; those amounts would be subject to the Distribution Requirement. The ability of a Fund to make this election may be limited.

                    The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by a Fund. Income from the disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations), and income from transactions in options, futures, and forward contracts derived by a Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement. However, income from the disposition of options and futures contract (other than those on foreign currencies) will be subject to the Short-Short Limitation if they are held for less than three months. Income from the disposition of foreign currencies, and options, futures, and forward contracts on foreign currencies, that are not directly related to a Fund's principal business of investing in securities (or options and futures with respect thereto) also will be subject to the Short-Short Limitation if they are held for less than three months.

                    If a Fund satisfies certain requirements, any increase in
               value on a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether that Fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. Each Fund intends that, when it engages in hedging transactions, it will qualify for this treatment, but it is not clear whether this treatment will be available for all of the Fund's hedging transactions. To the extent this treatment is not available, a Fund may be forced to defer the closing out of certain options and futures contracts beyond the time when it otherwise would be advantageous to do so, in order for the Fund to qualify as a RIC.

                    We have sought a ruling from the Internal Revenue Service to the effect that the payment of different amounts as dividends with respect to the Investor and Adviser shares by reason of differences in their respective distribution expenses does not result in the treatment of dividends or distributions of the Fund as "preferential dividends" under the Internal Revenue Code of 1986, as amended, and thus will not adversely affect the Fund's tax status as a regulated investment company. There can be no assurance that such a ruling will be obtained.

                    The foregoing is only a general summary of some of the
               important Federal income tax considerations generally affecting the Funds and their shareholders. No attempt is made to present a complete explanation of the Federal tax treatment of the Funds' activities. Potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any applicable state, local, or foreign taxes.



               OTHER INFORMATION

               LEGAL MATTERS Legal advice relating to certain matters under the federal and state securities laws applicable to the issue and sale of shares of the Funds has been provided by Sutherland, Asbill & Brennan, Washington, D.C.

               INDEPENDENT AUDITORS Ernst & Young LLP, 200 Clarendon Street, Boston, Massachusetts 02116, performs audits of the Funds' financial statements.

               OTHER INFORMATION A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Company and the shares of the Funds discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the Prospectus or this Statement of Additional Information. Statements contained herein concerning the contents of certain other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Commission.



               FINANCIAL STATEMENTS

               The statement of assets and liabilities of the Funds dated September 7, 1995 is attached hereto.

                [LETTERHEAD OF ERNST & YOUNG LLP APPEARS HERE]




                        Report of Independent Auditors

Board of Directors
Transamerica Investors, Inc.

We have audited the accompanying statement of assets and liabilities of Transamerica Investors, Inc. (comprised of the following Transamerica Premier
Funds: Equity Fund, Index Fund, Bond Fund, Balanced Fund, Short-Intermediate Government Fund and Cash Reserve Fund) as of September 7, 1995. The statement of assets and liabilities is the responsibility of the Company's management. Our responsibility is to express an opinion on this statement of assets and liabilities based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of each of the six funds of Transamerica Investors, Inc. as of September 7, 1995, in conformity with generally accepted accounting principles.


                                                      /s/ Ernst & Young LLP
                                                      ERNST & YOUNG LLP

September 14, 1995

                         Transamerica Investors, Inc.

                      Statement of Assets and Liabilities

                               September 7, 1995

                                                                             TRANSAMERICA
                                                                               PREMIER
                                                              TRANSAMERICA      SHORT-      TRANSAMERICA
                 TRANSAMERICA   TRANSAMERICA   TRANSAMERICA     PREMIER      INTERMEDIATE     PREMIER
                   PREMIER        PREMIER        PREMIER        BALANCED      GOVERNMENT    CASH RESERVE
                 EQUITY FUND     INDEX FUND     BOND FUND         FUND           FUND           FUND
                 -----------     ----------     ---------         ----           ----           ----
ASSETS
Cash                 $16,670        $16,670       $16,670          $16,670        $16,670        $16,650
                     -------        -------       -------          -------        -------        -------

NET ASSETS           $16,670        $16,670       $16,670          $16,670        $16,670        $16,650
                     =======        =======       =======          =======        =======        =======

Shares issued
 and outstanding:
  Adviser class            1              1             1                1              1              1
  Investor class       1,666          1,666         1,666            1,666          1,666          1,649

Net asset value,
 offering price
 and redemption
 price per share:
  Adviser class       $10.00         $10.00        $10.00           $10.00         $10.00         $1.00
  Investor class      $10.00         $10.00        $10.00           $10.00         $10.00         $1.00

                            See accompanying note.

                         Transamerica Investors, Inc.

                  Note to Statement of Assets and Liabilities

                               September 7, 1995

1.  ORGANIZATION

Transamerica Investors, Inc. (Company), has filed a registration statement with the Securities and Exchange Commission to organize and operate as an open-end management investment company, but the registration has not yet become effective. The Company, upon commencement of operations, will offer a mutual fund series called Transamerica Premier Funds, comprising the Equity, Index, Bond, Balanced, Short-Intermediate Government, and Cash Reserve Funds. Each Fund is a separate investment portfolio of the Company with a distinct investment objective, investment program policies, and registrations. The assets of each Fund are segregated and a shareholder's interest is limited to the Fund in which shares are owned. Each Fund has two classes of shares, Adviser and Investor. One billion shares have been authorized for issue for each class.

On August 3, 1995, the Company sold the following Fund shares to Transamerica
Corporation:

                            ADVISER CLASS                INVESTOR CLASS
                       NUMBER OF     PRICE PER      NUMBER OF     PRICE PER
                        SHARES         SHARE         SHARES         SHARE
                        ------         -----         ------         -----
Equity                         1         $10.00         1,666         $10.00
Index                          1          10.00         1,666          10.00
Bond                           1          10.00         1,666          10.00
Balanced                       1          10.00         1,666          10.00
Short-Intermediate
 Government                    1          10.00         1,666          10.00
Cash Reserve                   1           1.00        16,649           1.00

The Administrator, Transamerica Occidental Life Insurance Company, will pay the organizational and other initial expenses of the Company incurred prior to the initial offering of the Fund's shares.

                                    PART C

                               OTHER INFORMATION

PART C

OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

 (a)         Financial Statements

             All required financial statements will be included in a second pre-effective amendment to this Registration Statement.

 (b)         Exhibits

       (1)   Articles of Incorporation of Transamerica Investors, Inc. /1/
                                                                        -

       (2)   Amended Bylaws of Transamerica Investors, Inc. /2/
                                                             -

       (3)   Not Applicable.

       (4)   Not Applicable.

       (5) Form of Investment Advisory and Administrative Services Agreement between Transamerica Investors, Inc. and Transamerica Investment Services, Inc. /2/
                             -
       (6)   (a)          Form of Distribution Agreement between Transamerica
                          Investors, Inc. and Transamerica Securities Sales
                          Corporation ("TSSC"). /2/
                                                 -

             (b) Form of Selling Agreement between TSSC and Transamerica Financial Resources, Inc. /2/
                                                                  -

             (c) Form of Operating Agreement between Transamerica Investors, Inc. and Charles Schwab & Co. /2/
                                                                    -

             (d) Form of Retail Services Agreement among Transamerica Investors, Inc., Transamerica Occidental Life Insurance Company and Charles Schwab & Co., Inc. /3/
                                                                            -
       (7)   Not Applicable.

       (8)   (a)          Form of Custodian Agreement between Transamerica
                          Investors, Inc. and State Street Bank and Trust
                          Company. /2/
                                    -

             (b) Form of Sub-Custodian Agreement between State Street Bank and Trust Company and State Street London Limited. /2/
                                    -

       (9) Transfer Agency Agreement between Transamerica Investors, Inc. and Boston Financial Data Services. /2/
                                              -

       (10)  Opinion and Consent of Counsel. /2/
                                              -

       (11)  (a)          Consent of Sutherland, Asbill & Brennan. /3/
                                                                   -

             (b)          Consent of Ernst & Young LLP. /3/
                                                         -

       (12)  No financial statements are omitted from Item 23.

       (13)  Subscription agreement. /2/
                                      -

       (14) Form of Disclosure Statement and Custodial Account Agreement for Transamerica Investors IRA. /2/
                                          -

       (15)  Form of Plan of Distribution Pursuant to Rule 12b-1. /2/
                                                                   -

             (a)          Investor Shares.
                          (1) Transamerica Premier Equity Fund
                          (2) Transamerica Premier Index Fund
                          (3) Transamerica Premier Bond Fund
                          (4) Transamerica Premier Balanced Fund
                          (5) Transamerica Premier Short-Term Government Fund
                          (6) Transamerica Premier Cash Reserve Fund
             (b)          Adviser Shares.
                          (1) Transamerica Premier Equity Fund
                          (2) Transamerica Premier Index Fund
                          (3) Transamerica Premier Bond Fund
                          (4) Transamerica Premier Balanced Fund
                          (5) Transamerica Premier Short-Term Government Fund
                          (6) Transamerica Premier Cash Reserve Fund

       (16)  Not Applicable.

       (17)  Not Applicable.

       (18)  Form of Multi-Class Plan Pursuant to Rule 18f-3. /2/
                                                               -

       (19)  Powers of Attorney. /2/
                                  -

__________________
/1/    Filed with initial registration statement on April 3, 1995.
 -
/2/    Filed with Pre-Effective Amendment No. 1 to this registration statement
 -
       on August 29, 1995.
/3/    Filed herewith.
 -

ITEM 25. PERSON CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

       The Registrant, Transamerica Investors, Inc., is controlled by Transamerica Occidental Life Insurance Company ("Transamerica Occidental"), a wholly-owned subsidiary of Transamerica Insurance Corporation of California, which, in turn is a wholly-owned subsidiary of Transamerica Corporation.

       The following chart indicates the persons controlled by or under common control with Transamerica Corporation:


                   TRANSAMERICA CORPORATION AND SUBSIDIARIES
                   -----------------------------------------
                    WITH STATE OR COUNTRY OF INCORPORATION
                    --------------------------------------

Transamerica Corporation
------------------------

ARC Reinsurance Corporation - Hawaii

*Coast Service Company - California

*Inter-America Corporation - California

*Mortgage Corporation of America - California

Pyramid Insurance Company, Ltd. - Hawaii
       Pacific Cable Ltd. - Bermuda
             TC Cable, Inc. (25% ownership) - Delaware

River Thames Insurance Company Ltd. (51% ownership) - United Kingdom

RTI Holdings, Inc. - Delaware

*TCS Inc. - Delaware

Trans International Entities Inc. - Delaware

Transamerica Airlines, Inc. - Delaware

Transamerica Asset Management Group, Inc. - Delaware

       Criterion Investment Management Company - Texas
             Criterion Rogge Global Advisers, Inc. (50% ownership) - Texas

*Transamerica Corporation (Oregon) - Oregon

(S)Transamerica Delaware, L.P. - Delaware

Transamerica Finance Group, Inc. - Delaware
       BWAC Twelve, Inc. - Delaware
             Transamerica Insurance Finance Corporation - Maryland
                  Transamerica Insurance Finance Corporation, California -
                   California
                  Transamerica Insurance Finance Corporation, Canada - Canada Transamerica Insurance Finance Company (U.K.) - Maryland
       Transamerica Financial Services Finance Company - Delaware
             (TFG owns 100% of common stock; TFC owns 100% of preferred stock) Transamerica HomeFirst, Inc. - California
       Transamerica Finance Corporation - Delaware
             Arcadia General Insurance Company - Arizona
             Arcadia National Life Insurance Company - Arizona
             First Credit Corporation - Delaware
             *Pacific Agency, Inc. - Indiana
             Pacific Finance Loans - California
             Pacific Service Escrow Inc. - Delaware
             Transamerica Acceptance Corporation - Delaware

             Transamerica Credit Corporation - Nevada
             Transamerica Credit Corporation - Washington
             Transamerica Financial Consumer Discount Company - Pennsylvania Transamerica Financial Corporation - Nevada
             Transamerica Financial Professional Services, Inc. - California Transamerica Financial Services, Inc. - British Columbia Transamerica Financial Services - California

                  NAB Services, Inc. - California
             Transamerica Financial Services - Wyoming
             Transamerica Financial Services Company - Ohio Transamerica Financial Services, Inc. - Alabama Transamerica Financial Services, Inc. - Arizona Transamerica Financial Services, Inc. - Kansas

             Transamerica Financial Services Inc. - Minnesota
             Transamerica Financial Services, Inc. - New Jersey
             Transamerica Financial Services, Inc. - Texas
             Transamerica Financial Services (Inc.) - Oklahoma
             Transamerica Financial Services of Dover, Inc. - Delaware Transamerica Insurance Administrators, Inc. - Delaware TELCO Holding Co., Inc. - Delaware

             Transamerica Commercial Finance Corporation, I - Delaware
                  BWAC Credit Corporation - Delaware
                  BWAC International Corporation - Delaware
                  MRTO Holdings, Inc. - Delaware
                  Transamerica Business Credit Corporation - Delaware Transamerica Inventory Finance Corporation - Delaware
                       Transamerica Commercial Finance Corporation - Delaware
                            TCF Asset Management Corporation - Colorado
                  BWAC Seventeen, Inc. - Delaware
                       Transamerica Commercial Finance Corporation, Canada -
                        Canada
                            TCF Asset Management Corporation, Canada - Canada
                                 Macey (North) Limited - Ontario
                            TCF Commercial Leasing Corporation, Canada - Ontario
                       Transamerica Commercial Finance Canada, Limited - Ontario
                  Transamerica Insurance Administrators, Inc. - Delaware
                       Arcadia National Life Insurance Company - Arizona
                  BWAC Twenty, Inc. - Delaware
                       Arcadia General Insurance Company - Arizona
                  Transamerica Commercial Finance France S.A. - France
                  BWAC Twenty-One, Inc. - Delaware
                       Transamerica Commercial Holdings Limited - United Kingdom
                            Transamerica Trailer Leasing Limited -
                             United Kingdom (51%)
                       Transamerica Commercial Finance Limited - United Kingdom

                  Transamerica GmbH Inc. - Delaware
                       Transamerica Financieringsmattschappij B.V. - Netherlands *Transamerica Finanzierungs GmbH - Germany
                  (BWAC) Twenty-One, Inc./Transamerica GmbH Inc.)
                       Transamerica Finanzierungs GmbH - Germany
                  Transamerica Rental Finance Corporation - Delaware
             TA Leasing Holdings Co., Inc. - Delaware
                  Transamerica Leasing Inc. - Delaware
                       Transamerica Leasing Holdings, Inc. - Delaware
                            Intermodal Equipment, Inc. - Delaware
                                 Transamerica Leasing N.V. - Belgium

                                 Transamerica Leasing Sri. - Italy
                            Transamerica Container Acquisition Corporation -
                             Delaware
                                 Transamerica Container Acquisition II
                                  Corporation - Delaware
                            Transamerica Distribution Services Inc. - Delaware Transamerica Leasing Coordination Center - Belgium Transamerica Leasing do Brasil S/C Ltda. - Brazil Transamerica Leasing GmbH - Germany
                            Transamerica Leasing (HK) Ltd. - Hong Kong
                            Transamerica Leasing Limited - United Kingdom
                                 ICS Terminals (U.K.) Limited - United Kingdom
                            Transamerica Leasing Pty. Ltd. - Australia
                            Transamerica Leasing (Canada) Inc. - Canada
                            Transamerica Tank Container Leasing Pty. Limited -
                             Australia
                            Transamerica Trailer Holdings I Inc. - Delaware Transamerica Trailer Holdings II Inc. - Delaware Transamerica Trailer Holdings III - Delaware Transamerica Trailer Leasing AB - Sweden Transamerica Trailer Leasing (Belgium) N.V. -
                             Belgium

                            Transamerica Trailer Leasing (Netherlands) B.V. -
                             Netherlands
                            Transamerica Trailer Leasing A/S - Denmark
                            Transamerica Trailer Leasing GmbH - Germany
                            Transamerica Trailer Leasing S.A. - France
                            Transamerica Trailer Leasing S.p.A. - Italy
                            Transamerica Trailer Spain, S.A. - Spain
                            Transamerica Transport Inc. - New Jersey


*Transamerica Homes, Inc. - Delaware


Transamerica Information Management Services, Inc. - Delaware


Transamerica Insurance Corporation of California - California
       Arbor Life Insurance Company - Arizona
       Plaza Insurance Sales, Inc. - California
       *Transamerica Advisors, Inc. - California
       Transamerica Annuity Service Corporation - New Mexico
       Transamerica Financial Resources, Inc. - Delaware
             Financial Resources Insurance Agency of Texas, Inc. - Texas

             TBK Insurance Agency of Ohio - Ohio
             Transamerica Financial Resources Insurance Agency of Alabama,
              Inc. - Alabama
             Transamerica Financial Resources Insurance Agency of
              Massachusetts, Inc. - Massachusetts
       Transamerica Securities Sales Corporation - Maryland
       Transamerica International Insurance Services, Inc. - Delaware
             Home Loans & Finance Limited - United Kingdom
       Transamerica Occidental Life Insurance Company - California
             First Transamerica Life Insurance Company - New York
             *NEF Investment Company - Delaware
             Transamerica Life Insurance and Annuity Company - California
                  Transamerica Assurance Company - Colorado
                  Transamerica Occidental Life Insurance Company of Illinois
                   - Illinois
             Transamerica Life Insurance Company of Canada - Canada
             USA Administration Services, Inc. - Kansas
       Transamerica Products, Inc. - California
             Transamerica Leasing Ventures, Inc. - California
             Transamerica Products I, Inc. - California
             Transamerica Products II, Inc. - California
             Transamerica Products IV, Inc. - California
       Transamerica Service Company - Delaware

Transamerica International Holdings, Inc. - Delaware
       TC Cable, Inc. (75% ownership)

*Transamerica International Limited - Canada

Transamerica Investment Services, Inc. - Delaware

*Transamerica Land Capital, Inc. - California
       *Bankers Mortgage Company of California - California

Transamerica Overseas Finance Corporation N.V. - Netherlands Antilles

 .Transamerica Real Estate Tax Service
       Transamerica Flood Hazard Certification - New Jersey

Transamerica Realty Services, Inc. - Delaware
       *The Gilwell Company - California
       Pyramid Investment Corporation - Delaware
       Transamerica Minerals Company - California
       Transamerica Oakmont Corporation - California
       Transamerica Properties, Inc. - Delaware

       Transamerica Real Estate Management Co. - California
       Transamerica Retirement Management Corporation - Delaware
       Ventana Inn, Inc. - California


*Transamerica Systems Corporation - Delaware

Transamerica Telecommunications Corporation - Delaware



                        *Designates INACTIVE COMPANIES
                    .A Division of Transamerica Corporation
        (S)Limited Partner, Transamerica Corporation is General Partner



ITEM 26. NUMBERS OF HOLDERS OF SECURITIES

       As of the date of this registration statement, each class of each Fund had one shareholder, Transamerica Corporation, that had contributed the initial seed money for the Corporation.


ITEM 27.  INDEMNIFICATION

       Transamerica Investors' Bylaws provide in Article VII as follows:

       Section 1. OFFICERS, DIRECTORS, EMPLOYEES, AGENTS AND OTHERS. The Corporation shall indemnify its Officers, Directors, employees and agents and any person who serves at the request of the Corporation as a Director, Officer employee or agent of another corporation, partnership, joint venture, trust or other enterprise as follows:

       (a) Every person who is or has been a Director, Officer, employee or agent of the Corporation and persons who serve at the Corporation's request as Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise shall be indemnified by the Corporation to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Director, Officer, employee or agent of the Corporation or of another employee or agent of the Corporation or of another corporation, partnership, joint venture, trust or other enterprise at the request of the Corporation and against amounts paid or incurred by him or her in the settlement thereof.

       (b) The words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, legislative, investigative or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

       (c) No indemnification shall be provided hereunder to a Director, Officer, employee or agent against any liability to the Corporation or its shareholders by reason of willful misfeasance, active and deliberate dishonesty, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

       (d) The rights of indemnification herein provided may be insured against by policies maintained by the Corporation, shall be severable, shall not affect any other rights to which any Director, Officer, employee or agent may now or hereafter be entitled, shall continue as to a person who has ceased to be such Director, Officer, employee or agent and shall insure to the benefit of the heirs, executors and administrators of such a person.

       (e) In the absence of a final decision on the merits by a court or other body before which such proceeding was brought, an indemnification payment will not be made, except as provided in paragraph (f) of this
       Section 1, unless in the absence of such a decision, a reasonable determination based upon a factual review has been made: (1) by a majority vote of a quorum of non-party Directors who are not "interested persons" of the Corporation as defined in Section 2(a)(19) of the Investment Company Act of 1940; (2) by independent legal counsel approved by the Board of Directors in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence or reckless disregard of duties; or (3) by the shareholders.

       (f) The Corporation further undertakes that advancement of expenses incurred in the defense of a proceeding by an Officer, Director, or controlling person of the Corporation in advance of the final disposition of the proceeding (upon receipt by the Corporation of: (a) a written affirmation by the Officer, Director, or controlling person of the Corporation of that person's good faith belief that the standard of conduct necessary for idemnification by the Corporation as authorized in the Maryland General Corporation Law has been met; and (b) a written undertaking by or on behalf of such person to repay the amount if it shall ultimately be determined that the standard of conduct as stated above has not been met) will not be made absent the fulfillment of at least one of the following conditions: (1) the Corporation is insured against losses arising by reason of any lawful advances; or (2) a majority of a quorum of disinterested, non-party Directors or independent legal counsel in a written opinion makes a factual determination that there is a reason to believe the indemnitee will be entitled to indemnification.

       Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling person of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by the director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

       The directors and officers of Transamerica Investors, Inc. are covered under a Directors and Officers liability program which includes direct coverage to directors and officers and corporate reimbursement to reimburse the Company for indemnification of its directors and officers. Such directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers. In general, the term "loss" means any amount which the insureds are legally obligated to pay for a claim for Wrongful Acts. In general, the term "Wrongful Acts" means any breach of duty, neglect, error, misstatement, misleading statement or omission caused, committed or attempted by a director of officer while acting individually or collectively in their capacity as such, claimed against them solely by reason of their being directors and officers. The limit of liability under the program is $5,000,000 for the period from the date of effectiveness of this registration statement to 2/1/96. The primary policy under the program is with ICI Mutual Insurance Company.



ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER:

Transamerica Investment Services, Inc. (the "Adviser") is a registered adviser. The Adviser is a direct wholly-owned subsidiary of Transamerica Corporation.

Information as to the officers and directors of the Adviser is included in its Form ADV last filed in March 1995 with the Securities and Exchange Commission (registration number 801-7740) and is incorporated herein by reference.



ITEM 29.  PRINCIPAL UNDERWRITER

       (a) Transamerica Securities Sales Corporation ("TSSC") serves as the principal underwriter of shares of the Funds.

       (b) TSSC is the principal underwriter for the Registrant. Transamerica Financial Resources, Inc. ("TFR") will also distribute shares of the funds. Set forth below is a list of the directors and officers of TSSC and TFR and their positions with the Registrant.

NAME AND PRINCIPAL     POSITIONS AND OFFICE        POSITIONS
BUSINESS ADDRESS*      WITH TSSC                   WITH REGISTRANT
-----------------      ----------------------      ---------------
Barbara A. Kelley      President and Director           None
Regina M. Fink         Secretary and Director           None
Benjamin Tang          Treasurer                        None
Nooruddin Veerjee      Director                         Director & CEO
Arlene Falk Withers    Director                         None
James B. Roszak        Director                         None
Dan S. Trivers         Senior Vice President            None
Grace F. Carpenter     Vice President                   None
Nicki Bair             Vice President                   President, CA & CFO
Christopher W. Shaw    Second Vice President            Assistant Vice President


* The principal business address for each officer and director is 1150 South Olive Street, Los Angeles, CA 90015.

NAME AND PRINCIPAL     POSITIONS AND OFFICES           POSITIONS
BUSINESS ADDRESS*      WITH TFR                    WITH REGISTRANT
-----------------      ----------------            ---------------
Barbara A. Kelley      President and Director           None
Regina M. Fink         Secretary                        None
Benjamin Tang          Treasurer                        None
Gilbert Cronin         Director                         None
James W. Dederer       Director                         None
James B. Roszak        Director                         None
Ronald F. Wagley       Director                         None

* The principal business address for each officer and director is 1150 South Olive Street, Los Angeles, CA 90015.

ITEM 30. LOCATION AND ACCOUNTS AND RECORDS

       All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained at the offices of:

       Registrant, located at 1150 South Olive, Los Angeles, California 90015-2211;
       State Street Bank and Trust Company, Registrant's custodian, located at 225 Franklin Street, Boston, Massachusetts 02110; and
       Boston Financial Data Services, Inc., a subsidiary of State Street, located at 2 Heritage Drive, Quincy, Massachusetts 02171.



ITEM 31. MANAGEMENT SERVICES

       All management contracts are discussed in Parts A or B.

ITEMS 32. UNDERTAKINGS

 (a)   Not Applicable.

 (b) Registrant undertakes that it will file a post-effective amendment, using financial statements of a reasonably current date which need not be certified, within four to six months from the commencement of operations of the Funds.

 (c) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its most recent annual report to shareholders, upon request and without charge.

 (d) Registrant hereby undertakes to call for a meeting of shareholders for the purpose of voting upon the question of removal of one or more of the directors if requested to do so by the holders of at least 10% of a Fund's outstanding shares, and to assist in communication with other shareholders as required by Section 16(c).

                                  SIGNATURES

       Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Transamerica Investors, Inc. has duly caused this Pre-Effective Amendment No. 2 to the Registration Statement to be signed on its behalf by the undersigned in the City of Los Angeles, State of California on this 15th day of September, 1995.


                                TRANSAMERICA INVESTORS, INC.


                                By:   /s/ Nicki Blair
                                      ---------------------------------
                                      Nicki Blair
                                      Director, Chief Financial Officer and
                                      Chief Accounting Officer


       As required by the Securities Act of 1933, this Pre-Effective Amendment No. 2 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signatures                           Titles                         Date
----------                           ------                         ----

_________________________*    Director and Chief              September 15, 1995
Nooruddin Veerjee             Executive Officer



_________________________*    President, Chief                September 15, 1995
Nicki Blair                   Financial Officer and
                              Chief Accounting Officer


_________________________*    Director                        September 15, 1995
Sidney E. Harris



_________________________*    Director                        September 15, 1995
Charles C. Reed

_________________________*    Director                        September 15, 1995
Gary U. Rolle



_________________________*    Director                        September 15, 1995
Carl R. Terzian


/s/ Nicki Bair                On September 15, 1995 as Attorney-in-Fact pursuant
_________________________     to powers of attorney previously filed and in her
*By: Nicki Bair               own capacity as President, Chief Financial Officer
                              and Chief Accounting Officer

                                 EXHIBIT INDEX
                                 -------------

Exhibit    Description                                                      Page
  No.      of Exhibit                                                        No.
-------    ----------                                                       ----
(6)(d)     Form of Retail Services Agreement among Transamerica
           Investors, Inc., Transamerica Occidental Life
           Insurance Company and Charles Schwab & Co., Inc..................

(11)(a)    Consent of Sutherland, Asbill & Brennan..........................

(11)(b)    Consent of Ernst & Young LLP.....................................


______________________

* Page numbers included only in manually executed original, in compliance with Rule 403(d).